                               PRESIDENT'S LETTER

Dear Shareholder,                                                  June 30, 2001

Thank you for investing in the Aetna Variable Portfolios. With so many investment choices available today, we are pleased you have placed your confidence in us to help you reach your financial goals.

This has been a trying year so far, for job holders as well as job seekers, for business proprietors, for economic policy officials, and for investors. The U.S. economy has decelerated sharply from the exceptional pace it had achieved in the late 1990s, causing a rise in unemployment and drop in corporate profitability. The financial market whiplash that has accompanied this slowdown has reinforced for investors the fundamental wisdom of diversification, of holding one's nest eggs in more than one basket. Although equity returns, especially those in the technology and communications industries, have been negative so far in 2001 after an unprecedented run of spectacular results, cash and high quality fixed income investments have provided positive returns.

Despite aggressive efforts to stimulate faster growth through easing of monetary policies (the Federal Reserve cut its short term interest rate 6 times within the first six months of 2001), there is as yet no clear evidence of economic recovery. But there is evidence of a stabilization of consumer confidence, a bottoming in aggregate business investment spending, and a rebound from the stock market lows reached in early April. With energy prices now in retreat and tax rebate checks from the U.S. Treasury to look forward to, the outlook for the economy and for the investment markets in the second half of 2001 is for considerable improvement over the performance of the first half.

As you know, at Aeltus we continuously strive to improve products and services for the benefit of the shareholders. We strive to understand and anticipate your needs and objectives and manage our variable portfolios accordingly. Our approach is risk-controlled, with a goal to achieve consistent results.

Within the past six months Aetna GET Fund, Series L and M enjoyed successful offerings, as investors committed more than $213 million to these Series on a collective basis. GET N is open for deposit until September 12, 2001. These Series are designed to appeal to a broad range of investors seeking preservation of principal with upside market potential.

As we begin the second half of 2001, with the prospect of better times ahead, we reaffirm our commitment to bring you the best of products, services and flexibility in investment choices. We greatly value and appreciate your continued confidence in and support of the Aetna Variable Portfolios.

Sincerely,

/s/ J. Scott Fox

J. Scott Fox

President

Aetna Variable Portfolios


A prospectus containing more complete information including charges and expenses is available from your financial advisor, at www.aetnafunds.com, or by calling 800-238-6263, option 2. Read the prospectus carefully before investing.

TABLE OF CONTENTS

GET FUNDS:
President's Letter......................................................i
Investment Review.......................................................1
Portfolios of Investments:
 Series C..............................................................20
 Series D..............................................................27
 Series E..............................................................34
 Series G..............................................................41
 Series H..............................................................48
 Series I..............................................................55
 Series J..............................................................62
 Series K..............................................................69
 Series L..............................................................76
 Series M..............................................................83
 Series N..............................................................90
Statements of Assets and Liabilities...................................92
Statements of Operations...............................................98
Statements of Changes in Net Assets...................................104
Notes to Financial Statements.........................................115
Financial Highlights..................................................120

[CHART]

                       AETNA GET FUND, SERIES C
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES C   INDEX
-----------------------------------------------
       12/17/96            10,000       10,000
       12/31/96            10,153       10,174
                           10,251       10,446
                           11,620       12,270
                           12,442       13,189
       12/31/97            12,718       13,568
                           14,432       15,461
                           15,002       15,971
                           13,496       14,382
       12/31/98            16,248       17,445
                           17,114       18,314
                           18,230       19,605
                           17,227       18,380
       12/31/99            20,076       21,115
                           20,643       21,598
                           20,023       21,024
                           19,953       20,820
       12/31/00            18,341       19,190
                           16,008       16,914
       06/30/01            16,920       17,906

[CHART]

                       AETNA GET FUND, SERIES D
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES D   INDEX
-----------------------------------------------
       01/16/99            10,000       10,000
                           10,060       10,303
                           10,298       11,029
                            9,971       10,340
       12/31/99            10,802       11,879
                           10,802       12,151
                           10,512       11,827
                           10,605       11,713
       12/31/00            10,414       10,796
                           10,317        9,515
       06/30/01            10,512       10,073

                                                   See Definition of Terms.    1

[CHART]

                       AETNA GET FUND, SERIES E
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES E   INDEX
-----------------------------------------------
       09/15/99           10,000       10,000
                           9,773        9,604
       12/31/99           10,714       11,033
                          10,893       11,285
                          10,537       10,985
                          10,557       10,878
       12/31/00           10,248       10,027
                          10,009        8,838
       06/30/01           10,123        9,356

[CHART]

                       AETNA GET FUND, SERIES G
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES G   INDEX
-----------------------------------------------
       12/15/99             10,000       10,000
       12/31/99             10,286       10,475
                            10,356       10,715
                            10,040       10,430
                            10,129       10,329
       12/31/00              9,982        9,520
                             9,809        8,391
       06/30/01              9,929        8,883


2  See Definition of Terms.

[CHART]

                       AETNA GET FUND, SERIES H
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES H   INDEX
-----------------------------------------------
       03/15/00              10,000       10,000
       03/31/00              10,720       11,030
                             10,356       10,737
                             10,345       10,632
       12/31/00              10,089        9,800
                              9,857        8,638
       06/30/01               9,955        9,144

[CHART]

                       AETNA GET FUND, SERIES I
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES I   INDEX
-----------------------------------------------
       06/15/00            10,000       10,000
       06/30/00             9,979        9,895
                           10,019        9,799
       12/31/00             9,848        9,032
                            9,638        7,961
       06/30/01             9,731        8,428


                                                   See Definition of Terms.    3

[CHART]

                       AETNA GET FUND, SERIES J
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES J   INDEX
-----------------------------------------------
       09/14/00           10,000       10,000
       09/30/00            9,813        9,677
       12/31/00            9,677        8,919
                           9,498        7,861
       06/30/01            9,554        8,323

[CHART]

                       AETNA GET FUND, SERIES K
                              GROWTH OF $10,000
-----------------------------------------------
                         AETNA GET     S&P 500
                       FUND, SERIES K   INDEX
-----------------------------------------------
       12/14/00            10,000       10,000
       12/31/00             9,915        9,712
                            9,580        8,560
       06/30/01             9,650        9,062


4  See Definition of Terms.

        AVERAGE ANNUAL TOTAL RETURNS
    FOR THE PERIOD ENDED JUNE 30, 2001*
----------------------------------------------
       INCEPTION DATE   1 YEAR      INCEPTION
----------------------------------------------
GET C      12/17/96      -15.48%     12.30%
----------------------------------------------
GET D      01/16/99        0.00%      2.06%
----------------------------------------------
GET E      09/15/99       -3.95%      0.68%
----------------------------------------------
GET G      12/15/99       -1.11%     -0.46%
----------------------------------------------
GET H      03/15/00       -3.86%     -0.35%
----------------------------------------------
GET I      06/15/00       -2.48%     -2.57%
----------------------------------------------
GET J      09/14/00          --      -4.46%
----------------------------------------------
GET K      12/14/00          --      -3.50%
----------------------------------------------
GET L      03/15/01          --       1.07%
----------------------------------------------
GET M      06/14/01          --      -1.33%
----------------------------------------------

* Total Return is calculated including reinvestment of income and capital gain distributions. Performance does not take into account any separate account charges imposed by Aetna. Past performance is no guarantee of future results. Investment return and principal of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

             AETNA GET FUND, SERIES C, D, E, G, H, I, J, K, L AND M

HOW DID THE SERIES PERFORM DURING THE PERIOD?

The performance listed below for the Aetna GET Fund, Series C, D, E, G, H, I, J, K, L and M (GET C, GET D, GET E, GET G, GET H, GET I, GET J, GET K, GET L and GET M) and their respective benchmarks is for the six month or period ended June 30, 2001:

                            SERIES                                      BENCHMARK INDEX
AETNA GET FUND              RETURN       BENCHMARK INDEX                    RETURN
GET C                       -7.73%       S&P 500 Index(a)                   -6.70%
GET D                        0.95%       S&P 500 Index                      -6.70%
GET E                       -1.24%       S&P 500 Index                      -6.70%
GET G                       -0.53%       S&P 500 Index                      -6.70%
GET H                       -1.33%       S&P 500 Index                      -6.70%
GET I                       -1.17%       S&P 500 Index                      -6.70%
GET J                       -1.26%       S&P 500 Index                      -6.70%
GET K                       -2.68%       S&P 500 Index                      -6.70%
GET L*                       1.07%       S&P 500 Index*                      5.30%
GET M**                     -1.33%       S&P 500 Index**                    -1.36%

* Performance is from 3/15/01 to 6/30/01.
**Performance is from 6/14/01 to 6/30/01.

WHAT ECONOMIC OR FINANCIAL MARKET CONDITIONS IMPACTED THE SERIES?

Over the period, the economy remained weak. Manufacturing, business investment, and corporate profits struggled and negatively impacted equity markets here in the U.S. and abroad. On the employment front, jobless claims have been running at their highest level since 1992, driving unemployment up 0.5% to 4.5%. Real Gross Domestic Product growth in the first quarter was slow at 1.2% and comparably weak in the second quarter. The most recent statistics however may indicate stabilization in the manufacturing sector as well as positive consumer confidence. A good sign for the economy.

The Federal Reserve (the "Fed") eased overnight rates by a total of 275 basis points since the beginning of the year in


                                                See Definition of Terms.       5
response to the softening economy. The Fed and the market are now looking for the prior rate cuts and tax cuts to begin to stimulate the economy. (One basis point is equal to one hundredth of a percent, or 0.01%.)

While domestic equity markets were able to rally in response to the Fed's inter-meeting rate cuts of 50 basis points in January and April, these rallies were not strong enough to counter the severe corrections that occurred in February and March of this year. The poorest performing sectors for large cap stocks as measured by the Standard & Poor's (S&P) 500 Index were technology, utilities and health care. Fears over the adverse impact a slowing U.S. economy would have on technology company earnings caused investors to allocate away from this sector. The utility sector was hurt by concerns over potential liabilities arising from the California utility crisis. The strongest large cap sectors were consumer cyclicals and basic materials.

On the fixed income side, the yield curve was steeper again in the second quarter with the 2- year to 10-year curve going from 75 to 116 basis points. For much of the quarter this was driven by lower 2-year yields as the market was pricing in further rate cuts. Ten year yields rose for much of the quarter due to technical conditions, rallied through much of June as economic conditions remained weak but increased late in June as the Fed slowed their pace of easing and economic data showed signs of a possible rebound.

The accommodative Fed caused spreads to narrow across the investment grade spectrum. For the quarter, investment grade corporate bonds outperformed duration-equivalent Treasuries by 138 basis points. Other investment grade sectors had positive returns, with agencies +9, mortgage-backed securities +39, collateralized mortgage backed-securities +70, and asset-backed securities +56.

It was a period marked by dramatic changes in market leadership and investor sentiment. Weak economic reports, generally lead to equity market losses, but the Fed's 6 rate cuts during the period saw surges in investor optimism and positive equity returns.

WHICH INVESTMENTS INFLUENCED THE SERIES' PERFORMANCE?


For the first half of 2001, the Series' allocation to equities was reduced dramatically throughout the period, as our asset allocation model favored fixed income securities during a period of declining stock market performance. Asset allocation decisions were the primary reason why the overall performance of the Series (except for GET C and GET L) outperformed the S&P 500 Index. However, the underlying fixed income portion of the Series (except for GET D) modestly underperformed the Lehman Brothers Aggregate Bond Index(b), while the underlying equity portion of the Series (except for GET L and GET M) also underperformed the S&P 500 Index.

On an allocation basis, both the equity and fixed income components of GET C, GET E, GET G, GET H, GET I, GET J and GET K underperformed both the S&P 500 Index and the Lehman Brothers Aggregate Bond Index as follows:

                                                                                ASSET ALLOCATION
AETNA                       ASSET ALLOCATION       AETNA                        LEHMAN BROTHERS
GET      ASSET ALLOCATION       S&P 500            GET      ASSET ALLOCATION     AGGREGATE BOND
FUND       SERIES RETURN      INDEX RETURN         FUND       SERIES RETURN       INDEX RETURN
GET C         -7.11%             -6.70%            GET C          3.43%              3.62%
GET E         -8.48%             -6.70%            GET E          3.61%              3.62%
GET G         -7.79%             -6.70%            GET G          3.41%              3.62%
GET H         -7.91%             -6.70%            GET H          3.30%              3.62%
GET I         -7.59%             -6.70%            GET I          3.10%              3.62%
GET J         -7.78%             -6.70%            GET J          3.01%              3.62%
GET K         -8.36%             -6.70%            GET K          3.05%              3.62%


6  See Definition of Terms.

GET D underperformed the S&P 500 Index -7.71% versus -6.70%, while it outperformed the Lehman Brothers Aggregate Bond Index 3.84% versus 3.62%. Since the inception of GET L (March 15, 2001), the Series has outperformed the S&P 500 Index, 5.46% versus 5.30%, while it underperformed the Lehman Brothers Aggregate Bond Index, -0.70% versus 0.63%. Likewise, since its inception (June 14, 2001), GET M has outperformed the S&P 500 Index, -1.30% versus -1.36%, and underperformed the Lehman Brothers Aggregate Bond Index, -1.24% versus -0.43%.

The Series were hurt both by the sector allocation and individual security selection by the quantitative model used to manage the Series. Security selection was poor because factor performance was perverse, especially in January following the Fed's first rate cut on January 3rd. The bottom deciles of estimate trend, price momentum, earnings momentum and growth reliability outperformed the top deciles by 15% or more on an equally weighted basis in January. That is, the stocks that performed best were those analysts had downgraded most actively, those with poor prior price momentum, those with the largest declines in earnings over the last 4 quarters, and those with the least consistent earnings growth. This perverse factor behavior has been attributed to a "January effect" in which stocks that have suffered from tax-loss selling late in the prior year bounce back in January. This effect was exacerbated by the seasonal pattern of strong inflows into equities in the early part of the year, and, aggressive easing by the Fed sharply altered market psychology. Similar behavior occurred in April following the Fed's inter-meeting easing on April 18. Although to a lesser extent, investors once again consciously sought stocks that had sold off sharply despite the fact that many of these stocks continue to have poor near-term earnings outlooks.

The Series were hurt by their overweight positions in healthcare and their underweight positions in consumer cyclicals. The negative impact of these positions was partially offset by the Series overweight positions in the energy and financials sectors as these sectors performed well relative to the S&P 500 Index during the period. The majority of the adverse individual security selections by the quantitative model occurred within the technology sector. The Series were hurt by their underweight positions in Microsoft and AOL, and, by their overweight positions in EMC and Oracle. This was partially offset by the positive impact of having been underweight in Lucent.

WHAT IS YOUR OUTLOOK GOING FORWARD?

We believe investor behavior in January and April of this year represent an anomalous period rather than a sudden shift in the way investors will value individual equities in the long term. That is, we believe it is unlikely that investors will markedly change their historical behavior for a sustained period of time in favor of stocks that are being most actively downgraded by analysts, that are showing the greatest declines in actual earnings, and that exhibit the poorest earnings growth reliability. As the U.S. economy stabilizes, we expect performance within the U.S. equity market to steady in favor of those companies with superior business momentum, market recognition, and attractive valuation.


                                                 See Definition of Terms.      7

GET C:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%       (0.3)%
Capital Goods                      10.2%        9.3%        0.9%
Communication Services              4.3%        5.7%       (1.4)%
Consumer Cyclicals                  7.0%        8.7%       (1.7)%
Consumer Staples                   11.7%       13.0%       (1.3)%
Energy                              8.3%        6.7%        1.6%
Financials                         20.8%       18.1%        2.7%
Health Care                        12.5%       12.8%       (0.3)%
Technology                         17.1%       18.4%       (1.3)%
Transportation                      0.8%        0.7%        0.1%
Utilities                           4.9%        3.9%        1.0%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                4.3%
Microsoft Corp.                     3.6%
Exxon Mobil Corp.                   2.7%
Citigroup Inc.                      2.4%
Pfizer Inc.                         2.3%


                                                      ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:                        06/30/01            12/31/00
Large Cap Stocks                                     93.1%             96.2%
Mid Cap Stocks                                        1.4%              0.4%
Small Cap Stocks                                      0.4%                --
International Stocks                                  3.8%              2.9%
Real Estate Stocks                                      --              0.1%
Fixed Income                                            --                --
Cash Equivalents                                      1.3%              0.4%
                                                 -----------------  --------
                                                    100.0%            100.0%
                                                 =================  ========


8  See Definition of Terms.

GET D:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%       (0.3)%
Capital Goods                      10.2%        9.3%        0.9%
Communication Services              4.3%        5.7%       (1.4)%
Consumer Cyclicals                  6.7%        8.7%       (2.0)%
Consumer Staples                   11.6%       13.0%       (1.4)%
Energy                              8.3%        6.7%        1.6%
Financials                         20.8%       18.1%        2.7%
Health Care                        12.6%       12.8%       (0.2)%
Technology                         17.3%       18.4%       (1.1)%
Transportation                      0.7%        0.7%          --
Utilities                           5.1%        3.9%        1.2%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.2%
Microsoft Corp.                     1.0%
Exxon Mobil Corp.                   0.8%
Citigroup Inc.                      0.7%
Pfizer Inc.                         0.6%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS         OF FUTURES                                 ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                 06/30/01          12/31/00
Large Cap Stocks                   25.2%                          1.7%                       26.9%             28.1%
Mid Cap Stocks                      0.4%                           --                         0.4%              0.2%
Small Cap Stocks                    0.1%                           --                         0.1%                --
International Stocks                1.1%                           --                         1.1%              0.9%
Fixed Income                       70.9%                           --                        70.9%             70.2%
Cash Equivalents                    2.3%                         (1.7)%                       0.6%              0.6%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


                                                 See Definition of Terms.      9

GET E:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.5%        2.7%       (0.2)%
Capital Goods                      10.4%        9.3%        1.1%
Communication Services              4.3%        5.7%       (1.4)%
Consumer Cyclicals                  6.9%        8.7%       (1.8)%
Consumer Staples                   11.7%       13.0%       (1.3)%
Energy                              8.4%        6.7%        1.7%
Financials                         20.6%       18.1%        2.5%
Health Care                        12.4%       12.8%       (0.4)%
Technology                         17.1%       18.4%       (1.3)%
Transportation                      0.7%        0.7%          --
Utilities                           5.0%        3.9%        1.1%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.0%
Microsoft Corp.                     0.8%
Exxon Mobil Corp.                   0.6%
Citigroup Inc.                      0.5%
Pfizer Inc.                         0.5%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS          OF FUTURES                               ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                 06/30/01          12/31/00
Large Cap Stocks                   20.3%                          1.3%                       21.6%             36.8%
Mid Cap Stocks                      0.3%                           --                         0.3%              0.5%
Small Cap Stocks                    0.1%                           --                         0.1%              0.1%
International Stocks                0.8%                           --                         0.8%              1.0%
Fixed Income                       77.1%                           --                        77.1%             61.5%
Cash Equivalents                    1.4%                         (1.3)%                       0.1%              0.1%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


10 See Definition of Terms.

GET G:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%       (0.3)%
Capital Goods                      10.3%        9.3%        1.0%
Communication Services              4.4%        5.7%       (1.3)%
Consumer Cyclicals                  6.8%        8.7%       (1.9)%
Consumer Staples                   11.7%       13.0%       (1.3)%
Energy                              8.4%        6.7%        1.7%
Financials                         20.6%       18.1%        2.5%
Health Care                        12.5%       12.8%       (0.3)%
Technology                         17.2%       18.4%       (1.2)%
Transportation                      0.8%        0.7%        0.1%
Utilities                           4.9%        3.9%        1.0%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                0.9%
Microsoft Corp.                     0.7%
Exxon Mobil Corp.                   0.6%
Citigroup Inc.                      0.5%
Pfizer Inc.                         0.5%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS         OF FUTURES                                  ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                  06/30/01         12/31/00
Large Cap Stocks                   19.8%                          1.6%                       21.4%             29.4%
Mid Cap Stocks                      0.3%                           --                         0.3%              0.4%
Small Cap Stocks                    0.1%                           --                         0.1%              0.1%
International Stocks                0.8%                           --                         0.8%              0.9%
Fixed Income                       77.3%                           --                        77.3%             69.1%
Cash Equivalents                    1.7%                         (1.6)%                       0.1%              0.1%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


                                                 See Definition of Terms.     11

GET H:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.5%        2.7%        (0.2)%
Capital Goods                      10.2%        9.3%         0.9%
Communication Services              4.3%        5.7%        (1.4)%
Consumer Cyclicals                  7.0%        8.7%        (1.7)%
Consumer Staples                   11.6%       13.0%        (1.4)%
Energy                              8.4%        6.7%         1.7%
Financials                         20.5%       18.1%         2.4%
Health Care                        12.6%       12.8%        (0.2)%
Technology                         17.2%       18.4%        (1.2)%
Transportation                      0.7%        0.7%           --
Utilities                           5.0%        3.9%         1.1%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.0%
Microsoft Corp.                     0.8%
Exxon Mobil Corp.                   0.7%
Citigroup Inc.                      0.6%
Pfizer Inc.                         0.5%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS          OF FUTURES                               ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                 06/30/01          12/31/00
Large Cap Stocks                   21.8%                          0.9%                       22.7%             35.1%
Mid Cap Stocks                      0.3%                           --                         0.3%              0.4%
Small Cap Stocks                    0.1%                           --                         0.1%              0.1%
International Stocks                0.9%                           --                         0.9%              1.0%
Fixed Income                       75.8%                           --                        75.8%             63.3%
Cash Equivalents                    1.1%                         (0.9)%                       0.2%              0.1%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


12 See Definition of Terms.

GET I:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%        (0.3)%
Capital Goods                      10.3%        9.3%         1.0%
Communication Services              4.3%        5.7%        (1.4)%
Consumer Cyclicals                  6.9%        8.7%        (1.8)%
Consumer Staples                   11.6%       13.0%        (1.4)%
Energy                              8.6%        6.7%         1.9%
Financials                         20.4%       18.1%         2.3%
Health Care                        12.5%       12.8%        (0.3)%
Technology                         17.3%       18.4%        (1.1)%
Transportation                      0.7%        0.7%           --
Utilities                           5.0%        3.9%         1.1%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.0%
Microsoft Corp.                     0.8%
Exxon Mobil Corp.                   0.7%
Citigroup Inc.                      0.6%
Pfizer Inc.                         0.5%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS          OF FUTURES                        ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                  06/30/01         12/31/00
Large Cap Stocks                   22.1%                          1.0%                       23.1%             33.6%
Mid Cap Stocks                      0.4%                           --                         0.4%              0.4%
Small Cap Stocks                    0.1%                           --                         0.1%              0.1%
International Stocks                0.9%                           --                         0.9%              0.9%
Fixed Income                       75.3%                           --                        75.3%             64.8%
Cash Equivalents                    1.2%                         (1.0)%                       0.2%              0.2%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


                                                 See Definition of Terms.     13

GET J:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.6%        2.7%        (0.1)%
Capital Goods                      10.4%        9.3%         1.1%
Communication Services              4.4%        5.7%        (1.3)%
Consumer Cyclicals                  7.4%        8.7%        (1.3)%
Consumer Staples                   11.6%       13.0%        (1.4)%
Energy                              8.4%        6.7%         1.7%
Financials                         20.6%       18.1%         2.5%
Health Care                        12.6%       12.8%        (0.2)%
Technology                         16.3%       18.4%        (2.1)%
Transportation                      0.7%        0.7%           --
Utilities                           5.0%        3.9%         1.1%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.1%
Microsoft Corp.                     0.9%
Exxon Mobil Corp.                   0.7%
Citigroup Inc.                      0.6%
Pfizer Inc.                         0.6%

                                             ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:                            06/30/01         12/31/00
Large Cap Stocks                                     22.5%             33.1%
Mid Cap Stocks                                        0.3%              0.4%
Small Cap Stocks                                      0.1%              0.1%
International Stocks                                  1.0%              0.9%
Fixed Income                                         75.8%             65.2%
Cash Equivalents                                      0.3%              0.3%
                                ----------------------------------  --------
                                                    100.0%            100.0%
                                ==================================  ========


14 See Definition of Terms.

GET K:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%        (0.3)%
Capital Goods                      10.3%        9.3%         1.0%
Communication Services              4.2%        5.7%        (1.5)%
Consumer Cyclicals                  7.2%        8.7%        (1.5)%
Consumer Staples                   11.5%       13.0%        (1.5)%
Energy                              8.5%        6.7%         1.8%
Financials                         20.3%       18.1%         2.2%
Health Care                        12.2%       12.8%        (0.6)%
Technology                         17.3%       18.4%        (1.1)%
Transportation                      0.9%        0.7%         0.2%
Utilities                           5.2%        3.9%         1.3%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                1.1%
Microsoft Corp.                     0.9%
Exxon Mobil Corp.                   0.7%
Citigroup Inc.                      0.6%
Pfizer Inc.                         0.6%

                                   % OF          NOTIONAL VALUE*
                                NET ASSETS         OF FUTURES                               ECONOMIC EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01                                                 06/30/01          12/31/00
Large Cap Stocks                   24.6%                          1.3%                       25.9%             39.7%
Mid Cap Stocks                      0.4%                           --                         0.4%              0.4%
Small Cap Stocks                    0.1%                           --                         0.1%              0.1%
International Stocks                1.0%                           --                         1.0%              1.2%
Fixed Income                       72.2%                           --                        72.2%             58.3%
Cash Equivalents                    1.7%                         (1.3)%                       0.4%              0.3%
                                ----------  --------------------------  ----------------------------------  --------
                                  100.0%                           --                       100.0%            100.0%
                                ==========  ==========================  ==================================  ========


                                                 See Definition of Terms.     15

GET L:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.5%        2.7%        (0.2)%
Capital Goods                      10.2%        9.3%         0.9%
Communication Services              4.3%        5.7%        (1.4)%
Consumer Cyclicals                  7.2%        8.7%        (1.5)%
Consumer Staples                   11.7%       13.0%        (1.3)%
Energy                              8.4%        6.7%         1.7%
Financials                         20.6%       18.1%         2.5%
Health Care                        12.4%       12.8%        (0.4)%
Technology                         16.6%       18.4%        (1.8)%
Transportation                      0.7%        0.7%           --
Utilities                           5.4%        3.9%         1.5%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                2.2%
Microsoft Corp.                     1.8%
Exxon Mobil Corp.                   1.4%
Citigroup Inc.                      1.2%
Pfizer Inc.                         1.2%

                                   % OF      NOTIONAL    ECONOMIC
                                NET ASSETS    VALUE*     EXPOSURE*
ASSET CLASS ALLOCATION:          06/30/01   OF FUTURES   06/30/01
Large Cap Stocks                   48.3%        1.1%       49.4%
Mid Cap Stocks                      0.8%         --         0.8%
Small Cap Stocks                    0.3%         --         0.3%
International Stocks                2.0%         --         2.0%
Fixed Income                       35.2%         --        35.2%
Cash Equivalents                   13.4%       (1.1)%      12.3%
                                ----------  ----------  ---------
                                  100.0%         --       100.0%
                                ==========  ==========  =========

16 See Definition of Terms.

GET M:

                                % OF EQUITY    % OF     OVER/(UNDER)
SECTOR                          INVESTMENTS   S&P 500     WEIGHTING
Basic Materials                     2.4%        2.7%        (0.3)%
Capital Goods                      10.5%        9.3%         1.2%
Communication Services              4.3%        5.7%        (1.4)%
Consumer Cyclicals                  7.1%        8.7%        (1.6)%
Consumer Staples                   11.7%       13.0%        (1.3)%
Energy                              8.5%        6.7%         1.8%
Financials                         20.8%       18.1%         2.7%
Health Care                        12.7%       12.8%        (0.1)%
Technology                         16.0%       18.4%        (2.4)%
Transportation                      0.8%        0.7%         0.1%
Utilities                           5.2%        3.9%         1.3%

                                  % OF NET
TOP FIVE EQUITY HOLDINGS           ASSETS
General Electric Co.                2.0%
Microsoft Corp.                     1.7%
Exxon Mobil Corp.                   1.3%
Citigroup Inc.                      1.1%
Pfizer Inc.                         1.1%

                                     ECONOMIC EXPOSURE*
                                          06/30/01
ASSET CLASS ALLOCATION:
Large Cap Stocks                                       43.1%
Mid Cap Stocks                                          0.7%
Small Cap Stocks                                        0.2%
International Stocks                                    1.8%
Fixed Income                                           53.6%
Cash Equivalents                                        0.6%
                                ----------------------------
                                                      100.0%
                                ============================

* Notional value refers to the economic value at risk or the exposure to the financial instruments underlying the options and futures positions, if any. Economic exposure reflects the Series' exposure to both changes in the value of the portfolio of investments as well as the financial instruments underlying the options and futures positions, if any.

The opinions expressed reflect those of the portfolio manager only through June 30, 2001. The manager's opinions are subject to change at any time based on market and other conditions. The composition, industries and holdings of the Series are subject to change.


                                                See Definition of Terms.      17

                            AETNA GET FUND, SERIES N

Aetna GET Fund, Series N (GET N) will be offered from June 14, 2001 through September 12, 2001 as a funding option under certain variable annuity contracts issued by Aetna Life Insurance and Annuity Company. GET N assets will be invested entirely in short term instruments prior to September 13, 2001. After that date, GET N will allocate its investments between equities and fixed income securities in proportions that are intended to help GET N attain its investment objective.

DEFINITION OF TERMS

(a) The S&P 500 is the Standard & Poor's 500 Index. Performance is calculated on a total return basis and dividends are reinvested, as reported by Frank Russell Company.

(b) The Lehman Brothers Aggregate Bond Index is an unmanaged index and is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index.


The unmanaged indices described above are not available for individual investment.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES C

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
COMMON STOCKS (98.8%)
AEROSPACE/DEFENSE (1.6%)
Boeing Co. .............................      20,830        $  1,158,148
General Dynamics Corp. .................       4,400             342,364
Goodrich (B.F.) Co. ....................       2,700             102,546
Lockheed Martin Corp. ..................      11,020             408,291
Northrop Grumman Corp. .................       1,500             120,150
Raytheon Co. ...........................       5,200             138,060
                                                            --------------
                                                               2,269,559
                                                            --------------
AGRICULTURE (0.1%)
Archer-Daniels-Midland Co. .............      10,185             132,405
                                                            --------------
AIR FREIGHT (0.1%)
FedEx Corp. + ..........................       4,260             171,252
                                                            --------------
AIRLINES (0.2%)
AMR Corp. + ............................       2,000              72,260
Delta Air Lines, Inc. ..................       1,600              70,528
Southwest Airlines Co. .................      10,150             187,674
                                                            --------------
                                                                 330,462
                                                            --------------
ALUMINUM (0.4%)
Alcan Aluminum Ltd. ....................       4,000             168,080
Alcoa Inc. .............................      11,208             441,595
                                                            --------------
                                                                 609,675
                                                            --------------
AUTO PARTS & EQUIPMENT (0.3%)
Cooper Tire & Rubber Co. ...............         900              12,780
Dana Corp. .............................       1,357              31,672
Delphi Automotive Systems Corp. ........       7,600             121,068
Genuine Parts Co. ......................       1,350              42,525
Snap-On, Inc. ..........................         940              22,710
TRW, Inc. ..............................       2,000              82,000
Visteon Corp. ..........................       2,762              50,766
                                                            --------------
                                                                 363,521
                                                            --------------
AUTOMOBILES (1.1%)
Ford Motor Co. .........................      46,500           1,141,575
General Motors Corp. ...................       7,100             456,885
                                                            --------------
                                                               1,598,460
                                                            --------------
BANKS - MAJOR REGIONAL (4.1%)
AmSouth Bancorporation .................       5,200              96,148
Bank of New York Co., Inc. .............       9,400             451,200
Bank One Corp. .........................       7,000             250,600
BB&T Corp. .............................       5,600             205,520
Comerica, Inc. .........................       2,200             126,720
Fifth Third Bancorp ....................       7,259             435,903
Fleet Boston Financial Corp. ...........      14,711             580,349
Huntington Bancshares Inc. .............       1,565              25,588
KeyCorp ................................       5,200             135,460
Mellon Financial Corp. .................       6,200             285,200
National City Corp. ....................      11,700             360,126
Northern Trust Corp. ...................       3,500             218,750
PNC Financial Services Group ...........       3,800             250,002
Regions Financial Corp. ................       2,900              92,800
SouthTrust Corp. .......................       4,200             109,200
Suntrust Banks, Inc. ...................       4,400             285,032
Synovus Financial Corp. ................       4,200             131,796
U.S. Bancorp ...........................      24,497             558,286
Union Planters Corp. ...................       2,000              87,200
Wachovia Corp. .........................       2,700             192,105
Wells Fargo & Co. ......................      21,800           1,012,174
                                                            --------------
                                                               5,890,159
                                                            --------------
BANKS - MONEY CENTER (1.2%)
Bank of America Corp. ..................      21,100           1,266,633
First Union Corp. ......................      13,700             478,678
                                                            --------------
                                                               1,745,311
                                                            --------------
BEVERAGES - ALCOHOLIC (0.4%)
Anheuser-Busch Co., Inc. ...............      12,000             494,400
Brown-Forman Corp. .....................         800              51,152
Coors (Adolph) Co. .....................         300              15,054
                                                            --------------
                                                                 560,606
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (1.7%)
Coca-Cola Co. (The) ....................      32,000           1,440,000
Pepsi Bottling Group, Inc. (The) .......       3,800             152,380
PepsiCo, Inc. ..........................      18,500             817,700
                                                            --------------
                                                               2,410,080
                                                            --------------
BIOTECHNOLOGY (0.4%)
Amgen, Inc. + ..........................       6,100             370,148
Biogen, Inc. + .........................       1,000              54,360
Chiron Corp. + .........................       1,200              61,200
MedImmune, Inc. + ......................       2,800             132,160
                                                            --------------
                                                                 617,868
                                                            --------------
BUILDING MATERIALS GROUP (0.1%)
Masco Corp. ............................       5,900             147,264
                                                            --------------
CHEMICALS (0.9%)
Air Products and Chemicals, Inc. .......       3,000             137,250
Dow Chemical Co. .......................       5,200             172,900
Du Pont (E.I.) de Nemours ..............      13,100             631,944
Eastman Chemical Co. ...................       1,580              75,255
Praxair, Inc. ..........................       2,800             131,600
Rohm & Haas Co. ........................       2,700              88,830
                                                            --------------
                                                               1,237,779
                                                            --------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. ........................       2,100              54,159
FMC Corp. + ............................         600              41,136
PPG Industries Inc. ....................       1,200              63,084
                                                            --------------
                                                                 158,379
                                                            --------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ...........................         800              32,776
Great Lakes Chemical Corp. .............         700              21,595
International Flavors & Fragrances, Inc.       1,000              25,130
Sigma-Aldrich Corp. ....................         500              19,310
                                                            --------------
                                                                  98,811
                                                            --------------
COMMUNICATIONS EQUIPMENT (1.0%)
Comverse Technology, Inc. + ............       2,290             131,950


20 See Notes to Portfolio of Investments.

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Corning, Inc. ..........................      12,090       $     202,024
JDS Uniphase Corp. + ...................      16,900             215,475
Nortel Networks Corp. ..................      19,100             173,619
QUALCOMM Inc. + ........................       9,700             567,256
Scientific-Atlanta, Inc. ...............       2,100              85,260
                                                            --------------
                                                               1,375,584
                                                            --------------
COMPUTERS - HARDWARE (3.4%)
Apple Computer, Inc. + .................       2,200              51,150
Compaq Computer Corp. ..................      22,100             342,329
Dell Computer Corp. + ..................      32,700             848,565
Gateway, Inc. + ........................       2,100              34,545
Hewlett-Packard Co. ....................      11,400             326,040
International Business Machines Corp. ..      22,400           2,531,200
Palm, Inc. + ...........................       7,400              44,918
Sun Microsystems, Inc. + ...............      41,800             657,096
                                                            --------------
                                                               4,835,843
                                                            --------------
COMPUTERS - NETWORKING (1.3%)
Avaya Inc. + ...........................       5,700              78,090
Cisco Systems, Inc. + ..................      92,700           1,687,140
Network Appliance, Inc. + ..............       4,200              57,540
                                                            --------------
                                                               1,822,770
                                                            --------------
COMPUTERS - PERIPHERALS (0.7%)
EMC Corp. ..............................      27,700             804,685
Lexmark International Group, Inc. + ....       1,800             121,050
                                                            --------------
                                                                 925,735
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (5.9%)
Adobe Systems, Inc. ....................       3,100             145,700
BMC Software, Inc. + ...................       3,400              76,636
Citrix Systems, Inc. + .................       2,600              90,740
Computer Associates International, Inc.       14,100             507,600
Compuware Corp. + ......................       5,000              69,950
Intuit Inc. + ..........................       2,900             115,971
Mercury Interactive Corp. + ............       1,500              89,850
Microsoft Corp. + ......................      69,600           5,052,960
Oracle Corp. + .........................      71,300           1,354,700
PeopleSoft, Inc. + .....................       4,300             211,689
Siebel Systems, Inc. + .................       5,600             262,640
VERITAS Software Corp. + ...............       5,600             372,568
                                                            --------------
                                                               8,351,004
                                                            --------------
CONSTRUCTION (0.1%)
Vulcan Materials Co. ...................       1,400              75,250
                                                            --------------
CONSUMER FINANCE (0.9%)
Capital One Financial Corp. ............       3,300             198,000
Countrywide Credit Industries, Inc. ....         700              32,116
Household International, Inc. ..........       6,110             407,537
MBNA Corp. .............................      11,075             364,921
Providian Financial Corp. ..............       3,580             211,936
                                                            --------------
                                                               1,214,510
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................         550              26,158
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.1%)
Bemis Co., Inc. ........................         800              32,136
Pactiv Corp. + .........................       1,300              17,420
Temple-Inland Inc. .....................       1,020              54,356
                                                            --------------
                                                                 103,912
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.6%)
Cardinal Health, Inc. ..................       5,550             382,950
McKesson HBOC, Inc. ....................       3,800             141,056
SUPERVALU, Inc. ........................       3,460              60,723
Sysco Corp. ............................       8,700             236,205
                                                            --------------
                                                                 820,934
                                                            --------------
ELECTRIC COMPANIES (3.4%)
Allegheny Energy, Inc. .................       2,720             131,240
Ameren Corp. ...........................       1,700              72,590
American Electric Power Co., Inc. ......       4,540             209,612
Cinergy Corp. ..........................       3,750             131,062
CMS Energy Corp. .......................       1,600              44,560
Consolidated Edison, Inc. ..............       3,000             119,400
Constellation Energy Group .............       2,000              85,200
Dominion Resources, Inc. ...............       6,179             371,543
DTE Energy Co. .........................       2,500             116,100
Duke Energy Corp. ......................      14,260             556,283
Entergy Corp. ..........................       5,010             192,334
Exelon Corp. ...........................       7,950             509,754
FirstEnergy Corp. ......................       5,200             167,232
FPL Group, Inc. ........................       4,020             242,044
GPU, Inc. ..............................       2,770              97,366
Mirant Corp. + .........................       4,277             147,129
Pinnacle West Capital Corp. ............       1,300              61,620
PPL Corp. ..............................       3,100             170,500
Progress Energy, Inc. ..................       4,100             184,172
Public Service Enterprise Group, Inc. ..       4,800             234,720
Reliant Energy Inc. ....................       6,115             196,964
Southern Co. ...........................      13,700             318,525
TXU Corp. ..............................       4,657             224,421
Xcel Energy, Inc. ......................       8,010             227,884
                                                            --------------
                                                               4,812,255
                                                            --------------
ELECTRICAL EQUIPMENT (4.7%)
Cooper Industries, Inc. ................       1,000              39,590
Emerson Electric Co. ...................       5,600             338,800
General Electric Co. ...................     126,600           6,171,750
Power-One, Inc. + ......................       1,340              22,298
Rockwell International Corp. ...........       3,000             114,360
                                                            --------------
                                                               6,686,798
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.2%)
Agilent Technologies, Inc. + ...........       5,600             182,000
PerkinElmer, Inc. ......................       1,400              38,542
Tektronix, Inc. + ......................       1,800              48,870
                                                            --------------
                                                                 269,412
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (2.7%)
Advanced Micro Devices, Inc. + .........       4,600             132,848


                                    See Notes to Portfolio of Investments.    21

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Analog Devices, Inc. + .................       4,600             198,950
Applied Micro Circuits Corp. + .........       4,100              70,520
Broadcom Corp. - Class A + .............       3,400             145,384
Intel Corp. ............................      85,500           2,500,875
Linear Technology Corp. ................       1,900              84,018
Maxim Integrated Products, Inc. + ......       3,600             159,156
Micron Technology, Inc. + ..............       3,400             139,740
Texas Instruments, Inc. ................      10,300             324,450
Vitesse Semiconductor Corp. + ..........       1,100              23,144
Xilinx, Inc. + .........................       2,000              82,480
                                                            --------------
                                                               3,861,565
                                                            --------------
ENTERTAINMENT (3.2%)
AOL Time Warner Inc. + .................      57,150           3,028,950
Viacom, Inc. - Class B + ...............      22,298           1,153,921
Walt Disney Co. (The) ..................      12,200             352,458
                                                            --------------
                                                               4,535,329
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ...............         800              45,432
                                                            --------------
FINANCIAL - DIVERSIFIED (7.1%)
Ambac Financial Group, Inc. ............       2,370             137,934
American Express Co. ...................      17,100             663,480
Citigroup Inc. .........................      64,345           3,399,990
Fannie Mae .............................      24,970           2,126,195
Freddie Mac ............................      17,530           1,227,100
J.P. Morgan Chase & Co. ................      24,360           1,086,456
Moody's Corp. ..........................       2,300              77,050
Morgan Stanley Dean Witter & Co. .......      15,000             963,450
State Street Corp. .....................       4,800             237,552
USA Education Inc. .....................       2,100             153,300
                                                            --------------
                                                              10,072,507
                                                            --------------
FOODS (1.2%)
Campbell Soup Co. ......................       6,100             157,075
ConAgra Foods, Inc. ....................       7,800             154,518
General Mills, Inc. ....................       4,600             201,388
Heinz (H.J.) Co. .......................       4,300             175,827
Hershey Foods Corp. ....................       1,700             104,907
Kellogg Co. ............................       6,100             176,900
Quaker Oats Co. ........................       2,000             182,500
Ralston Purina Group ...................       4,300             129,086
Sara Lee Corp. .........................      10,100             191,294
Unilever NV ............................       3,500             208,495
Wrigley (Wm.) Jr. Co. ..................       1,400              65,590
                                                            --------------
                                                               1,747,580
                                                            --------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ...................       3,700             155,363
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........       1,200              42,360
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. .....................       2,400              36,360
Homestake Mining Co. ...................       4,200              32,550
                                                            --------------
                                                                  68,910
                                                            --------------
HARDWARE & TOOLS (0.1%)
Black & Decker Corp. ...................       1,700              67,082
Stanley Works (The) ....................       1,400              58,632
                                                            --------------
                                                                 125,714
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (5.8%)
Allergan, Inc. .........................       1,700             145,350
Eli Lilly & Co. ........................      14,500           1,073,000
Forest Laboratories, Inc. - Class A + ..       2,300             163,300
King Pharmaceuticals, Inc. + ...........       2,600             139,750
Merck & Co., Inc. ......................      29,800           1,904,518
Pfizer, Inc. ...........................      81,525           3,265,076
Pharmacia Corp. ........................      17,282             794,108
Schering-Plough Corp. ..................      18,700             677,688
                                                            --------------
                                                               8,162,790
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.4%)
HCA - The Healthcare Co. ...............       7,000             316,330
Tenet Healthcare Corp. + ...............       4,070             209,971
                                                            --------------
                                                                 526,301
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.1%)
Manor Care, Inc. + .....................       3,000              95,250
                                                            --------------
HEALTH CARE - MANAGED CARE (0.6%)
CIGNA Corp. ............................       3,130             299,917
UnitedHealth Group Inc. ................       7,460             460,655
Wellpoint Health Networks, Inc. + ......       1,360             128,166
                                                            --------------
                                                                 888,738
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (1.5%)
Applera Corp. ..........................       3,000              80,250
Bard (C.R.) Inc. .......................         800              45,560
Bausch & Lomb, Inc. ....................         700              25,368
Baxter International, Inc. .............       7,620             373,380
Becton, Dickinson & Co. ................       4,200             150,318
Biomet, Inc. ...........................       3,000             144,180
Boston Scientific Corp. + ..............       5,300              90,100
Guidant Corp. ..........................       4,000             144,000
Medtronic, Inc. ........................      15,600             717,756
St. Jude Medical, Inc. + ...............       1,700             102,000
Stryker Corp. ..........................       3,400             186,490
                                                            --------------
                                                               2,059,402
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.1%)
HEALTHSOUTH Corp. + ....................       6,700             106,999
                                                            --------------
HEALTH CARE DIVERSIFIED (3.4%)
Abbott Laboratories ....................      20,100             965,001
American Home Products Corp. ...........       7,800             455,832
Bristol-Myers Squibb Co. ...............      25,200           1,317,960
Johnson & Johnson ......................      41,239           2,061,950
                                                            --------------
                                                               4,800,743
                                                            --------------
HOMEBUILDING (0.0%)
KB HOME ................................         770              23,231


22 See Notes to Portfolio of Investments.

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
HOMEBUILDING (CONTINUED)
Pulte Homes, Inc. ......................         680       $      28,988
                                                            --------------
                                                                  52,219
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..................       3,200              70,496
Whirlpool Corp. ........................       1,380              86,250
                                                            --------------
                                                                 156,746
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (1.4%)
Clorox Co. .............................       2,900              98,165
Colgate-Palmolive Co. ..................       7,700             454,223
Kimberly-Clark Corp. ...................       6,900             385,710
Procter & Gamble Co. ...................      16,600           1,059,080
                                                            --------------
                                                               1,997,178
                                                            --------------
HOUSEWARES (0.1%)
Fortune Brands, Inc. ...................       1,700              65,212
Tupperware Corp. .......................       1,040              24,367
                                                            --------------
                                                                  89,579
                                                            --------------
INSURANCE - LIFE/HEALTH (1.3%)
AFLAC, Inc. ............................      13,300             418,817
American General Corp. .................      10,248             476,020
Conseco, Inc. ..........................       4,200              57,330
Jefferson-Pilot Corp. ..................       2,400             115,968
Lincoln National Corp. .................       4,420             228,735
MetLife, Inc. ..........................       9,600             297,408
Torchmark Corp. ........................       2,300              92,483
UnumProvident Corp. ....................       5,320             170,878
                                                            --------------
                                                               1,857,639
                                                            --------------
INSURANCE - MULTI-LINE (2.2%)
American International Group, Inc. .....      29,747           2,558,242
Hartford Financial Services Group, Inc.        5,420             370,728
Loews Corp. ............................       4,120             265,452
                                                            --------------
                                                               3,194,422
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (1.2%)
Allstate Corp. (The) ...................      14,720             647,533
Chubb Corp. ............................       2,400             185,832
Cincinnati Financial Corp. .............       2,100              82,950
MBIA, Inc. .............................       3,270             182,074
MGIC Investment Corp. ..................       2,430             176,515
Progressive Corp. ......................       1,670             225,767
St. Paul Co., Inc. .....................       3,096             156,936
                                                            --------------
                                                               1,657,607
                                                            --------------
INSURANCE BROKERS (0.4%)
Aon Corp. ..............................       3,500             122,500
Marsh & McLennan Co., Inc. .............       3,900             393,900
                                                            --------------
                                                                 516,400
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.8%)
Bear Stearns Co., Inc. (The) ...........       1,400              82,558
Charles Schwab Corp. ...................       8,100             123,930
Merrill Lynch & Co., Inc. ..............      16,900           1,001,325
                                                            --------------
                                                               1,207,813
                                                            --------------
INVESTMENT MANAGEMENT (0.2%)
Franklin Resources, Inc. ...............       3,300             151,041
Price (T. Rowe) Associates, Inc. .......       1,800              67,302
Stilwell Financial, Inc. ...............       3,400             114,104
                                                            --------------
                                                                 332,447
                                                            --------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ........................       1,500              36,045
Mattel, Inc. ...........................       6,500             122,980
                                                            --------------
                                                                 159,025
                                                            --------------
LODGING - HOTELS (0.3%)
Carnival Corp. .........................       7,600             233,320
Marriott International, Inc. ...........       3,900             184,626
                                                            --------------
                                                                 417,946
                                                            --------------
MACHINERY - DIVERSIFIED (0.3%)
Caterpillar, Inc. ......................       4,700             235,235
Deere & Co. ............................       1,500              56,775
Dover Corp. ............................       1,200              45,180
Ingersoll-Rand Co. .....................       2,300              94,760
Timken Co. .............................       1,000              16,940
                                                            --------------
                                                                 448,890
                                                            --------------
MANUFACTURING - DIVERSIFIED (3.1%)
Crane Co. ..............................         980              30,380
Danaher Corp. ..........................       2,000             112,000
Eaton Corp. ............................         700              49,070
Honeywell International Inc. ...........      11,000             384,890
Illinois Tool Works, Inc. ..............       3,900             246,870
ITT Industries, Inc. ...................       1,300              57,525
Johnson Controls, Inc. .................       1,400             101,458
Minnesota Mining and Manufacturing Co.
 (3M)...................................       5,000             570,500
National Service Industries, Inc. ......         800              18,056
Parker-Hannifin Corp. ..................       1,700              72,148
Textron, Inc. ..........................       1,800              99,072
Thermo Electron Corp. + ................       3,400              74,868
Tyco International Ltd. ................      38,793           2,114,218
United Technologies Corp. ..............       6,200             454,212
                                                            --------------
                                                               4,385,267
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ...................         700              35,735
                                                            --------------
METALS MINING (0.0%)
Freeport-McMoRan Copper & Gold, Inc. + .       1,500              16,575
Inco Ltd. ..............................       2,900              50,054
                                                            --------------
                                                                  66,629
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (1.4%)
Dynegy Inc. - Class A ..................       4,400             204,600
El Paso Energy Corp. ...................       6,513             342,193
Enron Corp. ............................      15,000             735,000
KeySpan Energy Corp. ...................       3,200             116,736
Kinder Morgan, Inc. ....................       1,600              80,400
NICOR, Inc. ............................         900              35,082
NiSource Inc. ..........................       4,400             120,252


                                    See Notes to Portfolio of Investments.    23

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
Peoples Energy Corp. ...................         600        $     24,120
Sempra Energy ..........................       4,311             117,863
Williams Co.'s, Inc. (The) .............       6,000             197,700
                                                            --------------
                                                               1,973,946
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Pitney Bowes, Inc. .....................       3,400             143,208
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.5%)
Baker Hughes Inc. ......................       4,700             157,450
Halliburton Co. ........................       2,600              92,560
Nabors Industries, Inc. + ..............       1,900              70,680
Noble Drilling Corp. + .................       2,100              68,775
Rowan Co., Inc. + ......................       1,850              40,885
Schlumberger Ltd. ......................       3,400             179,010
Transocean Sedco Forex Inc. ............       2,900             119,625
                                                            --------------
                                                                 728,985
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.7%)
Anadarko Petroleum Corp. ...............       6,291             339,903
Apache Corp. ...........................       1,700              86,275
Burlington Resources, Inc. .............       3,600             143,820
Devon Energy Corp. .....................       2,100             110,250
EOG Resources, Inc. ....................       2,200              78,210
Kerr-McGee Corp. .......................       1,270              84,163
Unocal Corp. ...........................       6,000             204,900
                                                            --------------
                                                               1,047,521
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.2%)
Ashland Oil Inc. .......................       1,840              73,784
Sunoco, Inc. ...........................       1,800              65,934
Tosco Corp. ............................       3,000             132,150
                                                            --------------
                                                                 271,868
                                                            --------------
OIL - DOMESTIC INTEGRATED (1.0%)
Amerada Hess Corp. .....................       2,120             171,296
Conoco Inc. - Class B ..................      15,220             439,858
Occidental Petroleum Corp. .............       8,600             228,674
Phillips Petroleum Co. .................       5,830             332,310
USX-Marathon Group .....................       6,800             200,668
                                                            --------------
                                                               1,372,806
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (6.0%)
Chevron Corp. ..........................      16,200           1,466,100
Exxon Mobil Corp. ......................      44,399           3,878,253
Royal Dutch Petroleum Co. ..............      42,200           2,458,994
Texaco, Inc. ...........................      11,000             732,600
                                                            --------------
                                                               8,535,947
                                                            --------------
PAPER & FOREST PRODUCTS (0.5%)
Boise Cascade Corp. ....................       1,100              38,687
Georgia-Pacific Corp. ..................       2,900              98,165
International Paper Co. ................       6,000             214,200
Mead Corp. .............................         800              21,712
Westvaco Corp. .........................       1,000              24,290
Weyerhaeuser Co. .......................       2,800             153,916
Willamette Industries, Inc. ............       2,200             108,900
                                                            --------------
                                                                 659,870
                                                            --------------
PERSONAL CARE (0.4%)
Alberto-Culver Co. - Class B ...........       1,000              42,040
Avon Products, Inc. ....................       3,300             152,724
Gillette Co. ...........................      13,200             382,668
                                                            --------------
                                                                 577,432
                                                            --------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ......................       3,600             168,048
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + ........................       1,800              68,040
                                                            --------------
PUBLISHING (0.2%)
McGraw-Hill Co., Inc. (The) ............       3,200             211,680
Meredith Corp. .........................         400              14,324
                                                            --------------
                                                                 226,004
                                                            --------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ..................       1,100              65,681
Gannett Co., Inc. ......................       3,500             230,650
New York Times Co. .....................       1,000              42,000
                                                            --------------
                                                                 338,331
                                                            --------------
RAILROADS (0.4%)
Burlington Northern Santa Fe Corp. .....       5,200             156,884
CSX Corp. ..............................       2,700              97,848
Norfolk Southern Corp. .................       5,900             122,130
Union Pacific Corp. ....................       3,300             181,203
                                                            --------------
                                                                 558,065
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc....................................       1,000              37,280
                                                            --------------
RESTAURANTS (0.5%)
Darden Restaurants, Inc. ...............       2,780              77,562
McDonald's Corp. .......................      16,600             449,196
Starbucks Corp. + ......................       5,000             115,000
Tricon Global Restaurants, Inc. + ......         870              38,193
Wendy's International, Inc. ............       2,170              55,422
                                                            --------------
                                                                 735,373
                                                            --------------
RETAIL - BUILDING SUPPLIES (1.1%)
Home Depot, Inc. .......................      29,400           1,368,570
Lowe's Co., Inc. .......................       2,300             166,865
Sherwin-Williams Co. ...................       2,000              44,400
                                                            --------------
                                                               1,579,835
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.2%)
Best Buy Co., Inc. + ...................       2,600             165,152
RadioShack Corp. .......................       2,700              82,350
                                                            --------------
                                                                 247,502
                                                            --------------
RETAIL - DEPARTMENT STORES (0.5%)
Dillards, Inc. .........................       1,530              23,363
Federated Department Stores, Inc. + ....       2,900             123,250
J.C. Penney Co., Inc. ..................       3,600              94,896
Kohl's Corp. + .........................       4,800             301,104
May Department Stores Co. ..............       4,100             140,466
                                                            --------------
                                                                 683,079
                                                            --------------


24 See Notes to Portfolio of Investments.

                                           NUMBER OF           MARKET
                                            SHARES             VALUE
                                          ------------     ---------------
RETAIL - GENERAL MERCHANDISE CHAINS (1.3%)
Sears, Roebuck & Co. ...................       4,800        $    203,088
Target Corp. ...........................      11,400             394,440
Wal-Mart Stores, Inc. ..................      26,200           1,278,560
                                                            --------------
                                                               1,876,088
                                                            --------------
RETAIL - SPECIALITY (0.3%)
AutoZone, Inc. + .......................       1,300              48,750
Bed Bath & Beyond, Inc. + ..............       3,800             114,000
Office Depot, Inc. + ...................       6,000              62,280
Staples, Inc. + ........................       5,400              86,346
Tiffany & Co. ..........................       2,000              72,440
Toys "R" Us, Inc. + ....................       2,700              66,825
                                                            --------------
                                                                 450,641
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.2%)
Gap, Inc. (The) ........................       5,000             145,000
Limited, Inc. (The) ....................       2,500              41,300
TJX Companies, Inc. ....................       4,000             127,480
                                                            --------------
                                                                 313,780
                                                            --------------
RETAIL STORES - DRUG STORE (0.5%)
CVS Corp. ..............................       5,500             212,300
Walgreen Co. ...........................      13,800             471,270
                                                            --------------
                                                                 683,570
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.6%)
Albertson's, Inc. ......................       5,700             170,943
Kroger Co. (The) + .....................      10,500             262,500
Safeway, Inc. + ........................       7,300             350,400
                                                            --------------
                                                                 783,843
                                                            --------------
SAVINGS & LOAN COMPANIES (0.8%)
Charter One Financial, Inc. ............       2,940              93,786
Golden West Financial Corp. ............       3,570             229,337
Washington Mutual Financial Corp. ......      20,565             772,216
                                                            --------------
                                                               1,095,339
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.2%)
Interpublic Group of Co.'s, Inc. .......       1,900              55,765
Omnicom Group, Inc. ....................       1,100              94,600
TMP Worldwide Inc. + ...................       1,400              82,754
                                                            --------------
                                                                 233,119
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.3%)
Cendant Corp. + ........................       4,600              89,700
Convergys Corp. + ......................       2,100              63,525
H&R Block, Inc. ........................       1,950             125,873
IMS Health, Inc. .......................       5,300             151,050
                                                            --------------
                                                                 430,148
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.4%)
Computer Sciences Corp. + ..............       2,100              72,660
Electronic Data Systems Corp. ..........       6,600             412,500
Sabre Holdings Corp. + .................       1,700              85,000
                                                            --------------
                                                                 570,160
                                                            --------------
SERVICES - DATA PROCESSING (1.0%)
Automatic Data Processing, Inc. ........       8,000             397,600
Concord EFS, Inc. + ....................       2,900             150,829
Equifax, Inc. ..........................       1,200              44,016
First Data Corp. .......................       5,700             366,225
Fiserv, Inc. + .........................       2,900             185,542
Paychex, Inc. ..........................       5,425             217,000
                                                            --------------
                                                               1,361,212
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ......         970              24,143
                                                            --------------
SPECIALITY PRINTING (0.1%)
Deluxe Corp. ...........................       1,500              43,350
RR Donnelley & Sons Co. ................       2,200              65,340
                                                            --------------
                                                                 108,690
                                                            --------------
STEEL (0.1%)
Allegheny Technologies Inc. ............         900              16,281
Nucor Corp. ............................       1,580              77,246
Worthington Industries .................       1,300              17,680
                                                            --------------
                                                                 111,207
                                                            --------------
TELEPHONE (3.3%)
ALLTEL Corp. ...........................       1,900             116,394
BellSouth Corp. ........................      24,200             974,534
SBC Communications, Inc. ...............      43,600           1,746,616
Verizon Communications .................      34,806           1,862,121
                                                            --------------
                                                               4,699,665
                                                            --------------
TELEPHONE LONG DISTANCE (0.8%)
AT&T Corp. .............................      42,900             943,800
WorldCom, Inc. .........................      17,300             258,808
                                                            --------------
                                                               1,202,608
                                                            --------------
TEXTILES - APPAREL (0.1%)
Liz Claiborne, Inc. ....................         600              30,270
VF Corp. ...............................       2,000              72,760
                                                            --------------
                                                                 103,030
                                                            --------------
TOBACCO (1.6%)
Philip Morris Co. Inc. .................      44,210           2,243,658
UST, Inc. ..............................       2,600              75,036
                                                            --------------
                                                               2,318,694
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................       1,220              23,912
                                                            --------------
TRUCKS & PARTS (0.1%)
Navistar International Corp. + .........         800              22,504
PACCAR, Inc. ...........................       1,610              82,786
                                                            --------------
                                                                 105,290
                                                            --------------
WASTE MANAGEMENT (0.2%)
Waste Management, Inc. .................       7,600             234,232
                                                            --------------
TOTAL COMMON STOCKS
 (COST $141,314,018)                                         140,214,792
                                                            --------------
                                           PRINCIPAL
                                             AMOUNT
                                          ------------
LONG-TERM BONDS AND NOTES (0.0%)
U.S. Treasury Strip, Zero Coupon,
 11/15/01...............................  $   63,000              62,131
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES
 (COST $61,730)                                                   62,131
                                                            --------------


                                    See Notes to Portfolio of Investments.    25

                                           PRINCIPAL           MARKET
                                            AMOUNT             VALUE
                                          ------------     ---------------
SHORT-TERM INVESTMENTS (1.2%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01........................  $1,654,000        $  1,654,000
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,654,000)                                             1,654,000
                                                            --------------
TOTAL INVESTMENTS (COST $143,029,748)(a)                     141,930,923
OTHER ASSETS LESS LIABILITIES                                     (2,050)
                                                            --------------
TOTAL NET ASSETS                                            $141,928,873
                                                           ===============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $150,338,949. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains..............................           $         --
Unrealized losses.............................            (8,408,026)
                                                ---------------------
 Net unrealized loss..........................           $(8,408,026)
                                                =====================

+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


26 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES D

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMON STOCKS (26.8%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ..........................         19,320       $   1,074,192
General Dynamics Corp. ..............          4,210             327,580
Goodrich (B.F.) Co. .................          1,200              45,576
Lockheed Martin Corp. ...............         10,200             377,910
Northrop Grumman Corp. ..............          1,300             104,130
Raytheon Co. ........................          3,400              90,270
                                                            --------------
                                                               2,019,658
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ..........          7,670              99,710
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + .......................          3,500             140,700
                                                            --------------
AIRLINES (0.1%)
AMR Corp. + .........................          1,800              65,034
Delta Air Lines, Inc. ...............          2,200              96,976
Southwest Airlines Co. ..............          7,400             136,826
                                                            --------------
                                                                 298,836
                                                            --------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. .................          3,600             151,272
Alcoa Inc. ..........................         10,088             397,467
                                                            --------------
                                                                 548,739
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ............          1,580              22,436
Delphi Automotive Systems Corp. .....          7,200             114,696
Genuine Parts Co. ...................          2,300              72,450
Snap-On, Inc. .......................            760              18,362
TRW, Inc. ...........................          1,500              61,500
Visteon Corp. .......................          2,745              50,453
                                                            --------------
                                                                 339,897
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. ......................         40,560             995,748
General Motors Corp. ................          6,500             418,275
                                                            --------------
                                                               1,414,023
                                                            --------------
BANKS - MAJOR REGIONAL (1.1%)
AmSouth Bancorporation ..............          5,400              99,846
Bank of New York Co., Inc. ..........          8,700             417,600
Bank One Corp. ......................         13,900             497,620
BB&T Corp. ..........................          4,000             146,800
Comerica, Inc. ......................          2,040             117,504
Fifth Third Bancorp .................          6,932             416,267
Fleet Boston Financial Corp. ........         13,015             513,442
KeyCorp .............................          4,500             117,225
Mellon Financial Corp. ..............          5,700             262,200
National City Corp. .................          6,000             184,680
Northern Trust Corp. ................          2,200             137,500
PNC Financial Services Group ........          3,000             197,370
Regions Financial Corp. .............          2,900              92,800
SouthTrust Corp. ....................          3,840              99,840
Suntrust Banks, Inc. ................          3,700             239,686
Synovus Financial Corp. .............          3,600             112,968
U.S. Bancorp ........................         23,650             538,983
Union Planters Corp. ................          1,000              43,600
Wachovia Corp. ......................          2,600             184,990
Wells Fargo & Co. ...................         20,600             956,458
                                                            --------------
                                                               5,377,379
                                                            --------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. ...............         19,600           1,176,588
First Union Corp. ...................         11,800             412,292
                                                            --------------
                                                               1,588,880
                                                            --------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ............         10,800             444,960
Brown-Forman Corp. ..................          1,100              70,334
Coors (Adolph) Co. ..................            500              25,090
                                                            --------------
                                                                 540,384
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.5%)
Coca-Cola Co. (The) .................         30,100           1,354,500
Pepsi Bottling Group, Inc. (The) ....          3,500             140,350
PepsiCo, Inc. .......................         17,300             764,660
                                                            --------------
                                                               2,259,510
                                                            --------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + .......................          5,700             345,876
Biogen, Inc. + ......................            900              48,924
Chiron Corp. + ......................          2,300             117,300
MedImmune, Inc. + ...................          2,000              94,400
                                                            --------------
                                                                 606,500
                                                            --------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. .........................          5,300             132,288
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ....          2,700             123,525
Dow Chemical Co. ....................          4,700             156,275
Du Pont (E.I.) de Nemours ...........         12,700             612,648
Eastman Chemical Co. ................          1,100              52,393
Praxair, Inc. .......................          1,300              61,100
Rohm & Haas Co. .....................          2,500              82,250
                                                            --------------
                                                               1,088,191
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .....................          1,400              36,106
FMC Corp. + .........................            570              39,079
PPG Industries Inc. .................          1,900              99,883
                                                            --------------
                                                                 175,068
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ........................          1,900              77,843
Great Lakes Chemical Corp. ..........            660              20,361
International Flavors & Fragrances,
 Inc.................................          1,880              47,244
Sigma-Aldrich Corp. .................          1,100              42,482
                                                            --------------
                                                                 187,930
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.3%)
Comverse Technology, Inc. + .........          2,090             120,426
Corning, Inc. .......................         11,140             186,149
JDS Uniphase Corp. + ................         15,600             198,900
Nortel Networks Corp. ...............         17,500             159,075


                                    See Notes to Portfolio of Investments.    27

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
QUALCOMM Inc. + .....................          9,000       $     526,320
Scientific-Atlanta, Inc. ............          2,200              89,320
                                                            --------------
                                                               1,280,190
                                                            --------------
COMPUTERS - HARDWARE (1.0%)
Apple Computer, Inc. + ..............          4,400             102,300
Compaq Computer Corp. ...............         21,000             325,290
Dell Computer Corp. + ...............         30,400             788,880
Gateway, Inc. + .....................          1,700              27,965
Hewlett-Packard Co. .................         10,600             303,160
International Business Machines Corp.         20,700           2,339,100
NCR Corp. + .........................          1,300              61,100
Sun Microsystems, Inc. + ............         41,200             647,664
                                                            --------------
                                                               4,595,459
                                                            --------------
COMPUTERS - NETWORKING (0.4%)
Avaya Inc. + ........................          1,600              21,920
Cisco Systems, Inc. + ...............         87,700           1,596,140
Network Appliance, Inc. + ...........          3,800              52,060
                                                            --------------
                                                               1,670,120
                                                            --------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. ...........................         26,400             766,920
Lexmark International Group, Inc. + .          1,700             114,325
                                                            --------------
                                                                 881,245
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (1.6%)
Adobe Systems, Inc. .................          2,500             117,500
Autodesk, Inc. ......................          1,190              44,387
BMC Software, Inc. + ................          3,000              67,620
Citrix Systems, Inc. + ..............          2,400              83,760
Computer Associates International,
 Inc.................................         13,000             468,000
Compuware Corp. + ...................          4,800              67,152
Intuit Inc. + .......................          2,600             103,974
Mercury Interactive Corp. + .........          1,300              77,870
Microsoft Corp. + ...................         63,800           4,631,880
Oracle Corp. + ......................         67,100           1,274,900
PeopleSoft, Inc. + ..................          3,700             182,151
Siebel Systems, Inc. + ..............          4,100             192,290
Unisys Corp. + ......................          3,500              51,485
VERITAS Software Corp. + ............          4,900             325,997
                                                            --------------
                                                               7,688,966
                                                            --------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. .........          2,400             144,000
Countrywide Credit Industries, Inc. .          1,500              68,820
Household International, Inc. .......          5,720             381,524
MBNA Corp. ..........................          9,870             325,217
Providian Financial Corp. ...........          3,300             195,360
                                                            --------------
                                                               1,114,921
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ..........................            490              23,304
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .....................          1,280              51,418
Pactiv Corp. + ......................          2,700              36,180
Temple-Inland Inc. ..................            700              37,303
                                                            --------------
                                                                 124,901
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. ...............          5,250             362,250
McKesson HBOC, Inc. .................          2,200              81,664
SUPERVALU, Inc. .....................          3,020              53,001
Sysco Corp. .........................          8,100             219,915
                                                            --------------
                                                                 716,830
                                                            --------------
ELECTRIC COMPANIES (1.0%)
Allegheny Energy, Inc. ..............          2,280             110,010
Ameren Corp. ........................          1,800              76,860
American Electric Power Co., Inc. ...          3,960             182,833
Cinergy Corp. .......................          3,100             108,345
CMS Energy Corp. ....................          2,200              61,270
Consolidated Edison, Inc. ...........          2,700             107,460
Constellation Energy Group ..........          1,880              80,088
Dominion Resources, Inc. ............          5,621             337,991
DTE Energy Co. ......................          2,400             111,456
Duke Energy Corp. ...................         14,400             561,744
Entergy Corp. .......................          4,650             178,513
Exelon Corp. ........................          7,400             474,488
FirstEnergy Corp. ...................          4,200             135,072
FPL Group, Inc. .....................          3,910             235,421
GPU, Inc. ...........................          2,470              86,821
Mirant Corp. + ......................          5,739             197,422
Pinnacle West Capital Corp. .........          1,500              71,100
PPL Corp. ...........................          2,850             156,750
Progress Energy, Inc. ...............          3,700             166,204
Public Service Enterprise Group, Inc.          4,490             219,561
Reliant Energy Inc. .................          6,930             223,215
Southern Co. ........................         12,600             292,950
TXU Corp. ...........................          5,100             245,769
Xcel Energy, Inc. ...................          7,445             211,810
                                                            --------------
                                                               4,633,153
                                                            --------------
ELECTRICAL EQUIPMENT (1.3%)
Cooper Industries, Inc. .............            600              23,754
Emerson Electric Co. ................          5,500             332,750
General Electric Co. ................        116,900           5,698,875
Power-One, Inc. + ...................          1,190              19,802
Rockwell International Corp. ........          1,700              64,804
                                                            --------------
                                                               6,139,985
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ........          5,200             169,000
PerkinElmer, Inc. ...................          1,400              38,542
Tektronix, Inc. + ...................          1,400              38,010
                                                            --------------
                                                                 245,552
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (0.8%)
Advanced Micro Devices, Inc. + ......          4,250             122,740
Analog Devices, Inc. + ..............          4,300             185,975
Applied Micro Circuits Corp. + ......          3,000              51,600
Broadcom Corp. - Class A + ..........          2,500             106,900


28 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Intel Corp. .........................         79,200        $  2,316,600
Linear Technology Corp. .............          1,700              75,174
Maxim Integrated Products, Inc. + ...          4,100             181,261
Micron Technology, Inc. + ...........          3,200             131,520
Texas Instruments, Inc. .............          9,500             299,250
Vitesse Semiconductor Corp. + .......            800              16,832
Xilinx, Inc. + ......................          1,800              74,232
                                                            --------------
                                                               3,562,084
                                                            --------------
ENTERTAINMENT (0.9%)
AOL Time Warner Inc. + ..............         52,100           2,761,300
Viacom, Inc. - Class B + ............         21,168           1,095,444
Walt Disney Co. (The) ...............         11,200             323,568
                                                            --------------
                                                               4,180,312
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ............          1,700              96,543
                                                            --------------
FINANCIAL - DIVERSIFIED (1.9%)
Ambac Financial Group, Inc. .........          2,110             122,802
American Express Co. ................         15,700             609,160
Citigroup Inc. ......................         59,073           3,121,417
Fannie Mae ..........................         23,060           1,963,559
Freddie Mac .........................         16,250           1,137,500
J.P. Morgan Chase & Co. .............         22,840           1,018,664
Moody's Corp. .......................          1,700              56,950
Morgan Stanley Dean Witter & Co. ....         13,600             873,528
State Street Corp. ..................          3,400             168,266
USA Education Inc. ..................          1,900             138,700
                                                            --------------
                                                               9,210,546
                                                            --------------
FOODS (0.3%)
Campbell Soup Co. ...................          5,300             136,475
ConAgra Foods, Inc. .................          6,800             134,708
General Mills, Inc. .................          3,200             140,096
Heinz (H.J.) Co. ....................          3,900             159,471
Hershey Foods Corp. .................          1,700             104,907
Kellogg Co. .........................          3,900             113,100
Quaker Oats Co. .....................          1,500             136,875
Ralston Purina Group ................          3,900             117,078
Sara Lee Corp. ......................          8,200             155,308
Unilever NV .........................          3,200             190,624
Wrigley (Wm.) Jr. Co. ...............          2,200             103,070
                                                            --------------
                                                               1,491,712
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ................          3,400             142,766
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ......          1,800              63,540
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ..................          3,700              56,055
Placer Dome, Inc. ...................          3,290              32,242
                                                            --------------
                                                                  88,297
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ................          1,000              39,460
Stanley Works (The) .................            500              20,940
                                                            --------------
                                                                  60,400
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.6%)
Allergan, Inc. ......................          1,500             128,250
Eli Lilly & Co. .....................         13,700           1,013,800
Forest Laboratories, Inc. - Class A +          2,200             156,200
King Pharmaceuticals, Inc. + ........          1,890             101,588
Merck & Co., Inc. ...................         27,300           1,744,743
Pfizer, Inc. ........................         75,100           3,007,755
Pharmacia Corp. .....................         15,574             715,625
Schering-Plough Corp. ...............         17,800             645,072
                                                            --------------
                                                               7,513,033
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ............          6,700             302,773
Tenet Healthcare Corp. + ............          3,790             195,526
                                                            --------------
                                                                 498,299
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ..................          2,800              88,900
                                                            --------------
HEALTH CARE - MANAGED CARE (0.2%)
CIGNA Corp. .........................          2,760             264,463
UnitedHealth Group Inc. .............          6,920             427,310
Wellpoint Health Networks, Inc. + ...          1,110             104,607
                                                            --------------
                                                                 796,380
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.4%)
Applera Corp. .......................          2,100              56,175
Bard (C.R.) Inc. ....................            960              54,672
Bausch & Lomb, Inc. .................            830              30,079
Baxter International, Inc. ..........          7,500             367,500
Becton, Dickinson & Co. .............          3,100             110,949
Biomet, Inc. ........................          3,800             182,628
Boston Scientific Corp. + ...........          3,100              52,700
Guidant Corp. .......................          3,600             129,600
Medtronic, Inc. .....................         15,200             699,352
St. Jude Medical, Inc. + ............          1,300              78,000
Stryker Corp. .......................          2,500             137,125
                                                            --------------
                                                               1,898,780
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + .................          3,800              60,686
                                                            --------------
HEALTH CARE DIVERSIFIED (0.9%)
Abbott Laboratories .................         18,600             892,986
American Home Products Corp. ........          7,200             420,768
Bristol-Myers Squibb Co. ............         23,200           1,213,360
Johnson & Johnson ...................         38,559           1,927,940
                                                            --------------
                                                               4,455,054
                                                            --------------
HOMEBUILDING (0.0%)
KB HOME .............................            500              15,085
Pulte Homes, Inc. ...................            600              25,578
                                                            --------------
                                                                  40,663
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ........................          1,200              35,112


                                    See Notes to Portfolio of Investments.    29

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (CONTINUED)
Whirlpool Corp. .....................            600        $     37,500
                                                            --------------
                                                                  72,612
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ..........................          2,800              94,780
Colgate-Palmolive Co. ...............          7,000             412,930
Kimberly-Clark Corp. ................          6,500             363,350
Procter & Gamble Co. ................         15,700           1,001,660
                                                            --------------
                                                               1,872,720
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ................          1,300              49,868
Tupperware Corp. ....................            940              22,024
                                                            --------------
                                                                  71,892
                                                            --------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. .........................         12,350             388,902
American General Corp. ..............          9,390             436,165
Conseco, Inc. .......................          4,300              58,695
Jefferson-Pilot Corp. ...............          1,650              79,728
Lincoln National Corp. ..............          4,100             212,175
MetLife, Inc. .......................          8,900             275,722
Torchmark Corp. .....................          1,700              68,357
UnumProvident Corp. .................          4,730             151,928
                                                            --------------
                                                               1,671,672
                                                            --------------
INSURANCE - MULTI-LINE (0.6%)
American International Group, Inc. ..         27,650           2,377,900
Hartford Financial Services Group,
 Inc.................................          5,080             347,472
Loews Corp. .........................          3,800             244,834
                                                            --------------
                                                               2,970,206
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ................         13,700             602,663
Chubb Corp. .........................          1,720             133,180
Cincinnati Financial Corp. ..........          1,600              63,200
MBIA, Inc. ..........................          2,980             165,926
MGIC Investment Corp. ...............          1,800             130,752
Progressive Corp. ...................          1,550             209,545
St. Paul Co., Inc. ..................          3,300             167,277
                                                            --------------
                                                               1,472,543
                                                            --------------
INSURANCE BROKERS (0.1%)
Aon Corp. ...........................          3,100             108,500
Marsh & McLennan Co., Inc. ..........          3,300             333,300
                                                            --------------
                                                                 441,800
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.3%)
Bear Stearns Co., Inc. (The) ........          2,250             132,683
Charles Schwab Corp. ................          7,500             114,750
Merrill Lynch & Co., Inc. ...........         15,500             918,375
                                                            --------------
                                                               1,165,808
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ............          3,510             160,653
Price (T. Rowe) Associates, Inc. ....          2,500              93,475
Stilwell Financial, Inc. ............          3,000             100,680
                                                            --------------
                                                                 354,808
                                                            --------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. .....................          2,020              48,541
Mattel, Inc. ........................          3,800              71,896
                                                            --------------
                                                                 120,437
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. ......................          7,200             221,040
Hilton Hotels Corp. .................          6,150              71,340
Marriott International, Inc. ........          3,100             146,754
                                                            --------------
                                                                 439,134
                                                            --------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ...................          4,300             215,215
Deere & Co. .........................          1,400              52,990
Dover Corp. .........................          1,100              41,415
Ingersoll-Rand Co. ..................          1,600              65,920
Timken Co. ..........................          1,330              22,530
                                                            --------------
                                                                 398,070
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. ...........................            820              25,420
Danaher Corp. .......................          1,400              78,400
Eaton Corp. .........................            400              28,040
Honeywell International Inc. ........          9,600             335,904
Illinois Tool Works, Inc. ...........          3,500             221,550
ITT Industries, Inc. ................          1,300              57,525
Johnson Controls, Inc. ..............            900              65,223
Minnesota Mining and Manufacturing
 Co. (3M) ...........................          4,700             536,270
National Service Industries, Inc. ...            900              20,313
Parker-Hannifin Corp. ...............            600              25,464
Textron, Inc. .......................          1,400              77,056
Thermo Electron Corp. + .............          2,000              44,040
Tyco International Ltd. .............         35,891           1,956,059
United Technologies Corp. ...........          5,600             410,256
                                                            --------------
                                                               3,881,520
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ................            800              40,840
                                                            --------------
METALS MINING (0.0%)
Inco Ltd. ...........................          2,700              46,602
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Dynegy Inc. - Class A ...............          3,800             176,700
El Paso Energy Corp. ................          6,121             321,597
Enron Corp. .........................         13,900             681,100
KeySpan Energy Corp. ................          2,100              76,608
Kinder Morgan, Inc. .................          1,400              70,350
NICOR, Inc. .........................          1,160              45,217
NiSource Inc. .......................          4,140             113,146
Peoples Energy Corp. ................            300              12,060
Sempra Energy .......................          2,400              65,616
Williams Co.'s, Inc. (The) ..........          6,000             197,700
                                                            --------------
                                                               1,760,094
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ..................          3,400             143,208
                                                            --------------


30 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. ...................          3,500       $     117,250
Halliburton Co. .....................          2,400              85,440
Nabors Industries, Inc. + ...........          1,500              55,800
Noble Drilling Corp. + ..............          2,060              67,465
Rowan Co., Inc. + ...................          1,490              32,929
Schlumberger Ltd. ...................          3,200             168,480
Transocean Sedco Forex Inc. .........          3,100             127,875
                                                           ---------------
                                                                 655,239
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ............          5,238             283,009
Apache Corp. ........................          1,700              86,275
Burlington Resources, Inc. ..........          4,100             163,795
Devon Energy Corp. ..................          1,500              78,750
EOG Resources, Inc. .................          1,900              67,545
Kerr-McGee Corp. ....................          1,600             106,032
Unocal Corp. ........................          5,500             187,825
                                                           ---------------
                                                                 973,231
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ....................            900              36,090
Sunoco, Inc. ........................          1,200              43,956
Tosco Corp. .........................          3,000             132,150
                                                           ---------------
                                                                 212,196
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ..................          1,800             145,440
Conoco Inc. - Class B ...............         14,110             407,779
Occidental Petroleum Corp. ..........          7,840             208,466
Phillips Petroleum Co. ..............          5,410             308,370
USX-Marathon Group ..................          6,590             194,471
                                                           ---------------
                                                               1,264,526
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.6%)
Chevron Corp. .......................         14,700           1,330,350
Exxon Mobil Corp. ...................         41,100           3,590,085
Royal Dutch Petroleum Co. ...........         39,000           2,272,530
Texaco, Inc. ........................          9,900             659,340
                                                           ---------------
                                                               7,852,305
                                                           ---------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. .................          1,200              42,204
Georgia-Pacific Corp. ...............          2,700              91,395
International Paper Co. .............          5,600             199,920
Mead Corp. ..........................          1,300              35,282
Westvaco Corp. ......................          1,660              40,321
Weyerhaeuser Co. ....................          2,600             142,922
Willamette Industries, Inc. .........          1,300              64,350
                                                           ---------------
                                                                 616,394
                                                           ---------------
PERSONAL CARE (0.1%)
Avon Products, Inc. .................          2,700             124,956
Gillette Co. ........................         12,500             362,375
                                                           ---------------
                                                                 487,331
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ...................          3,300             154,044
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + .....................          1,700              64,260
                                                           ---------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) .........          2,500             165,375
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ...............            400              23,884
Gannett Co., Inc. ...................          2,600             171,340
New York Times Co. ..................          1,400              58,800
                                                           ---------------
                                                                 254,024
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ..          4,200             126,714
CSX Corp. ...........................          2,000              72,480
Norfolk Southern Corp. ..............          2,900              60,030
Union Pacific Corp. .................          2,400             131,784
                                                           ---------------
                                                                 391,008
                                                           ---------------

REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc.................................          2,170              80,898
                                                           ---------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. ............          1,800              50,220
McDonald's Corp. ....................         15,700             424,842
Starbucks Corp. + ...................          4,600             105,800
Tricon Global Restaurants, Inc. + ...            800              35,120
Wendy's International, Inc. .........          1,300              33,202
                                                           ---------------
                                                                 649,184
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. ....................         27,300           1,270,815
Lowe's Co., Inc. ....................          2,100             152,355
Sherwin-Williams Co. ................          1,800              39,960
                                                           ---------------
                                                               1,463,130
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + ................          2,600             165,152
RadioShack Corp. ....................          1,400              42,700
                                                           ---------------
                                                                 207,852
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + .          2,500             106,250
J.C. Penney Co., Inc. ...............          1,400              36,904
Kohl's Corp. + ......................          4,000             250,920
May Department Stores Co. ...........          5,300             181,578
                                                           ---------------
                                                                 575,652
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.4%)
Sears, Roebuck & Co. ................          3,500             148,085
Target Corp. ........................         10,500             363,300
Wal-Mart Stores, Inc. ...............         23,700           1,156,560
                                                           ---------------
                                                               1,667,945
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ....................          1,300              48,750
Bed Bath & Beyond, Inc. + ...........          3,600             108,000
Office Depot, Inc. + ................          4,730              49,097
Staples, Inc. + .....................          4,900              78,351
Tiffany & Co. .......................          1,900              68,818
Toys "R" Us, Inc. + .................          2,600              64,350
                                                           ---------------
                                                                 417,366
                                                           ---------------


                                    See Notes to Portfolio of Investments.    31

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) .....................          4,600        $    133,400
Limited, Inc. (The) .................          4,900              80,948
TJX Companies, Inc. .................          3,300             105,171
                                                           ---------------
                                                                 319,519
                                                           ---------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ...........................          4,800             185,280
Walgreen Co. ........................         12,400             423,460
                                                           ---------------
                                                                 608,740
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. ...................          5,000             149,950
Kroger Co. (The) + ..................          8,500             212,500
Safeway, Inc. + .....................          6,000             288,000
Winn-Dixie Stores, Inc. .............          1,900              49,647
                                                           ---------------
                                                                 700,097
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. .........          2,640              84,216
Golden West Financial Corp. .........          3,320             213,277
Washington Mutual Financial Corp. ...         19,240             722,462
                                                           ---------------
                                                               1,019,955
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. ....          1,800              52,830
Omnicom Group, Inc. .................          1,000              86,000
TMP Worldwide Inc. + ................          1,300              76,843
                                                           ---------------
                                                                 215,673
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .....................          4,200              81,900
Convergys Corp. + ...................          2,100              63,525
H&R Block, Inc. .....................          1,200              77,460
IMS Health, Inc. ....................          3,600             102,600
                                                           ---------------
                                                                 325,485
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ...........          1,900              65,740
Electronic Data Systems Corp. .......          5,600             350,000
Sabre Holdings Corp. + ..............          1,500              75,000
                                                           ---------------
                                                                 490,740
                                                           ---------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. .....          7,800             387,660
Concord EFS, Inc. + .................          2,700             140,427
First Data Corp. ....................          4,700             301,975
Fiserv, Inc. + ......................          2,580             165,068
Paychex, Inc. .......................          3,900             156,000
                                                           ---------------
                                                               1,151,130
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ...          2,200              54,758
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ........................          1,810              52,309
RR Donnelley & Sons Co. .............          1,600              47,520
                                                           ---------------
                                                                  99,829
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. .........          1,220              22,070
Nucor Corp. .........................            800              39,112
Worthington Industries ..............          2,010              27,336
                                                           ---------------
                                                                  88,518
                                                           ---------------
TELEPHONE (0.9%)
ALLTEL Corp. ........................          1,700             104,142
BellSouth Corp. .....................         22,600             910,102
SBC Communications, Inc. ............         39,800           1,594,388
Verizon Communications ..............         32,008           1,712,428
                                                           ---------------
                                                               4,321,060
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ..........................         39,800             875,600
WorldCom, Inc. ......................         15,800             236,368
                                                           ---------------
                                                               1,111,968
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. .................            500              25,225
VF Corp. ............................          1,800              65,484
                                                           ---------------
                                                                  90,709
                                                           ---------------
TOBACCO (0.5%)
Philip Morris Co. Inc. ..............         40,950           2,078,212
UST, Inc. ...........................          1,600              46,176
                                                           ---------------
                                                               2,124,388
                                                           ---------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ........................          1,100              56,562
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + .....          3,800              70,984
Waste Management, Inc. ..............          6,400             197,248
                                                           ---------------
                                                                 268,232
                                                           ---------------

TOTAL COMMON STOCKS
 (COST $131,845,464)                                         128,303,603
                                                           ---------------
                                         PRINCIPAL
                                          AMOUNT
                                       ---------------
LONG-TERM BONDS AND NOTES (70.9%)
Bank of Boston, 6.88%, 07/15/03 .....  $   5,375,000           5,541,249
Countrywide Funding Corp.,
 6.25%, 05/25/14 ....................        395,099             362,257
Dana Corp., 6.25%, 03/01/04 .........     10,000,000           9,200,000
Delta Air Lines, Inc., 6.65%,
 03/15/04............................      7,500,000           7,314,900
DLJ Commercial Mortgage Corp.,
 6.08%, 08/10/08 ....................     10,822,094          10,840,943
Federal National Mortgage Assoc.,
 Zero Coupon, 08/16/04 ..............      8,077,000           6,846,550
Federal National Mortgage Assoc.,
 5.13%, 02/13/04 ....................     35,000,000          35,161,700
Federal National Mortgage Assoc.,
 6.50%, 08/15/04 ....................     13,000,000          13,517,920
Federal National Mortgage Assoc.,
 6.50%, 07/01/29 # ..................     30,600,000          30,112,236
Federal National Mortgage Assoc.,
 7.00%, 11/15/25 # ..................     25,000,000          25,109,500
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 07/15/05 .......      6,300,000           5,022,297


32 See Notes to Portfolio of Investments.

                                         PRINCIPAL            MARKET
                                          AMOUNT               VALUE
                                       ---------------     ---------------
LONG-TERM BONDS AND NOTES (CONTINUED)
GE Capital Mortgage Services, Inc.,
 6.25%, 03/25/14 ....................  $     505,892        $    472,218
Green Tree Financial Corp.,
 8.41%, 12/01/30 ....................      9,000,000           8,603,370
Nationslink Funding Corp., 6.04%,
 11/20/07............................     11,887,301          11,889,518
Norwest Asset Securities Corp.,
 6.75%, 02/25/13 ....................        369,778             360,157
Norwest Asset Securities Corp.,
 6.75%, 10/25/28 ....................        876,225             808,896
U.S. Treasury Strip, Zero Coupon,
 08/15/03............................     24,329,000          22,199,239
U.S. Treasury Strip, Zero Coupon,
 08/15/03............................      1,800,000           1,643,292
U.S. Treasury Strip, Zero Coupon,
 02/15/04 *..........................    129,754,000         115,170,948
U.S. Treasury Strip, Zero Coupon,
 02/15/04............................     27,255,000          24,238,417
USX Corp., 9.63%, 08/15/03 ..........      4,410,000           4,753,892
                                                           ---------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $332,450,092)                                               339,169,499
                                                           ---------------
SHORT-TERM INVESTMENTS (13.5%)
Federal Home Loan Bank, 3.90%,
 07/05/01............................     10,000,000           9,996,750
Federal Home Loan Bank, 3.94%,
 07/02/01............................     22,850,000          22,850,000
Federal Home Loan Bank, 4.70%,
 04/05/02............................     10,000,000          10,045,000
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 ....................     21,000,000          21,000,000
U.S. Treasury Bill, 3.35%, 10/04/01 .        100,000              99,075
U.S. Treasury Bill, 3.84%, 10/04/01 @        100,000              99,075
U.S. Treasury Bill, 3.84%, 10/04/01 .        300,000             297,225
U.S. Treasury Bill, 4.06%, 10/04/01 .        100,000              99,075
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $64,440,925)                                           64,486,200
                                                           ---------------
TOTAL INVESTMENTS
 (COST $528,736,481)(a)                                      531,959,302

OTHER ASSETS LESS LIABILITIES                                (53,612,153)
                                                           ---------------
TOTAL NET ASSETS                                            $478,347,149
                                                           ===============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $547,293,444. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains...........................            $          --
Unrealized losses..........................             (15,334,142)
                                             -----------------------
 Net unrealized loss.......................            $(15,334,142)
                                             =======================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION      UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      27        $8,313,975      Sep 01       $  (223,106)
                                     ===========                 ==============

+ Non-income producing security.
# When-issued or delayed delivery security.
* Segregated securities for purchases of delayed delivery or when-issued securities held at June 30, 2001.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        33

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES E

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMON STOCKS (21.6%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ...........................         14,930       $    830,108
General Dynamics Corp. ...............          3,240            252,104
Goodrich (B.F.) Co. ..................          1,300             49,374
Lockheed Martin Corp. ................          7,860            291,213
Northrop Grumman Corp. ...............          1,140             91,314
Raytheon Co. .........................          2,900             76,995
                                                            --------------
                                                               1,591,108
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ...........          5,720             74,360
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + ........................          2,600            104,520
                                                            --------------
AIRLINES (0.1%)
AMR Corp. + ..........................          1,300             46,969
Delta Air Lines, Inc. ................            900             39,672
Southwest Airlines Co. ...............          6,350            117,412
                                                            --------------
                                                                 204,053
                                                            --------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ..................          2,700            113,454
Alcoa Inc. ...........................          7,416            292,190
                                                            --------------
                                                                 405,644
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .............            800             11,360
Dana Corp. ...........................          1,900             44,346
Delphi Automotive Systems Corp. ......          5,000             79,650
Genuine Parts Co. ....................          1,800             56,700
Snap-On, Inc. ........................            670             16,187
TRW, Inc. ............................          1,700             69,700
Visteon Corp. ........................          1,224             22,497
                                                            --------------
                                                                 300,440
                                                            --------------
AUTOMOBILES (0.2%)
Ford Motor Co. .......................         31,210            766,206
General Motors Corp. .................          4,700            302,445
                                                            --------------
                                                               1,068,651
                                                            --------------
BANKS - MAJOR REGIONAL (0.9%)
AmSouth Bancorporation ...............          5,100             94,299
Bank of New York Co., Inc. ...........          6,400            307,200
Bank One Corp. .......................         11,200            400,960
BB&T Corp. ...........................          3,400            124,780
Comerica, Inc. .......................          1,600             92,160
Fifth Third Bancorp ..................          5,004            300,490
Fleet Boston Financial Corp. .........         10,550            416,197
KeyCorp ..............................          3,800             98,990
Mellon Financial Corp. ...............          4,400            202,400
National City Corp. ..................          5,100            156,978
Northern Trust Corp. .................          2,400            150,000
PNC Financial Services Group .........          2,500            164,475
Regions Financial Corp. ..............          2,900             92,800
SouthTrust Corp. .....................          2,980             77,480
Suntrust Banks, Inc. .................          2,600            168,428
Synovus Financial Corp. ..............          2,400             75,312
U.S. Bancorp .........................         18,835            429,250
Union Planters Corp. .................          1,200             52,320
Wachovia Corp. .......................          1,900            135,185
Wells Fargo & Co. ....................         15,700            728,951
                                                            --------------
                                                               4,268,655
                                                            --------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. ................         15,000            900,450
First Union Corp. ....................          8,400            293,496
                                                            --------------
                                                               1,193,946
                                                            --------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. .............          8,900            366,680
Brown-Forman Corp. ...................            600             38,364
Coors (Adolph) Co. ...................            510             25,592
                                                            --------------
                                                                 430,636
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) ..................         23,200          1,044,000
Pepsi Bottling Group, Inc. (The) .....          2,700            108,270
PepsiCo, Inc. ........................         13,300            587,860
                                                            --------------
                                                               1,740,130
                                                            --------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + ........................          4,400            266,992
Biogen, Inc. + .......................            700             38,052
Chiron Corp. + .......................            900             45,900
MedImmune, Inc. + ....................          2,300            108,560
                                                            --------------
                                                                 459,504
                                                            --------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ..........................          2,800             69,888
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .....          2,400            109,800
Dow Chemical Co. .....................          3,500            116,375
Du Pont (E.I.) de Nemours ............          9,400            453,456
Eastman Chemical Co. .................          1,100             52,393
Praxair, Inc. ........................          1,400             65,800
Rohm & Haas Co. ......................          1,900             62,510
                                                            --------------
                                                                 860,334
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ......................          1,700             43,843
FMC Corp. + ..........................            450             30,852
PPG Industries Inc. ..................          1,000             52,570
                                                            --------------
                                                                 127,265
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. .........................          1,800             73,746
Great Lakes Chemical Corp. ...........            540             16,659
International Flavors & Fragrances,
 Inc..................................          1,410             35,433
Sigma-Aldrich Corp. ..................            900             34,758
                                                            --------------
                                                                 160,596
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.2%)
Comverse Technology, Inc. + ..........          1,620             93,345
Corning, Inc. ........................          8,610            143,873
JDS Uniphase Corp. + .................         12,000            153,000


34 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nortel Networks Corp. ................         13,400       $    121,806
QUALCOMM Inc. + ......................          6,900            403,512
Scientific-Atlanta, Inc. .............          1,800             73,080
                                                            --------------
                                                                 988,616
                                                            --------------
COMPUTERS - HARDWARE (0.8%)
Apple Computer, Inc. + ...............          2,800             65,100
Compaq Computer Corp. ................         15,800            244,742
Dell Computer Corp. + ................         23,400            607,230
Gateway, Inc. + ......................          1,900             31,255
Hewlett-Packard Co. ..................          8,100            231,660
International Business Machines Corp.          15,900          1,796,700
Palm, Inc. + .........................          5,400             32,778
Sun Microsystems, Inc. + .............         29,900            470,028
                                                            --------------
                                                               3,479,493
                                                            --------------
COMPUTERS - NETWORKING (0.3%)
Avaya Inc. + .........................          1,900             26,030
Cisco Systems, Inc. + ................         66,100          1,203,020
Network Appliance, Inc. + ............          3,300             45,210
                                                            --------------
                                                               1,274,260
                                                            --------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. ............................         20,300            589,715
Lexmark International Group, Inc. + ..          1,100             73,975
                                                            --------------
                                                                 663,690
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (1.3%)
Adobe Systems, Inc. ..................          2,500            117,500
Autodesk, Inc. .......................            550             20,515
BMC Software, Inc. + .................          2,100             47,334
Citrix Systems, Inc. + ...............          1,800             62,820
Computer Associates International,
 Inc..................................         10,000            360,000
Intuit Inc. + ........................          2,800            111,972
Mercury Interactive Corp. + ..........          1,240             74,276
Microsoft Corp. + ....................         49,000          3,557,400
Oracle Corp. + .......................         51,600            980,400
PeopleSoft, Inc. + ...................          2,700            132,921
Siebel Systems, Inc. + ...............          4,600            215,740
VERITAS Software Corp. + .............          3,600            239,508
                                                            --------------
                                                               5,920,386
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. .................          1,000             53,750
                                                            --------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. ..........          1,900            114,000
Countrywide Credit Industries, Inc. ..            500             22,940
Household International, Inc. ........          4,370            291,479
MBNA Corp. ...........................          7,380            243,171
Providian Financial Corp. ............          2,400            142,080
                                                            --------------
                                                                 813,670
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ...........................            370             17,597
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ......................            570             22,897
Pactiv Corp. + .......................          1,490             19,966
Temple-Inland Inc. ...................            290             15,454
                                                            --------------
                                                                  58,317
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.1%)
Cardinal Health, Inc. ................          3,950            272,550
McKesson HBOC, Inc. ..................          2,700            100,224
SUPERVALU, Inc. ......................          2,420             42,471
Sysco Corp. ..........................          6,200            168,330
                                                            --------------
                                                                 583,575
                                                            --------------
ELECTRIC COMPANIES (0.8%)
Allegheny Energy, Inc. ...............          1,820             87,815
Ameren Corp. .........................          1,900             81,130
American Electric Power Co., Inc. ....          2,820            130,199
Cinergy Corp. ........................          2,500             87,375
CMS Energy Corp. .....................          1,940             54,029
Consolidated Edison, Inc. ............          2,300             91,540
Constellation Energy Group ...........          2,200             93,720
Dominion Resources, Inc. .............          3,606            216,829
DTE Energy Co. .......................          2,090             97,060
Duke Energy Corp. ....................         10,200            397,902
Entergy Corp. ........................          3,540            135,901
Exelon Corp. .........................          5,675            363,881
FirstEnergy Corp. ....................          3,790            121,886
FPL Group, Inc. ......................          2,890            174,007
GPU, Inc. ............................          1,990             69,948
Mirant Corp. + .......................          3,106            106,846
Pinnacle West Capital Corp. ..........          1,460             69,204
PPL Corp. ............................          2,290            125,950
Progress Energy, Inc. ................          2,300            103,316
Public Service Enterprise Group, Inc.           3,450            168,705
Reliant Energy Inc. ..................          4,980            160,406
Southern Co. .........................          9,700            225,525
TXU Corp. ............................          3,000            144,570
Xcel Energy, Inc. ....................          5,620            159,889
                                                            --------------
                                                               3,467,633
                                                            --------------
ELECTRICAL EQUIPMENT (1.0%)
Cooper Industries, Inc. ..............            700             27,713
Emerson Electric Co. .................          4,000            242,000
General Electric Co. .................         90,300          4,402,125
Power-One, Inc. + ....................            960             15,974
Rockwell International Corp. .........          1,800             68,616
                                                            --------------
                                                               4,756,428
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.0%)
Agilent Technologies, Inc. + .........          4,000            130,000
PerkinElmer, Inc. ....................          1,320             36,340
Tektronix, Inc. + ....................          1,240             33,666
                                                            --------------
                                                                 200,006
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (0.6%)
Advanced Micro Devices, Inc. + .......          3,300             95,304
Analog Devices, Inc. + ...............          3,300            142,725
Applied Micro Circuits Corp. + .......          3,200             55,040
Broadcom Corp. - Class A + ...........          2,500            106,900


                                    See Notes to Portfolio of Investments.    35

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Intel Corp. ..........................         60,900       $  1,781,325
Linear Technology Corp. ..............          1,400             61,908
Maxim Integrated Products, Inc. + ....          2,400            106,104
Micron Technology, Inc. + ............          2,500            102,750
Texas Instruments, Inc. ..............          7,200            226,800
Vitesse Semiconductor Corp. + ........            800             16,832
Xilinx, Inc. + .......................          1,400             57,736
                                                            --------------
                                                               2,753,424
                                                            --------------
ENTERTAINMENT (0.7%)
AOL Time Warner Inc. + ...............         40,200          2,130,600
Viacom, Inc. - Class B + .............         16,100            833,175
Walt Disney Co. (The) ................          8,600            248,454
                                                            --------------
                                                               3,212,229
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + .............            600             34,074
                                                            --------------
FINANCIAL - DIVERSIFIED (1.5%)
Ambac Financial Group, Inc. ..........          1,620             94,284
American Express Co. .................         12,100            469,480
Citigroup Inc. .......................         45,820          2,421,129
Fannie Mae ...........................         17,860          1,520,779
Freddie Mac ..........................         11,740            821,800
J.P. Morgan Chase & Co. ..............         17,580            784,068
Moody's Corp. ........................          1,300             43,550
Morgan Stanley Dean Witter & Co. .....         10,300            661,569
State Street Corp. ...................          2,800            138,572
USA Education Inc. ...................          1,500            109,500
                                                            --------------
                                                               7,064,731
                                                            --------------
FOODS (0.3%)
Campbell Soup Co. ....................          4,500            115,875
ConAgra Foods, Inc. ..................          4,600             91,126
General Mills, Inc. ..................          2,500            109,450
Heinz (H.J.) Co. .....................          3,000            122,670
Hershey Foods Corp. ..................          1,600             98,736
Kellogg Co. ..........................          3,300             95,700
Quaker Oats Co. ......................          1,100            100,375
Ralston Purina Group .................          2,600             78,052
Sara Lee Corp. .......................          6,900            130,686
Unilever NV ..........................          2,500            148,925
Wrigley (Wm.) Jr. Co. ................          1,000             46,850
                                                            --------------
                                                               1,138,445
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B .................          2,400            100,776
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .......          1,460             51,538
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ...................          2,400             36,360
Placer Dome, Inc. ....................          4,700             46,060
                                                            --------------
                                                                  82,420
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. .................          1,200             47,352
Stanley Works (The) ..................            600             25,128
                                                            --------------
                                                                  72,480
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.3%)
Allergan, Inc. .......................          1,200            102,600
Eli Lilly & Co. ......................         10,400            769,600
Forest Laboratories, Inc. - Class A +           1,490            105,790
King Pharmaceuticals, Inc. + .........          1,540             82,775
Merck & Co., Inc. ....................         20,800          1,329,328
Pfizer, Inc. .........................         57,375          2,297,869
Pharmacia Corp. ......................         11,654            535,501
Schering-Plough Corp. ................         13,300            481,992
                                                            --------------
                                                               5,705,455
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. .............          4,700            212,393
Tenet Healthcare Corp. + .............          2,900            149,611
                                                            --------------
                                                                 362,004
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ...................          2,100             66,675
                                                            --------------
HEALTH CARE - MANAGED CARE (0.1%)
CIGNA Corp. ..........................          2,220            212,720
UnitedHealth Group Inc. ..............          5,330            329,128
Wellpoint Health Networks, Inc. + ....            960             90,470
                                                            --------------
                                                                 632,318
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.3%)
Applera Corp. ........................          2,300             61,525
Bard (C.R.) Inc. .....................            460             26,197
Bausch & Lomb, Inc. ..................            700             25,368
Baxter International, Inc. ...........          5,540            271,460
Becton, Dickinson & Co. ..............          2,200             78,738
Biomet, Inc. .........................          2,350            112,941
Boston Scientific Corp. + ............          3,200             54,400
Guidant Corp. ........................          2,893            104,148
Medtronic, Inc. ......................         10,800            496,908
St. Jude Medical, Inc. + .............          1,240             74,400
Stryker Corp. ........................          2,200            120,670
                                                            --------------
                                                               1,426,755
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ..................          4,900             78,253
                                                            --------------
HEALTH CARE DIVERSIFIED (0.7%)
Abbott Laboratories ..................         14,200            681,743
American Home Products Corp. .........          5,600            327,264
Bristol-Myers Squibb Co. .............         18,100            946,630
Johnson & Johnson ....................         28,636          1,431,790
                                                            --------------
                                                               3,387,427
                                                            --------------
HOMEBUILDING (0.0%)
KB HOME ..............................            510             15,387
Pulte Homes, Inc. ....................            490             20,888
                                                            --------------
                                                                  36,275
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. .........................          1,030             30,138


36 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (CONTINUED)
Whirlpool Corp. ......................            700       $     43,750
                                                            --------------
                                                                  73,888
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Clorox Co. ...........................          2,700             91,395
Colgate-Palmolive Co. ................          4,900            289,051
Kimberly-Clark Corp. .................          4,900            273,910
Procter & Gamble Co. .................         11,900            759,220
                                                            --------------
                                                               1,413,576
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. .................          1,300             49,868
Tupperware Corp. .....................            690             16,167
                                                            --------------
                                                                  66,035
                                                            --------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ..........................          9,470            298,210
American General Corp. ...............          7,230            335,834
Conseco, Inc. ........................          3,300             45,045
Jefferson-Pilot Corp. ................          2,100            101,472
Lincoln National Corp. ...............          3,160            163,530
MetLife, Inc. ........................          6,900            213,762
Torchmark Corp. ......................          1,800             72,378
UnumProvident Corp. ..................          3,600            115,632
                                                            --------------
                                                               1,345,863
                                                            --------------
INSURANCE - MULTI-LINE (0.5%)
American International Group, Inc. ...         21,050          1,810,300
Hartford Financial Services Group,
 Inc..................................          3,730            255,132
Loews Corp. ..........................          2,900            186,847
                                                            --------------
                                                               2,252,279
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) .................         10,560            464,534
Chubb Corp. ..........................          1,900            147,117
Cincinnati Financial Corp. ...........          1,500             59,250
MBIA, Inc. ...........................          2,100            116,928
MGIC Investment Corp. ................          1,700            123,488
Progressive Corp. ....................          1,200            162,228
SAFECO Corp. .........................          1,100             32,450
St. Paul Co., Inc. ...................          2,000            101,380
                                                            --------------
                                                               1,207,375
                                                            --------------
INSURANCE BROKERS (0.1%)
Aon Corp. ............................          2,300             80,500
Marsh & McLennan Co., Inc. ...........          2,300            232,300
                                                            --------------
                                                                 312,800
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.1%)
Bear Stearns Co., Inc. (The) .........          1,730            102,018
Charles Schwab Corp. .................          5,700             87,210
Merrill Lynch & Co., Inc. ............          7,900            468,075
                                                            --------------
                                                                 657,303
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. .............          2,320            106,186
Price (T. Rowe) Associates, Inc. .....          1,300             48,607
Stilwell Financial, Inc. .............          1,900             63,764
                                                            --------------
                                                                 218,557
                                                            --------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. ......................          1,670             40,130
Mattel, Inc. .........................          5,000             94,600
                                                            --------------
                                                                 134,730
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. .......................          4,800            147,360
Hilton Hotels Corp. ..................          3,200             37,120
Marriott International, Inc. .........          2,600            123,084
                                                            --------------
                                                                 307,564
                                                            --------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ....................          3,000            150,150
Deere & Co. ..........................          1,100             41,635
Dover Corp. ..........................          1,700             64,005
Ingersoll-Rand Co. ...................          1,400             57,680
Timken Co. ...........................          1,060             17,956
                                                            --------------
                                                                 331,426
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.7%)
Crane Co. ............................            660             20,460
Danaher Corp. ........................          1,600             89,600
Eaton Corp. ..........................            500             35,050
Honeywell International Inc. .........          6,900            241,431
Illinois Tool Works, Inc. ............          3,000            189,900
ITT Industries, Inc. .................          1,310             57,967
Johnson Controls, Inc. ...............          1,000             72,470
Minnesota Mining and
 Manufacturing Co. (3M) ..............          3,900            444,990
National Service Industries, Inc. ....            710             16,025
Parker-Hannifin Corp. ................            700             29,708
Textron, Inc. ........................          1,600             88,064
Thermo Electron Corp. + ..............          1,700             37,434
Tyco International Ltd. ..............         27,388          1,492,646
United Technologies Corp. ............          4,100            300,366
                                                            --------------
                                                               3,116,111
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. .................          1,000             51,050
                                                            --------------
METALS MINING (0.0%)
Inco Ltd. ............................          3,010             51,953
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.3%)
Dynegy Inc. - Class A ................          3,100            144,150
El Paso Energy Corp. .................          4,613            242,367
Enron Corp. ..........................         10,700            524,300
KeySpan Energy Corp. .................          2,180             79,526
Kinder Morgan, Inc. ..................          1,500             75,375
NICOR, Inc. ..........................            900             35,082
NiSource Inc. ........................          3,150             86,090
Peoples Energy Corp. .................            430             17,286
Sempra Energy ........................          2,500             68,350
Williams Co.'s, Inc. (The) ...........          4,200            138,390
                                                            --------------
                                                               1,410,916
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ...................          2,500            105,300
                                                            --------------


                                    See Notes to Portfolio of Investments.    37

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. ....................          2,800       $     93,800
Halliburton Co. ......................          1,900             67,640
Nabors Industries, Inc. + ............          1,300             48,360
Noble Drilling Corp. + ...............          2,500             81,875
Rowan Co., Inc. + ....................          1,240             27,404
Schlumberger Ltd. ....................          2,400            126,360
Transocean Sedco Forex Inc. ..........          2,600            107,250
                                                            --------------
                                                                 552,689
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. .............          4,519            244,162
Apache Corp. .........................          1,100             55,825
Burlington Resources, Inc. ...........          3,000            119,850
Devon Energy Corp. ...................          1,600             84,000
EOG Resources, Inc. ..................          1,980             70,389
Kerr-McGee Corp. .....................          1,400             92,778
Unocal Corp. .........................          4,180            142,747
                                                            --------------
                                                                 809,751
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.0%)
Ashland Oil Inc. .....................          1,300             52,130
Sunoco, Inc. .........................          1,300             47,619
Tosco Corp. ..........................          2,310            101,756
                                                            --------------
                                                                 201,505
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ...................          1,510            122,008
Conoco Inc. - Class B ................         10,890            314,721
Occidental Petroleum Corp. ...........          6,170            164,061
Phillips Petroleum Co. ...............          4,160            237,120
USX-Marathon Group ...................          4,930            145,484
                                                            --------------
                                                                 983,394
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. ........................         11,200          1,013,600
Exxon Mobil Corp. ....................         31,700          2,768,995
Royal Dutch Petroleum Co. ............         29,700          1,730,619
Texaco, Inc. .........................          7,400            492,840
                                                            --------------
                                                               6,006,054
                                                            --------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ..................          1,050             36,929
Georgia-Pacific Corp. ................          2,000             67,700
International Paper Co. ..............          4,300            153,510
Mead Corp. ...........................          1,300             35,282
Westvaco Corp. .......................          1,300             31,577
Weyerhaeuser Co. .....................          1,400             76,958
Willamette Industries, Inc. ..........          1,000             49,500
                                                            --------------
                                                                 451,456
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B .........            840             35,314
Avon Products, Inc. ..................          2,100             97,188
Gillette Co. .........................          9,500            275,405
                                                            --------------
                                                                 407,907
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ....................          2,600            121,368
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + ......................          1,300             49,140
                                                            --------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) ..........          1,700            112,455
Meredith Corp. .......................            900             32,229
                                                            --------------
                                                                 144,684
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ................            500             29,855
Gannett Co., Inc. ....................          2,200            144,980
New York Times Co. ...................            700             29,400
                                                            --------------
                                                                 204,235
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ...          3,300             99,561
CSX Corp. ............................          2,200             79,728
Norfolk Southern Corp. ...............          3,400             70,380
Union Pacific Corp. ..................          1,600             87,856
                                                            --------------
                                                                 337,525
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc..................................          1,700             63,376
                                                            --------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. .............          1,180             32,922
McDonald's Corp. .....................         11,900            322,014
Starbucks Corp. + ....................          4,200             96,600
Tricon Global Restaurants, Inc. + ....            900             39,510
Wendy's International, Inc. ..........          1,400             35,756
                                                            --------------
                                                                 526,802
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. .....................         21,000            977,550
Lowe's Co., Inc. .....................          1,600            116,080
Sherwin-Williams Co. .................          2,000             44,400
                                                            --------------
                                                               1,138,030
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + .................          1,800            114,336
RadioShack Corp. .....................          1,700             51,850
                                                            --------------
                                                                 166,186
                                                            --------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ..          1,200             51,000
J.C. Penney Co., Inc. ................          2,600             68,536
Kohl's Corp. + .......................          2,900            181,917
May Department Stores Co. ............          2,600             89,076
                                                            --------------
                                                                 390,529
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. .................          2,900            122,699
Target Corp. .........................          8,000            276,800
Wal-Mart Stores, Inc. ................         18,900            922,320
                                                            --------------
                                                               1,321,819
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .....................          1,000             37,500
Bed Bath & Beyond, Inc. + ............          2,400             72,000
Office Depot, Inc. + .................          2,070             21,487
Staples, Inc. + ......................          3,600             57,564
Tiffany & Co. ........................          1,500             54,330


38 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
RETAIL - SPECIALITY (CONTINUED)
Toys "R" Us, Inc. + ..................            800       $     19,800
                                                            --------------
                                                                 262,681
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) ......................          3,500            101,500
Limited, Inc. (The) ..................          2,500             41,300
TJX Companies, Inc. ..................          3,300            105,171
                                                            --------------
                                                                 247,971
                                                            --------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ............................          3,400            131,240
Walgreen Co. .........................          9,900            338,085
                                                            --------------
                                                                 469,325
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.1%)
Albertson's, Inc. ....................          3,500            104,965
Kroger Co. (The) + ...................          7,100            177,500
Safeway, Inc. + ......................          4,200            201,600
                                                            --------------
                                                                 484,065
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ..........          2,835             90,437
Golden West Financial Corp. ..........          2,550            163,812
Washington Mutual Financial Corp. ....         14,670            550,858
                                                            --------------
                                                                 805,107
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.0%)
Interpublic Group of Co.'s, Inc. .....          1,400             41,090
Omnicom Group, Inc. ..................            800             68,800
TMP Worldwide Inc. + .................          1,000             59,110
                                                            --------------
                                                                 169,000
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ......................          3,300             64,350
Convergys Corp. + ....................          1,300             39,325
H&R Block, Inc. ......................          1,100             71,005
IMS Health, Inc. .....................          3,000             85,500
                                                            --------------
                                                                 260,180
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ............            700             24,220
Electronic Data Systems Corp. ........          4,000            250,000
Sabre Holdings Corp. + ...............          1,100             55,000
                                                            --------------
                                                                 329,220
                                                            --------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. ......          5,500            273,350
Concord EFS, Inc. + ..................          2,100            109,221
First Data Corp. .....................          3,500            224,875
Fiserv, Inc. + .......................          2,080            133,078
Paychex, Inc. ........................          3,950            158,000
                                                            --------------
                                                                 898,524
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ....          1,600             39,824
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .........................          1,380             39,882
RR Donnelley & Sons Co. ..............          1,600             47,520
                                                            --------------
                                                                  87,402
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ..........            950             17,185
Nucor Corp. ..........................            820             40,090
Worthington Industries ...............          1,000             13,600
                                                            --------------
                                                                  70,875
                                                            --------------
TELEPHONE (0.7%)
ALLTEL Corp. .........................          1,300             79,638
BellSouth Corp. ......................         17,300            696,671
SBC Communications, Inc. .............         31,400          1,257,884
Verizon Communications ...............         25,072          1,341,352
                                                            --------------
                                                               3,375,545
                                                            --------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ...........................         31,200            686,400
WorldCom, Inc. + .....................         12,100            181,016
                                                            --------------
                                                                 867,416
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ..................            700             35,315
VF Corp. .............................          1,500             54,570
                                                            --------------
                                                                  89,885
                                                            --------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ...............         31,540          1,600,655
UST, Inc. ............................          2,200             63,492
                                                            --------------
                                                               1,664,147
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. ...................            870             17,052
                                                            --------------
TRUCKS & PARTS (0.0%)
Navistar International Corp. + .......            680             19,128
PACCAR, Inc. .........................          1,000             51,420
                                                            --------------
                                                                  70,548
                                                            --------------
WASTE MANAGEMENT (0.0%)
Waste Management, Inc. ...............          5,400            166,428
                                                            --------------
TOTAL COMMON STOCKS
 (COST $103,368,374)                                          98,850,801
                                                            --------------
                                          PRINCIPAL
                                           AMOUNT
                                        ---------------
LONG-TERM BONDS AND NOTES (77.0%)
Fannie Mae Strip, Zero Coupon,
 07/15/04.............................  $   7,092,000          6,032,164
Federal Home Loan Bank,
 Zero Coupon, 02/25/04 ...............     15,550,000         13,574,684
Federal National Mortgage Assoc.,
 Zero Coupon, 08/16/04 ...............     63,790,000         54,072,231
Federal National Mortgage Assoc.,
 Zero Coupon, 09/14/04 ...............     50,000,000         42,226,500
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 07/24/04 ........      7,777,000          6,676,088
FICO Strip, Zero Coupon, 09/07/04 ....     12,167,000         10,370,542
Israel Government Trust Certificate,
 Zero Coupon, 05/15/04 ...............     15,731,000         13,592,371
Tennessee Valley Authority Strip,
 Zero Coupon, 11/01/04 ...............     10,781,000          9,106,603
Turkey Government Trust Certificate,
 Zero Coupon, 05/15/04 ...............      9,218,000          7,964,813


                                    See Notes to Portfolio of Investments.    39

                                            PRINCIPAL             MARKET
                                               AMOUNT              VALUE
                                        ---------------     --------------
LONG-TERM BONDS AND NOTES (CONTINUED)
U.S. Treasury Strip, Zero Coupon,
 08/15/04.............................  $  87,552,000       $ 75,571,297
U.S. Treasury Strip, Zero Coupon,
 05/15/05.............................    137,615,000        113,719,531
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $346,626,169)                                               352,906,824
                                                            --------------
SHORT-TERM INVESTMENTS (1.4%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 .....................      5,701,000          5,701,000
U.S. Treasury Bill, 3.84%, 10/04/01 @         700,000            693,525
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $6,394,365)                                             6,394,525
                                                            --------------
TOTAL INVESTMENTS
 (COST $456,388,908)(a)                                      458,152,150
OTHER ASSETS LESS LIABILITIES                                   (222,510)
                                                            --------------
TOTAL NET ASSETS                                            $457,929,640
                                                            ==============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $467,414,873. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains..............................           $         --
Unrealized losses.............................            (9,262,723)
                                                ---------------------
 Net unrealized loss..........................           $(9,262,723)
                                                =====================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION      UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      19        $5,850,575      Sep 01       $  (157,001)
                                     ===========                 ==============

+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


40 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES G

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMON STOCKS (21.0%)
AEROSPACE/DEFENSE (0.3%)
Boeing Co. ..........................          6,840       $     380,304
General Dynamics Corp. ..............          1,490             115,937
Goodrich (B.F.) Co. .................            500              18,990
Lockheed Martin Corp. ...............          3,070             113,743
Northrop Grumman Corp. ..............            520              41,652
Raytheon Co. ........................          1,500              39,825
                                                           ---------------
                                                                 710,451
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ..........          2,685              34,905
                                                           ---------------
AIR FREIGHT (0.0%)
FedEx Corp. + .......................          1,200              48,240
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + .........................            700              25,291
Delta Air Lines, Inc. ...............            800              35,264
Southwest Airlines Co. ..............          3,200              59,168
                                                           ---------------
                                                                 119,723
                                                           ---------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. .................          1,200              50,424
Alcoa Inc. ..........................          3,384             133,330
                                                           ---------------
                                                                 183,754
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ............            300               4,260
Delphi Automotive Systems Corp. .....          2,300              36,639
Genuine Parts Co. ...................            700              22,050
Snap-On, Inc. .......................            310               7,490
TRW, Inc. ...........................            700              28,700
Visteon Corp. .......................            561              10,311
                                                           ---------------
                                                                 109,450
                                                           ---------------
AUTOMOBILES (0.2%)
Ford Motor Co. ......................         14,330             351,801
General Motors Corp. ................          2,100             135,135
                                                           ---------------
                                                                 486,936
                                                           ---------------
BANKS - MAJOR REGIONAL (0.9%)
AmSouth Bancorporation ..............          1,600              29,584
Bank of New York Co., Inc. ..........          3,100             148,800
Bank One Corp. ......................          2,300              82,340
BB&T Corp. ..........................          1,700              62,390
Comerica, Inc. ......................            700              40,320
Fifth Third Bancorp .................          2,444             146,762
Fleet Boston Financial Corp. ........          4,716             186,046
KeyCorp .............................          1,900              49,495
Mellon Financial Corp. ..............          2,100              96,600
National City Corp. .................          2,600              80,028
Northern Trust Corp. ................            900              56,250
PNC Financial Services Group ........          1,300              85,527
Regions Financial Corp. .............          1,200              38,400
SouthTrust Corp. ....................          1,360              35,360
Suntrust Banks, Inc. ................          1,300              84,214
Synovus Financial Corp. .............          1,600              50,208
U.S. Bancorp ........................          8,019             182,753
Union Planters Corp. ................            600              26,160
Wachovia Corp. ......................            900              64,035
Wells Fargo & Co. ...................          7,400             343,582
                                                           ---------------
                                                               1,888,854
                                                           ---------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. ...............          6,700             402,201
First Union Corp. ...................          4,100             143,254
                                                           ---------------
                                                                 545,455
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ............          3,800             156,560
Brown-Forman Corp. ..................            200              12,788
Coors (Adolph) Co. ..................            240              12,043
                                                           ---------------
                                                                 181,391
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) .................         10,400             468,000
Pepsi Bottling Group, Inc. (The) ....          1,300              52,130
PepsiCo, Inc. .......................          6,100             269,620
                                                           ---------------
                                                                 789,750
                                                           ---------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + .......................          2,000             121,360
Biogen, Inc. + ......................            300              16,308
Chiron Corp. + ......................            400              20,400
MedImmune, Inc. + ...................            800              37,760
                                                           ---------------
                                                                 195,828
                                                           ---------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. .........................          1,200              29,952
                                                           ---------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ....          1,000              45,750
Dow Chemical Co. ....................          1,600              53,200
Du Pont (E.I.) de Nemours ...........          4,500             217,080
Eastman Chemical Co. ................            500              23,815
Praxair, Inc. .......................            600              28,200
Rohm & Haas Co. .....................            900              29,610
                                                           ---------------
                                                                 397,655
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .....................            700              18,053
FMC Corp. + .........................            210              14,398
PPG Industries Inc. .................            400              21,028
                                                           ---------------
                                                                  53,479
                                                           ---------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ........................            700              28,679
Great Lakes Chemical Corp. ..........            240               7,404
International Flavors & Fragrances,
 Inc.................................            650              16,335
Sigma-Aldrich Corp. .................            400              15,448
                                                           ---------------
                                                                  67,866
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.2%)
Comverse Technology, Inc. + .........            740              42,639
Corning, Inc. .......................          3,900              65,169
JDS Uniphase Corp. + ................          5,500              70,125
Nortel Networks Corp. ...............          6,200              56,358


                                    See Notes to Portfolio of Investments.    41

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
QUALCOMM Inc. + .....................          3,200       $     187,136
Scientific-Atlanta, Inc. ............            800              32,480
                                                           ---------------
                                                                 453,907
                                                           ---------------
COMPUTERS - HARDWARE (0.8%)
Apple Computer, Inc. + ..............          1,300              30,225
Compaq Computer Corp. ...............          7,200             111,528
Dell Computer Corp. + ...............         10,700             277,665
Gateway, Inc. + .....................          1,000              16,450
Hewlett-Packard Co. .................          3,700             105,820
International Business Machines Corp.          7,400             836,200
Palm, Inc. + ........................          2,500              15,175
Sun Microsystems, Inc. + ............         14,200             223,224
                                                           ---------------
                                                               1,616,287
                                                           ---------------
COMPUTERS - NETWORKING (0.3%)
Avaya Inc. + ........................            800              10,960
Cisco Systems, Inc. + ...............         30,200             549,640
Network Appliance, Inc. + ...........          1,800              24,660
                                                           ---------------
                                                                 585,260
                                                           ---------------
COMPUTERS - PERIPHERALS (0.1%)
EMC Corp. ...........................          9,400             273,070
Lexmark International Group, Inc. + .            500              33,625
                                                           ---------------
                                                                 306,695
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (1.3%)
Adobe Systems, Inc. .................            900              42,300
Autodesk, Inc. ......................            450              16,785
BMC Software, Inc. + ................          1,400              31,556
Citrix Systems, Inc. + ..............            800              27,920
Computer Associates International,
 Inc.................................          4,600             165,600
Intuit Inc. + .......................            900              35,991
Mercury Interactive Corp. + .........            520              31,148
Microsoft Corp. + ...................         22,200           1,611,720
Novell, Inc. + ......................          1,640               9,332
Oracle Corp. + ......................         24,300             461,700
PeopleSoft, Inc. + ..................          1,300              63,999
Siebel Systems, Inc. + ..............          1,800              84,420
VERITAS Software Corp. + ............          1,700             113,101
                                                           ---------------
                                                               2,695,572
                                                           ---------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. .........            900              54,000
Countrywide Credit Industries, Inc. .            400              18,352
Household International, Inc. .......          2,010             134,067
MBNA Corp. ..........................          3,400             112,030
Providian Financial Corp. ...........          1,100              65,120
                                                           ---------------
                                                                 383,569
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ..........................            170               8,085
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .....................            310              12,453
Pactiv Corp. + ......................            700               9,380
Temple-Inland Inc. ..................            100               5,329
                                                           ---------------
                                                                  27,162
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.1%)
Cardinal Health, Inc. ...............          1,800             124,200
McKesson HBOC, Inc. .................          1,200              44,544
SUPERVALU, Inc. .....................          1,110              19,480
Sysco Corp. .........................          2,900              78,735
                                                           ---------------
                                                                 266,959
                                                           ---------------
ELECTRIC COMPANIES (0.7%)
Allegheny Energy, Inc. ..............            800              38,600
Ameren Corp. ........................            600              25,620
American Electric Power Co., Inc. ...          1,420              65,562
Cinergy Corp. .......................          1,000              34,950
CMS Energy Corp. ....................            890              24,787
Consolidated Edison, Inc. ...........            900              35,820
Constellation Energy Group ..........            700              29,820
Dominion Resources, Inc. ............          2,009             120,801
DTE Energy Co. ......................            560              26,006
Duke Energy Corp. ...................          4,900             191,149
Entergy Corp. .......................          1,590              61,040
Exelon Corp. ........................          2,635             168,956
FirstEnergy Corp. ...................          1,000              32,160
FPL Group, Inc. .....................          1,200              72,252
GPU, Inc. ...........................            800              28,120
Mirant Corp. + ......................          1,453              49,983
Pinnacle West Capital Corp. .........            630              29,862
PPL Corp. ...........................          1,010              55,550
Progress Energy, Inc. ...............          1,100              49,412
Public Service Enterprise Group, Inc.          1,400              68,460
Reliant Energy Inc. .................          2,000              64,420
Southern Co. ........................          4,500             104,625
TXU Corp. ...........................          1,400              67,466
Xcel Energy, Inc. ...................          2,325              66,146
                                                           ---------------
                                                               1,511,567
                                                           ---------------
ELECTRICAL EQUIPMENT (1.0%)
Cooper Industries, Inc. .............            300              11,877
Emerson Electric Co. ................          1,900             114,950
General Electric Co. ................         41,300           2,013,375
Power-One, Inc. + ...................            400               6,656
Rockwell International Corp. ........            800              30,496
                                                           ---------------
                                                               2,177,354
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.0%)
Agilent Technologies, Inc. + ........          1,900              61,750
PerkinElmer, Inc. ...................            600              16,518
Tektronix, Inc. + ...................            380              10,317
                                                           ---------------
                                                                  88,585
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (0.6%)
Advanced Micro Devices, Inc. + ......          1,500              43,320
Analog Devices, Inc. + ..............            700              30,275
Applied Micro Circuits Corp. + ......          1,600              27,520
Broadcom Corp. - Class A + ..........          1,000              42,760
Intel Corp. .........................         28,500             833,625
Linear Technology Corp. .............            600              26,532
Maxim Integrated Products, Inc. + ...          1,200              53,052


42 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Micron Technology, Inc. + ...........          1,200       $      49,320
Texas Instruments, Inc. .............          3,300             103,950
Vitesse Semiconductor Corp. + .......            400               8,416
Xilinx, Inc. + ......................            700              28,868
                                                           ---------------
                                                               1,247,638
                                                           ---------------
ENTERTAINMENT (0.7%)
AOL Time Warner Inc. + ..............         18,300             969,900
Viacom, Inc. - Class B + ............          7,600             393,300
Walt Disney Co. (The) ...............          4,000             115,560
                                                           ---------------
                                                               1,478,760
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ............            600              34,074
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.5%)
Ambac Financial Group, Inc. .........            720              41,904
American Express Co. ................          5,600             217,280
Citigroup Inc. ......................         20,946           1,106,787
Fannie Mae ..........................          8,130             692,269
Freddie Mac .........................          5,390             377,300
J.P. Morgan Chase & Co. .............          8,150             363,490
Moody's Corp. .......................            700              23,450
Morgan Stanley Dean Witter & Co. ....          4,900             314,727
State Street Corp. ..................          1,400              69,286
USA Education Inc. ..................            700              51,100
                                                           ---------------
                                                               3,257,593
                                                           ---------------
FOODS (0.3%)
Campbell Soup Co. ...................          1,800              46,350
ConAgra Foods, Inc. .................          1,500              29,715
General Mills, Inc. .................          1,200              52,536
Heinz (H.J.) Co. ....................          1,500              61,335
Hershey Foods Corp. .................            600              37,026
Kellogg Co. .........................          1,700              49,300
Quaker Oats Co. .....................            600              54,750
Ralston Purina Group ................          1,500              45,030
Sara Lee Corp. ......................          3,500              66,290
Unilever NV .........................          1,200              71,484
Wrigley (Wm.) Jr. Co. ...............            500              23,425
                                                           ---------------
                                                                 537,241
                                                           ---------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ................          1,200              50,388
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ......            780              27,534
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ..................          1,600              24,240
Placer Dome, Inc. ...................          1,300              12,740
                                                           ---------------
                                                                  36,980
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ................            500              19,730
Stanley Works (The) .................            400              16,752
                                                           ---------------
                                                                  36,482
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.2%)
Allergan, Inc. ......................            600              51,300
Eli Lilly & Co. .....................          4,900             362,600
Forest Laboratories, Inc. - Class A +            800              56,800
King Pharmaceuticals, Inc. + ........            800              43,000
Merck & Co., Inc. ...................          9,700             619,927
Pfizer, Inc. ........................         26,425           1,058,321
Pharmacia Corp. .....................          5,445             250,198
Schering-Plough Corp. ...............          6,300             228,312
                                                           ---------------
                                                               2,670,458
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ............          2,300             103,937
Tenet Healthcare Corp. + ............          1,400              72,226
                                                           ---------------
                                                                 176,163
                                                           ---------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ..................          1,000              31,750
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.1%)
CIGNA Corp. .........................            960              91,987
UnitedHealth Group Inc. .............          2,450             151,288
Wellpoint Health Networks, Inc. + ...            410              38,638
                                                           ---------------
                                                                 281,913
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.3%)
Applera Corp. .......................            900              24,075
Bard (C.R.) Inc. ....................            300              17,085
Baxter International, Inc. ..........          2,560             125,440
Becton, Dickinson & Co. .............          1,200              42,948
Biomet, Inc. ........................          1,320              63,439
Boston Scientific Corp. + ...........          1,300              22,100
Guidant Corp. .......................            900              32,400
Medtronic, Inc. .....................          5,200             239,252
St. Jude Medical, Inc. + ............            590              35,400
Stryker Corp. .......................            900              49,365
                                                           ---------------
                                                                 651,504
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + .................          1,600              25,552
                                                           ---------------
HEALTH CARE DIVERSIFIED (0.7%)
Abbott Laboratories .................          6,700             321,667
American Home Products Corp. ........          2,600             151,944
Bristol-Myers Squibb Co. ............          8,100             423,630
Johnson & Johnson ...................         13,466             673,300
                                                           ---------------
                                                               1,570,541
                                                           ---------------
HOMEBUILDING (0.0%)
KB HOME .............................            240               7,241
Pulte Homes, Inc. ...................            230               9,805
                                                           ---------------
                                                                  17,046
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ........................            460              13,460
Whirlpool Corp. .....................            300              18,750
                                                           ---------------
                                                                  32,210
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Clorox Co. ..........................          1,000              33,850
Colgate-Palmolive Co. ...............          2,400             141,576
Kimberly-Clark Corp. ................          2,300             128,570


                                    See Notes to Portfolio of Investments.    43

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (CONTINUED)
Procter & Gamble Co. ................          5,400       $     344,520
                                                           ---------------
                                                                 648,516
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ................            600              23,016
Tupperware Corp. ....................            320               7,498
                                                           ---------------
                                                                  30,514
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. .........................          4,360             137,296
American General Corp. ..............          3,310             153,750
Conseco, Inc. .......................          1,300              17,745
Jefferson-Pilot Corp. ...............            600              28,992
Lincoln National Corp. ..............          1,400              72,450
MetLife, Inc. .......................          3,200              99,136
Torchmark Corp. .....................            800              32,168
UnumProvident Corp. .................          1,600              51,392
                                                           ---------------
                                                                 592,929
                                                           ---------------
INSURANCE - MULTI-LINE (0.5%)
American International Group, Inc. ..          9,900             851,400
Hartford Financial Services Group,
 Inc.................................          1,690             115,596
Loews Corp. .........................          1,320              85,048
                                                           ---------------
                                                               1,052,044
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ................          4,880             214,671
Chubb Corp. .........................            800              61,944
Cincinnati Financial Corp. ..........            800              31,600
MBIA, Inc. ..........................          1,000              55,680
MGIC Investment Corp. ...............            740              53,754
Progressive Corp. ...................            550              74,354
SAFECO Corp. ........................            600              17,700
St. Paul Co., Inc. ..................            900              45,621
                                                           ---------------
                                                                 555,324
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ...........................          1,200              42,000
Marsh & McLennan Co., Inc. ..........          1,200             121,200
                                                           ---------------
                                                                 163,200
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.1%)
Bear Stearns Co., Inc. (The) ........            800              47,176
Charles Schwab Corp. ................          2,700              41,310
Merrill Lynch & Co., Inc. ...........          3,500             207,375
                                                           ---------------
                                                                 295,861
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ............          1,100              50,347
Price (T. Rowe) Associates, Inc. ....            700              26,173
Stilwell Financial, Inc. ............          1,300              43,628
                                                           ---------------
                                                                 120,148
                                                           ---------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. .....................            770              18,503
Mattel, Inc. ........................          1,700              32,164
                                                           ---------------
                                                                  50,667
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. ......................          2,600              79,820
Hilton Hotels Corp. .................          1,700              19,720
Marriott International, Inc. ........          1,300              61,542
                                                           ---------------
                                                                 161,082
                                                           ---------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ...................          1,500              75,075
Deere & Co. .........................            500              18,925
Dover Corp. .........................            400              15,060
Ingersoll-Rand Co. ..................            900              37,080
Timken Co. ..........................            470               7,962
                                                           ---------------
                                                                 154,102
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.7%)
Crane Co. ...........................            300               9,300
Danaher Corp. .......................            600              33,600
Eaton Corp. .........................            400              28,040
Honeywell International Inc. ........          3,000             104,970
Illinois Tool Works, Inc. ...........          1,200              75,960
ITT Industries, Inc. ................            600              26,550
Johnson Controls, Inc. ..............            500              36,235
Minnesota Mining and
 Manufacturing Co. (3M) .............          1,700             193,970
National Service Industries, Inc. ...            330               7,448
Parker-Hannifin Corp. ...............            300              12,732
Textron, Inc. .......................            700              38,528
Thermo Electron Corp. + .............            900              19,818
Tyco International Ltd. .............         12,579             685,556
United Technologies Corp. ...........          1,900             139,194
                                                           ---------------
                                                               1,411,901
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ................            300              15,315
                                                           ---------------
METALS MINING (0.0%)
Freeport-McMoRan Copper & Gold, Inc.
 + ..................................          1,100              12,155
Inco Ltd. ...........................          1,300              22,438
                                                           ---------------
                                                                  34,593
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.3%)
Dynegy Inc. - Class A ...............          1,400              65,100
El Paso Energy Corp. ................          2,199             115,536
Enron Corp. .........................          4,900             240,100
KeySpan Energy Corp. ................            900              32,832
Kinder Morgan, Inc. .................            700              35,175
NICOR, Inc. .........................            400              15,592
NiSource Inc. .......................          1,370              37,442
Peoples Energy Corp. ................            200               8,040
Sempra Energy .......................          1,150              31,441
Williams Co.'s, Inc. (The) ..........          1,900              62,605
                                                           ---------------
                                                                 643,863
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ..................            900              37,908
                                                           ---------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. ...................          1,400              46,900
Halliburton Co. .....................            900              32,040


44 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     ---------------
OIL & GAS - DRILLING & EQUIPMENT (CONTINUED)
Nabors Industries, Inc. + ...........            300       $      11,160
Noble Drilling Corp. + ..............            800              26,200
Rowan Co., Inc. + ...................            500              11,050
Schlumberger Ltd. ...................          1,100              57,915
Transocean Sedco Forex Inc. .........          1,200              49,500
                                                           ---------------
                                                                 234,765
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ............          1,773              95,795
Apache Corp. ........................            600              30,450
Burlington Resources, Inc. ..........          1,400              55,930
Devon Energy Corp. ..................            500              26,250
EOG Resources, Inc. .................            800              28,440
Kerr-McGee Corp. ....................            600              39,762
Unocal Corp. ........................          1,900              64,885
                                                           ---------------
                                                                 341,512
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.0%)
Ashland Oil Inc. ....................            560              22,456
Sunoco, Inc. ........................            600              21,978
Tosco Corp. .........................          1,030              45,371
                                                           ---------------
                                                                  89,805
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ..................            640              51,712
Conoco Inc. - Class B ...............          5,020             145,078
Occidental Petroleum Corp. ..........          2,930              77,909
Phillips Petroleum Co. ..............          1,840             104,880
USX-Marathon Group ..................          2,230              65,807
                                                           ---------------
                                                                 445,386
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.3%)
Chevron Corp. .......................          5,200             470,600
Exxon Mobil Corp. ...................         14,600           1,275,310
Royal Dutch Petroleum Co. ...........         13,800             804,126
Texaco, Inc. ........................          3,300             219,780
                                                           ---------------
                                                               2,769,816
                                                           ---------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. .................            350              12,309
Georgia-Pacific Corp. ...............            900              30,465
International Paper Co. .............          2,000              71,400
Mead Corp. ..........................            400              10,856
Westvaco Corp. ......................            620              15,060
Weyerhaeuser Co. ....................            600              32,982
Willamette Industries, Inc. .........            500              24,750
                                                           ---------------
                                                                 197,822
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ........            200               8,408
Avon Products, Inc. .................          1,100              50,908
Gillette Co. ........................          4,300             124,657
                                                           ---------------
                                                                 183,973
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ...................          1,200              56,016
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + .....................            600              22,680
                                                           ---------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) .........            800              52,920
Meredith Corp. ......................            400              14,324
                                                           ---------------
                                                                  67,244
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ...............            200              11,942
Gannett Co., Inc. ...................          1,200              79,080
New York Times Co. ..................            600              25,200
                                                           ---------------
                                                                 116,222
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ..          1,700              51,289
CSX Corp. ...........................          1,100              39,864
Norfolk Southern Corp. ..............          1,300              26,910
Union Pacific Corp. .................          1,000              54,910
                                                           ---------------
                                                                 172,973
                                                           ---------------

REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc.................................            800              29,824
                                                           ---------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. ............            880              24,552
McDonald's Corp. ....................          5,400             146,124
Starbucks Corp. + ...................          1,600              36,800
Tricon Global Restaurants, Inc. + ...            400              17,560
Wendy's International, Inc. .........            660              16,856
                                                           ---------------
                                                                 241,892
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.2%)
Home Depot, Inc. ....................          9,600             446,880
Lowe's Co., Inc. ....................            700              50,785
Sherwin-Williams Co. ................            700              15,540
                                                           ---------------
                                                                 513,205
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + ................            900              57,168
RadioShack Corp. ....................            700              21,350
                                                           ---------------
                                                                  78,518
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + .            900              38,250
J.C. Penney Co., Inc. ...............            500              13,180
Kohl's Corp. + ......................          1,500              94,095
May Department Stores Co. ...........          1,300              44,538
                                                           ---------------
                                                                 190,063
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. ................          1,500              63,465
Target Corp. ........................          3,700             128,020
Wal-Mart Stores, Inc. ...............          8,500             414,800
                                                           ---------------
                                                                 606,285
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ....................            790              29,625
Bed Bath & Beyond, Inc. + ...........          1,300              39,000
Office Depot, Inc. + ................          1,600              16,608
Staples, Inc. + .....................          1,700              27,183
Tiffany & Co. .......................            700              25,354
Toys "R" Us, Inc. + .................            900              22,275
                                                           ---------------
                                                                 160,045
                                                           ---------------


                                    See Notes to Portfolio of Investments.    45

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL SPECIALITY - APPAREL (0.0%)
Gap, Inc. (The) .....................          1,700        $     49,300
Limited, Inc. (The) .................          1,100              18,172
TJX Companies, Inc. .................          1,200              38,244
                                                           ---------------
                                                                 105,716
                                                           ---------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ...........................          1,700              65,620
Walgreen Co. ........................          4,200             143,430
                                                           ---------------
                                                                 209,050
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.1%)
Albertson's, Inc. ...................          1,800              53,982
Kroger Co. (The) + ..................          3,400              85,000
Safeway, Inc. + .....................          2,100             100,800
                                                           ---------------
                                                                 239,782
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. .........          1,100              35,090
Golden West Financial Corp. .........          1,080              69,379
Washington Mutual Financial Corp. ...          6,720             252,336
                                                           ---------------
                                                                 356,805
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.0%)
Interpublic Group of Co.'s, Inc. ....            600              17,610
Omnicom Group, Inc. .................            400              34,400
TMP Worldwide Inc. + ................            500              29,555
                                                           ---------------
                                                                  81,565
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .....................          1,500              29,250
Convergys Corp. + ...................            300               9,075
H&R Block, Inc. .....................            750              48,412
IMS Health, Inc. ....................          1,300              37,050
                                                           ---------------
                                                                 123,787
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ...........            700              24,220
Electronic Data Systems Corp. .......          2,000             125,000
Sabre Holdings Corp. + ..............            500              25,000
                                                           ---------------
                                                                 174,220
                                                           ---------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. .....          2,600             129,220
Concord EFS, Inc. + .................            940              48,889
First Data Corp. ....................          1,700             109,225
Fiserv, Inc. + ......................            870              55,663
Paychex, Inc. .......................          1,500              60,000
                                                           ---------------
                                                                 402,997
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ...            700              17,423
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ........................            600              17,340
RR Donnelley & Sons Co. .............            850              25,245
                                                           ---------------
                                                                  42,585
                                                           ---------------
STEEL (0.0%)
Allegheny Technologies Inc. .........            440               7,960
Nucor Corp. .........................            400              19,556
Worthington Industries ..............            400               5,440
                                                           ---------------
                                                                  32,956
                                                           ---------------
TELEPHONE (0.7%)
ALLTEL Corp. ........................            600              36,756
BellSouth Corp. .....................          8,100             326,187
SBC Communications, Inc. ............         14,300             572,858
Verizon Communications ..............         11,378             608,723
                                                           ---------------
                                                               1,544,524
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ..........................         14,400             316,800
WorldCom, Inc. ......................          5,600              83,776
                                                           ---------------
                                                                 400,576
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. .................            200              10,090
VF Corp. ............................            600              21,828
                                                           ---------------
                                                                  31,918
                                                           ---------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ..............         14,490             735,367
UST, Inc. ...........................            600              17,316
                                                           ---------------
                                                                 752,683
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ..................            400               7,840
                                                           ---------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ........................            400              20,568
                                                           ---------------
WASTE MANAGEMENT (0.0%)
Allied Waste Industries, Inc. + .....          1,300              24,284
Waste Management, Inc. ..............          2,600              80,132
                                                           ---------------
                                                                 104,416
                                                           ---------------
TOTAL COMMON STOCKS
 (COST $47,135,117)                                           45,263,942
                                                           ---------------
                                         PRINCIPAL
                                          AMOUNT
                                       ---------------
LONG-TERM BONDS AND NOTES (77.3%)
Federal Home Loan Bank,
 Zero Coupon, 12/14/04 ..............  $  30,000,000          25,078,200
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 12/14/04 ..............     25,000,000          20,847,750
Federal National Mortgage Assoc.,
 Zero Coupon, 12/14/04 ..............     40,000,000          33,356,400
U.S. Treasury Strip, Zero Coupon,
 11/15/04............................    102,534,000          87,044,189
                                                           ---------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $163,645,071)                                               166,326,539
                                                           ---------------
SHORT-TERM INVESTMENTS (1.7%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 ....................      3,417,000           3,417,000
U.S. Treasury Bill, 3.84%, 10/04/01 @        300,000             297,225
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $3,714,063)                                             3,714,225
                                                           ---------------


46 See Notes to Portfolio of Investments.

                                                               MARKET
                                                                VALUE
                                                           ---------------
TOTAL INVESTMENTS
 (COST $214,494,251)(a)                                     $215,304,706
OTHER ASSETS LESS LIABILITIES                                    (99,493)
                                                           ---------------
TOTAL NET ASSETS                                            $215,205,213
                                                           ===============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $220,369,281. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:


Unrealized gains..............................           $         --
Unrealized losses.............................            (5,064,575)
                                                ---------------------
 Net unrealized loss..........................           $(5,064,575)
                                                =====================


Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.      11        $3,387,175      Sep 01       $ (90,895)
                                     ===========                 ============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.

    See Notes to Financial Statements.                                        47

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES H

                                          NUMBER OF           MARKET
                                           SHARES              VALUE
                                       ---------------     -------------
COMMON STOCKS (23.2%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ...........................         5,780       $     321,368
General Dynamics Corp. ...............         1,250              97,262
Goodrich (B.F.) Co. ..................           400              15,192
Lockheed Martin Corp. ................         3,020             111,891
Northrop Grumman Corp. ...............           430              34,443
Raytheon Co. .........................         1,100              29,205
                                                           ---------------
                                                                 609,361
                                                           ---------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ...........         2,105              27,365
                                                           ---------------
AIR FREIGHT (0.0%)
FedEx Corp. + ........................           900              36,180
                                                           ---------------
AIRLINES (0.1%)
AMR Corp. + ..........................           500              18,065
Delta Air Lines, Inc. ................           300              13,224
Southwest Airlines Co. ...............         2,500              46,225
                                                           ---------------
                                                                  77,514
                                                           ---------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ..................         1,000              42,020
Alcoa Inc. ...........................         2,784             109,690
                                                           ---------------
                                                                 151,710
                                                           ---------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. .............           300               4,260
Dana Corp. ...........................           600              14,004
Delphi Automotive Systems Corp. ......         1,900              30,267
Genuine Parts Co. ....................           900              28,350
Snap-On, Inc. ........................           260               6,282
TRW, Inc. ............................           500              20,500
Visteon Corp. ........................           485               8,914
                                                           ---------------
                                                                 112,577
                                                           ---------------
AUTOMOBILES (0.3%)
Ford Motor Co. .......................        11,970             293,863
General Motors Corp. .................         1,800             115,830
                                                           ---------------
                                                                 409,693
                                                           ---------------
BANKS - MAJOR REGIONAL (1.0%)
AmSouth Bancorporation ...............         1,800              33,282
Bank of New York Co., Inc. ...........         2,400             115,200
Bank One Corp. .......................         1,900              68,020
BB&T Corp. ...........................         1,300              47,710
Comerica, Inc. .......................           630              36,288
Fifth Third Bancorp ..................         1,894             113,735
Fleet Boston Financial Corp. .........         3,524             139,022
KeyCorp ..............................         1,400              36,470
Mellon Financial Corp. ...............         1,700              78,200
National City Corp. ..................         2,000              61,560
Northern Trust Corp. .................           800              50,000
PNC Financial Services Group .........         1,000              65,790
Regions Financial Corp. ..............         1,000              32,000
SouthTrust Corp. .....................         1,600              41,600
Suntrust Banks, Inc. .................         1,000              64,780
Synovus Financial Corp. ..............         1,200              37,656
U.S. Bancorp .........................         7,174             163,495
Union Planters Corp. .................           700              30,520
Wachovia Corp. .......................           700              49,805
Wells Fargo & Co. ....................         6,300             292,509
                                                           ---------------
                                                               1,557,642
                                                           ---------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. ................         5,700             342,171
First Union Corp. ....................         3,100             108,314
                                                           ---------------
                                                                 450,485
                                                           ---------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. .............         3,000             123,600
Brown-Forman Corp. ...................           300              19,182
Coors (Adolph) Co. ...................           200              10,036
                                                           ---------------
                                                                 152,818
                                                           ---------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) ..................         8,800             396,000
Pepsi Bottling Group, Inc. (The) .....         1,000              40,100
PepsiCo, Inc. ........................         5,100             225,420
                                                           ---------------
                                                                 661,520
                                                           ---------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + ........................         1,700             103,156
Biogen, Inc. + .......................           500              27,180
Chiron Corp. + .......................           400              20,400
MedImmune, Inc. + ....................           700              33,040
                                                           ---------------
                                                                 183,776
                                                           ---------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ..........................         1,000              24,960
                                                           ---------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .....         1,000              45,750
Dow Chemical Co. .....................         1,300              43,225
Du Pont (E.I.) de Nemours ............         3,800             183,312
Eastman Chemical Co. .................           400              19,052
Praxair, Inc. ........................           500              23,500
Rohm & Haas Co. ......................           700              23,030
                                                           ---------------
                                                                 337,869
                                                           ---------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ......................           500              12,895
FMC Corp. + ..........................           170              11,655
PPG Industries Inc. ..................           600              31,542
                                                           ---------------
                                                                  56,092
                                                           ---------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. .........................           500              20,485
Great Lakes Chemical Corp. ...........           200               6,170
International Flavors & Fragrances,
 Inc..................................           550              13,822
Sigma-Aldrich Corp. ..................           400              15,448
                                                           ---------------
                                                                  55,925
                                                           ---------------
COMMUNICATIONS EQUIPMENT (0.2%)
Comverse Technology, Inc. + ..........           700              40,334
Corning, Inc. ........................         3,300              55,143
JDS Uniphase Corp. + .................         4,600              58,650

48 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nortel Networks Corp. ................         5,200       $      47,268
QUALCOMM Inc. + ......................         2,700             157,896
Scientific-Atlanta, Inc. .............           600              24,360
                                                           ---------------
                                                                 383,651
                                                           ---------------
COMPUTERS - HARDWARE (0.8%)
Apple Computer, Inc. + ...............         1,300              30,225
Compaq Computer Corp. ................         6,100              94,489
Dell Computer Corp. + ................         9,000             233,550
Gateway, Inc. + ......................           700              11,515
Hewlett-Packard Co. ..................         3,100              88,660
International Business Machines Corp.          6,200             700,600
Palm, Inc. + .........................         2,100              12,747
Sun Microsystems, Inc. + .............        11,900             187,068
                                                           ---------------
                                                               1,358,854
                                                           ---------------
COMPUTERS - NETWORKING (0.3%)
Avaya Inc. + .........................         1,200              16,440
Cisco Systems, Inc. + ................        25,500             464,100
Network Appliance, Inc. + ............         1,400              19,180
                                                           ---------------
                                                                 499,720
                                                           ---------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. ............................         7,700             223,685
Lexmark International Group, Inc. + ..           500              33,625
                                                           ---------------
                                                                 257,310
                                                           ---------------
COMPUTERS SOFTWARE/SERVICES (1.4%)
Adobe Systems, Inc. ..................           800              37,600
Autodesk, Inc. .......................           200               7,460
BMC Software, Inc. + .................           700              15,778
Citrix Systems, Inc. + ...............           700              24,430
Computer Associates International,
 Inc..................................         3,800             136,800
Intuit Inc. + ........................           700              27,993
Mercury Interactive Corp. + ..........           430              25,757
Microsoft Corp. + ....................        18,800           1,364,880
Novell, Inc. + .......................         1,350               7,681
Oracle Corp. + .......................        19,700             374,300
PeopleSoft, Inc. + ...................         1,300              63,999
Siebel Systems, Inc. + ...............         1,400              65,660
VERITAS Software Corp. + .............         1,300              86,489
                                                           ---------------
                                                               2,238,827
                                                           ---------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. .................           400              21,500
                                                           ---------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. ..........           700              42,000
Countrywide Credit Industries, Inc. ..           300              13,764
Household International, Inc. ........         1,620             108,054
MBNA Corp. ...........................         2,750              90,613
Providian Financial Corp. ............           900              53,280
                                                           ---------------
                                                                 307,711
                                                           ---------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ...........................           140               6,658
                                                           ---------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ......................           360              14,461
Pactiv Corp. + .......................           960              12,864
Temple-Inland Inc. ...................           100               5,329
                                                           ---------------
                                                                  32,654
                                                           ---------------
DISTRIBUTORS - FOOD & HEALTH (0.1%)
Cardinal Health, Inc. ................         1,550             106,950
McKesson HBOC, Inc. ..................           800              29,696
SUPERVALU, Inc. ......................           900              15,795
Sysco Corp. ..........................         2,400              65,160
                                                           ---------------
                                                                 217,601
                                                           ---------------
ELECTRIC COMPANIES (0.8%)
Allegheny Energy, Inc. ...............           670              32,327
Ameren Corp. .........................           760              32,452
American Electric Power Co., Inc. ....         1,100              50,787
Cinergy Corp. ........................           800              27,960
CMS Energy Corp. .....................           750              20,888
Consolidated Edison, Inc. ............           800              31,840
Constellation Energy Group ...........           900              38,340
Dominion Resources, Inc. .............         1,700             102,221
DTE Energy Co. .......................           770              35,759
Duke Energy Corp. ....................         4,200             163,842
Entergy Corp. ........................         1,310              50,291
Exelon Corp. .........................         2,137             137,024
FirstEnergy Corp. ....................         1,320              42,451
FPL Group, Inc. ......................         1,000              60,210
GPU, Inc. ............................           690              24,254
Mirant Corp. + .......................         1,574              54,146
Pinnacle West Capital Corp. ..........           520              24,648
PPL Corp. ............................           830              45,650
Progress Energy, Inc. ................         1,100              49,412
Public Service Enterprise Group, Inc.          1,100              53,790
Reliant Energy Inc. ..................         1,600              51,536
Southern Co. .........................         3,700              86,025
TXU Corp. ............................         1,400              67,466
Xcel Energy, Inc. ....................         2,065              58,749
                                                           ---------------
                                                               1,342,068
                                                           ---------------
ELECTRICAL EQUIPMENT (1.1%)
Cooper Industries, Inc. ..............           300              11,877
Emerson Electric Co. .................         1,600              96,800
General Electric Co. .................        34,500           1,681,875
Power-One, Inc. + ....................           330               5,491
Rockwell International Corp. .........           700              26,684
                                                           ---------------
                                                               1,822,727
                                                           ---------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. ................           600              24,696
                                                           ---------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + .........         1,500              48,750
PerkinElmer, Inc. ....................           500              13,765
Tektronix, Inc. + ....................           460              12,489
                                                           ---------------
                                                                  75,004
                                                           ---------------
ELECTRONICS - SEMICONDUCTORS (0.6%)
Advanced Micro Devices, Inc. + .......         1,300              37,544


    See Notes to Portfolio of Investments.                                    49

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Analog Devices, Inc. + ...............           600       $      25,950
Applied Micro Circuits Corp. + .......         1,300              22,360
Broadcom Corp. - Class A + ...........         1,000              42,760
Intel Corp. ..........................        23,800             696,150
Linear Technology Corp. ..............           500              22,110
Maxim Integrated Products, Inc. + ....         1,000              44,210
Micron Technology, Inc. + ............         1,000              41,100
Texas Instruments, Inc. ..............         2,800              88,200
Vitesse Semiconductor Corp. + ........           300               6,312
Xilinx, Inc. + .......................           500              20,620
                                                           ---------------
                                                               1,047,316
                                                           ---------------
ENTERTAINMENT (0.8%)
AOL Time Warner Inc. + ...............        15,200             805,600
Viacom, Inc. - Class B + .............         6,200             320,850
Walt Disney Co. (The) ................         3,400              98,226
                                                           ---------------
                                                               1,224,676
                                                           ---------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + .............           500              28,395
                                                           ---------------
FINANCIAL - DIVERSIFIED (1.7%)
Ambac Financial Group, Inc. ..........           590              34,338
American Express Co. .................         4,700             182,360
Citigroup Inc. .......................        17,559             927,818
Fannie Mae ...........................         6,840             582,426
Freddie Mac ..........................         4,800             336,000
J.P. Morgan Chase & Co. ..............         6,980             311,308
Moody's Corp. ........................           800              26,800
Morgan Stanley Dean Witter & Co. .....         4,000             256,920
State Street Corp. ...................         1,200              59,388
USA Education Inc. ...................           600              43,800
                                                           ---------------
                                                               2,761,158
                                                           ---------------
FOODS (0.3%)
Campbell Soup Co. ....................         1,400              36,050
ConAgra Foods, Inc. ..................         1,800              35,658
General Mills, Inc. ..................         1,000              43,780
Heinz (H.J.) Co. .....................         1,300              53,157
Hershey Foods Corp. ..................           500              30,855
Kellogg Co. ..........................         1,400              40,600
Quaker Oats Co. ......................           500              45,625
Ralston Purina Group .................         1,300              39,026
Sara Lee Corp. .......................         2,700              51,138
Unilever NV ..........................         1,000              59,570
Wrigley (Wm.) Jr. Co. ................           400              18,740
                                                           ---------------
                                                                 454,199
                                                           ---------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B .................         1,000              41,990
                                                           ---------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .......           640              22,592
                                                           ---------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ...................         1,200              18,180
Placer Dome, Inc. ....................         1,100              10,780
                                                           ---------------
                                                                  28,960
                                                           ---------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. .................           280              11,049
Stanley Works (The) ..................           300              12,564
                                                           ---------------
                                                                  23,613
                                                           ---------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.4%)
Allergan, Inc. .......................           460              39,330
Eli Lilly & Co. ......................         4,100             303,400
Forest Laboratories, Inc. - Class A +            700              49,700
King Pharmaceuticals, Inc. + .........           800              43,000
Merck & Co., Inc. ....................         8,100             517,671
Pfizer, Inc. .........................        22,175             888,109
Pharmacia Corp. ......................         4,588             210,818
Schering-Plough Corp. ................         5,300             192,072
                                                           ---------------
                                                               2,244,100
                                                           ---------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. .............         1,800              81,342
Tenet Healthcare Corp. + .............         1,210              62,424
                                                           ---------------
                                                                 143,766
                                                           ---------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ...................           800              25,400
                                                           ---------------
HEALTH CARE - MANAGED CARE (0.2%)
CIGNA Corp. ..........................           870              83,363
UnitedHealth Group Inc. ..............         2,040             125,970
Wellpoint Health Networks, Inc. + ....           350              32,984
                                                           ---------------
                                                                 242,317
                                                           ---------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.3%)
Applera Corp. ........................           700              18,725
Bard (C.R.) Inc. .....................           280              15,946
Baxter International, Inc. ...........         2,220             108,780
Becton, Dickinson & Co. ..............           800              28,632
Biomet, Inc. .........................         1,050              50,463
Boston Scientific Corp. + ............         1,400              23,800
Guidant Corp. ........................           700              25,200
Medtronic, Inc. ......................         4,300             197,843
St. Jude Medical, Inc. + .............           470              28,200
Stryker Corp. ........................           700              38,395
                                                           ---------------
                                                                 535,984
                                                           ---------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ..................         1,700              27,149
                                                           ---------------
HEALTH CARE DIVERSIFIED (0.8%)
Abbott Laboratories ..................         5,500             264,055
American Home Products Corp. .........         2,200             128,568
Bristol-Myers Squibb Co. .............         6,900             360,870
Johnson & Johnson ....................        11,062             553,110
                                                           ---------------
                                                               1,306,603
                                                           ---------------
HOMEBUILDING (0.0%)
KB HOME ..............................           190               5,732
Pulte Homes, Inc. ....................           190               8,100
                                                           ---------------
                                                                  13,832
                                                           ---------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. .........................           380              11,119


50 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOUSEHOLD FURNISHINGS & APPLIANCES (CONTINUED)
Whirlpool Corp. ......................           300       $      18,750
                                                           ---------------
                                                                  29,869
                                                           ---------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Clorox Co. ...........................           800              27,080
Colgate-Palmolive Co. ................         1,900             112,081
Kimberly-Clark Corp. .................         1,900             106,210
Procter & Gamble Co. .................         4,600             293,480
                                                           ---------------
                                                                 538,851
                                                           ---------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. .................           500              19,180
Tupperware Corp. .....................           260               6,092
                                                           ---------------
                                                                  25,272
                                                           ---------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ..........................         3,680             115,883
American General Corp. ...............         2,770             128,666
Conseco, Inc. ........................         1,300              17,745
Jefferson-Pilot Corp. ................           600              28,992
Lincoln National Corp. ...............         1,170              60,548
MetLife, Inc. ........................         2,700              83,646
Torchmark Corp. ......................           600              24,126
UnumProvident Corp. ..................         1,200              38,544
                                                           ---------------
                                                                 498,150
                                                           ---------------
INSURANCE - MULTI-LINE (0.5%)
American International Group, Inc. ...         8,200             705,200
Hartford Financial Services Group,
 Inc..................................         1,550             106,020
Loews Corp. ..........................         1,100              70,873
                                                           ---------------
                                                                 882,093
                                                           ---------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) .................         4,060             178,600
Chubb Corp. ..........................           600              46,458
Cincinnati Financial Corp. ...........           600              23,700
MBIA, Inc. ...........................           750              41,760
MGIC Investment Corp. ................           620              45,037
Progressive Corp. ....................           460              62,187
SAFECO Corp. .........................           500              14,750
St. Paul Co., Inc. ...................           800              40,552
                                                           ---------------
                                                                 453,044
                                                           ---------------
INSURANCE BROKERS (0.1%)
Aon Corp. ............................           800              28,000
Marsh & McLennan Co., Inc. ...........           900              90,900
                                                           ---------------
                                                                 118,900
                                                           ---------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) .........           670              39,510
Charles Schwab Corp. .................         2,200              33,660
Merrill Lynch & Co., Inc. ............         2,900             171,825
                                                           ---------------
                                                                 244,995
                                                           ---------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. .............           900              41,193
Price (T. Rowe) Associates, Inc. .....           400              14,956
Stilwell Financial, Inc. .............           800              26,848
                                                           ---------------
                                                                  82,997
                                                           ---------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. ......................           630              15,139
Mattel, Inc. .........................         1,300              24,596
                                                           ---------------
                                                                  39,735
                                                           ---------------
LODGING - HOTELS (0.1%)
Carnival Corp. .......................         1,800              55,260
Hilton Hotels Corp. ..................         1,700              19,720
Marriott International, Inc. .........           800              37,872
                                                           ---------------
                                                                 112,852
                                                           ---------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ....................         1,200              60,060
Deere & Co. ..........................           400              15,140
Dover Corp. ..........................           300              11,295
Ingersoll-Rand Co. ...................           800              32,960
Timken Co. ...........................           400               6,776
                                                           ---------------
                                                                 126,231
                                                           ---------------
MANUFACTURING - DIVERSIFIED (0.7%)
Danaher Corp. ........................           500              28,000
Eaton Corp. ..........................           200              14,020
Honeywell International Inc. .........         2,600              90,974
Illinois Tool Works, Inc. ............         1,100              69,630
ITT Industries, Inc. .................           400              17,700
Johnson Controls, Inc. ...............           400              28,988
Minnesota Mining and
 Manufacturing Co. (3M) ..............         1,300             148,330
National Service Industries, Inc. ....           270               6,094
Parker-Hannifin Corp. ................           200               8,488
Textron, Inc. ........................           500              27,520
Thermo Electron Corp. + ..............         1,000              22,020
Tyco International Ltd. ..............        10,471             570,669
United Technologies Corp. ............         1,600             117,216
                                                           ---------------
                                                               1,149,649
                                                           ---------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. .................           400              20,420
                                                           ---------------
METALS MINING (0.0%)
Inco Ltd. ............................           900              15,534
                                                           ---------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.3%)
Dynegy Inc. - Class A ................         1,200              55,800
El Paso Energy Corp. .................         1,776              93,311
Enron Corp. ..........................         4,100             200,900
KeySpan Energy Corp. .................           700              25,536
Kinder Morgan, Inc. ..................           400              20,100
NICOR, Inc. ..........................           330              12,863
NiSource Inc. ........................         1,100              30,063
Peoples Energy Corp. .................           170               6,834
Sempra Energy ........................           890              24,333
Williams Co.'s, Inc. (The) ...........         1,600              52,720
                                                           ---------------
                                                                 522,460
                                                           ---------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ...................           700              29,484
                                                           ---------------


    See Notes to Portfolio of Investments.                                    51

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. ....................         1,100       $      36,850
Halliburton Co. ......................           700              24,920
Nabors Industries, Inc. + ............           500              18,600
Noble Drilling Corp. + ...............           700              22,925
Rowan Co., Inc. + ....................           470              10,387
Schlumberger Ltd. ....................         1,000              52,650
Transocean Sedco Forex Inc. ..........         1,100              45,375
                                                           ---------------
                                                                 211,707
                                                           ---------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. .............         1,453              78,506
Apache Corp. .........................           700              35,525
Burlington Resources, Inc. ...........           900              35,955
Devon Energy Corp. ...................           500              26,250
EOG Resources, Inc. ..................           680              24,174
Kerr-McGee Corp. .....................           500              33,135
Unocal Corp. .........................         1,200              40,980
                                                           ---------------
                                                                 274,525
                                                           ---------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .....................           460              18,446
Sunoco, Inc. .........................           500              18,315
Tosco Corp. ..........................           850              37,443
                                                           ---------------
                                                                  74,204
                                                           ---------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ...................           530              42,824
Conoco Inc. - Class B ................         4,330             125,137
Occidental Petroleum Corp. ...........         2,180              57,966
Phillips Petroleum Co. ...............         1,820             103,740
USX-Marathon Group ...................         1,830              54,003
                                                           ---------------
                                                                 383,670
                                                           ---------------
OIL - INTERNATIONAL INTEGRATED (1.4%)
Chevron Corp. ........................         4,300             389,150
Exxon Mobil Corp. ....................        12,200           1,065,670
Royal Dutch Petroleum Co. ............        11,500             670,105
Texaco, Inc. .........................         3,000             199,800
                                                           ---------------
                                                               2,324,725
                                                           ---------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ..................           390              13,716
Georgia-Pacific Corp. ................           800              27,080
International Paper Co. ..............         1,600              57,120
Mead Corp. ...........................           200               5,428
Westvaco Corp. .......................           510              12,388
Weyerhaeuser Co. .....................           800              43,976
Willamette Industries, Inc. ..........           600              29,700
                                                           ---------------
                                                                 189,408
                                                           ---------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B .........           180               7,567
Avon Products, Inc. ..................           900              41,652
Gillette Co. .........................         3,600             104,364
                                                           ---------------
                                                                 153,583
                                                           ---------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ....................         1,000              46,680
                                                           ---------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + ......................           500              18,900
                                                           ---------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) ..........           700              46,305
Meredith Corp. .......................           300              10,743
                                                           ---------------
                                                                  57,048
                                                           ---------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ................           200              11,942
Gannett Co., Inc. ....................           900              59,310
New York Times Co. ...................           300              12,600
                                                           ---------------
                                                                  83,852
                                                           ---------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ...         1,300              39,221
CSX Corp. ............................           900              32,616
Norfolk Southern Corp. ...............           900              18,630
Union Pacific Corp. ..................           900              49,419
                                                           ---------------
                                                                 139,886
                                                           ---------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc..................................           600              22,368
                                                           ---------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. .............           720              20,088
McDonald's Corp. .....................         4,600             124,476
Starbucks Corp. + ....................         1,800              41,400
Tricon Global Restaurants, Inc. + ....           500              21,950
Wendy's International, Inc. ..........           570              14,558
                                                           ---------------
                                                                 222,472
                                                           ---------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. .....................         8,000             372,400
Lowe's Co., Inc. .....................           600              43,530
Sherwin-Williams Co. .................           600              13,320
                                                           ---------------
                                                                 429,250
                                                           ---------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + .................           700              44,464
RadioShack Corp. .....................           600              18,300
                                                           ---------------
                                                                  62,764
                                                           ---------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ..           700              29,750
J.C. Penney Co., Inc. ................         1,000              26,360
Kohl's Corp. + .......................         1,100              69,003
May Department Stores Co. ............         1,000              34,260
                                                           ---------------
                                                                 159,373
                                                           ---------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. .................         1,100              46,541
Target Corp. .........................         3,100             107,260
Wal-Mart Stores, Inc. ................         7,000             341,600
                                                           ---------------
                                                                 495,401
                                                           ---------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .....................           500              18,750
Bed Bath & Beyond, Inc. + ............         1,100              33,000
Office Depot, Inc. + .................         2,050              21,279
Staples, Inc. + ......................         1,300              20,787
Tiffany & Co. ........................           600              21,732


52 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - SPECIALTY (CONTINUED)
Toys "R" Us, Inc. + ..................           700        $     17,325
                                                           ---------------
                                                                 132,873
                                                           ---------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) ......................         1,400              40,600
Limited, Inc. (The) ..................           900              14,868
TJX Companies, Inc. ..................           900              28,683
                                                           ---------------
                                                                  84,151
                                                           ---------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ............................         1,300              50,180
Walgreen Co. .........................         3,300             112,695
                                                           ---------------
                                                                 162,875
                                                           ---------------
RETAIL STORES - FOOD CHAINS (0.1%)
Albertson's, Inc. ....................         1,400              41,986
Kroger Co. (The) + ...................         2,700              67,500
Safeway, Inc. + ......................         1,600              76,800
Winn-Dixie Stores, Inc. ..............           500              13,065
                                                           ---------------
                                                                 199,351
                                                           ---------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ..........           895              28,551
Golden West Financial Corp. ..........           980              62,955
Washington Mutual Financial Corp. ....         5,675             213,096
                                                           ---------------
                                                                 304,602
                                                           ---------------
SERVICES - ADVERTISING/MARKETING (0.0%)
Interpublic Group of Co.'s, Inc. .....           500              14,675
Omnicom Group, Inc. ..................           300              25,800
TMP Worldwide Inc. + .................           400              23,644
                                                           ---------------
                                                                  64,119
                                                           ---------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ......................         1,300              25,350
Convergys Corp. + ....................           300               9,075
H&R Block, Inc. ......................           620              40,021
IMS Health, Inc. .....................         1,000              28,500
                                                           ---------------
                                                                 102,946
                                                           ---------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ............           500              17,300
Electronic Data Systems Corp. ........         1,500              93,750
Sabre Holdings Corp. + ...............           400              20,000
                                                           ---------------
                                                                 131,050
                                                           ---------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. ......         2,000              99,400
Concord EFS, Inc. + ..................           790              41,088
First Data Corp. .....................         1,300              83,525
Fiserv, Inc. + .......................           720              46,065
Paychex, Inc. ........................         1,250              50,000
                                                           ---------------
                                                                 320,078
                                                           ---------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ....           330               8,214
                                                           ---------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. .........................           500              14,450
RR Donnelley & Sons Co. ..............           700              20,790
                                                           ---------------
                                                                  35,240
                                                           ---------------
STEEL (0.0%)
Nucor Corp. ..........................           340              16,623
Worthington Industries ...............           400               5,440
                                                           ---------------
                                                                  22,063
                                                           ---------------
TELEPHONE (0.8%)
ALLTEL Corp. .........................           500              30,630
BellSouth Corp. ......................         6,600             265,782
SBC Communications, Inc. .............        12,000             480,720
Verizon Communications ...............         9,536             510,176
                                                           ---------------
                                                               1,287,308
                                                           ---------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ...........................        11,700             257,400
WorldCom, Inc. + .....................         4,700              70,312
                                                           ---------------
                                                                 327,712
                                                           ---------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ..................           270              13,622
VF Corp. .............................           400              14,552
                                                           ---------------
                                                                  28,174
                                                           ---------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ...............        12,150             616,612
UST, Inc. ............................           600              17,316
                                                           ---------------
                                                                 633,928
                                                           ---------------
TRUCKERS (0.0%)
Ryder System, Inc. ...................           330               6,468
                                                           ---------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. .........................           280              14,398
                                                           ---------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + ......         1,100              20,548
Waste Management, Inc. ...............         2,000              61,640
                                                           ---------------
                                                                  82,188
                                                           ---------------
TOTAL COMMON STOCKS
 (COST $39,281,041)                                           37,854,608
                                                           ---------------
                                          PRINCIPAL
                                            AMOUNT
                                        --------------
LONG-TERM BONDS AND NOTES (75.8%)
Federal Home Loan Bank,
 Zero Coupon, 12/14/04 ...............  $ 10,000,000           8,359,400
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 01/15/05 ........    13,022,000          10,702,157
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 02/07/05 ........     5,005,000           4,095,321
Federal National Mortgage Assoc. -
 Strip, Zero Coupon, 02/15/05 ........     5,588,000           4,644,131
FICO Strip, Zero Coupon, 02/08/05 ....     5,311,000           4,364,845
Freddie Mac, Zero Coupon, 01/15/05 ...    30,080,000          24,764,263
Resolution Funding Corp. Strip,
 Zero Coupon, 01/15/05 ...............    11,372,000           9,525,187
U.S. Treasury Strip, Zero Coupon,
 02/15/05.............................    68,279,000          57,379,183
                                                           ---------------
TOTAL LONG-TERM BONDS AND NOTES (COST                        123,834,487
 $120,913,729)                                             ---------------


    See Notes to Portfolio of Investments.                                    53

                                          PRINCIPAL            MARKET
                                            AMOUNT              VALUE
                                        --------------     ---------------
SHORT-TERM INVESTMENTS (1.1%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 .....................  $  1,609,000       $   1,609,000
U.S. Treasury Bill, 3.84%, 10/04/01 @        200,000             198,150
                                                           ---------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,807,037)                                             1,807,150
                                                           ---------------
TOTAL INVESTMENTS
 (COST $162,001,807)(a)                                      163,496,245
OTHER ASSETS LESS LIABILITIES                                    (84,517)
                                                           ---------------
TOTAL NET ASSETS                                           $ 163,411,728
                                                           ===============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $165,961,127. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains..............................           $         --
Unrealized losses.............................            (2,464,882)
                                                ---------------------
 Net unrealized loss..........................           $(2,464,882)
                                                =====================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       5        $1,539,625      Sep 01       $  (30,637)
                                     ===========                 =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


54 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES I

                                            NUMBER OF           MARKET
                                             SHARES             VALUE
                                          --------------     -------------
COMMON STOCKS (23.5%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. .............................         3,190       $   177,364
General Dynamics Corp. .................           690            53,689
Goodrich (B.F.) Co. ....................           200             7,596
Lockheed Martin Corp. ..................         1,660            61,503
Northrop Grumman Corp. .................           230            18,423
Raytheon Co. ...........................           600            15,930
                                                             -------------
                                                                 334,505
                                                             -------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .............         1,275            16,575
                                                             -------------
AIR FREIGHT (0.0%)
FedEx Corp. + ..........................           500            20,100
                                                             -------------
AIRLINES (0.1%)
AMR Corp. + ............................           300            10,839
Delta Air Lines, Inc. ..................           200             8,816
Southwest Airlines Co. .................         1,300            24,037
                                                             -------------
                                                                  43,692
                                                             -------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ....................           500            21,010
Alcoa Inc. .............................         1,500            59,100
                                                             -------------
                                                                  80,110
                                                             -------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ...............           100             1,420
Delphi Automotive Systems Corp. ........         1,000            15,930
Genuine Parts Co. ......................           300             9,450
Snap-On, Inc. ..........................           150             3,624
TRW, Inc. ..............................           300            12,300
Visteon Corp. ..........................           411             7,554
                                                             -------------
                                                                  50,278
                                                             -------------
AUTOMOBILES (0.3%)
Ford Motor Co. .........................         7,120           174,796
General Motors Corp. ...................         1,100            70,785
                                                             -------------
                                                                 245,581
                                                             -------------
BANKS - MAJOR REGIONAL (1.0%)
AmSouth Bancorporation .................         1,000            18,490
Bank of New York Co., Inc. .............         1,500            72,000
Bank One Corp. .........................         1,100            39,380
BB&T Corp. .............................           700            25,690
Comerica, Inc. .........................           300            17,280
Fifth Third Bancorp ....................         1,146            68,817
Fleet Boston Financial Corp. ...........         1,912            75,428
KeyCorp ................................           900            23,445
Mellon Financial Corp. .................         1,000            46,000
National City Corp. ....................         1,100            33,858
Northern Trust Corp. ...................           400            25,000
PNC Financial Services Group ...........           600            39,474
Regions Financial Corp. ................           600            19,200
SouthTrust Corp. .......................           690            17,940
Suntrust Banks, Inc. ...................           500            32,390
Synovus Financial Corp. ................           700            21,966
U.S. Bancorp ...........................         3,830            87,286
Union Planters Corp. ...................           400            17,440
Wachovia Corp. .........................           400            28,460
Wells Fargo & Co. ......................         3,400           157,862
                                                             -------------
                                                                 867,406
                                                             -------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. ..................         3,200           192,096
First Union Corp. ......................         1,700            59,398
                                                             -------------
                                                                 251,494
                                                             -------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ...............         1,600            65,920
Brown-Forman Corp. .....................           200            12,788
Coors (Adolph) Co. .....................           110             5,520
                                                             -------------
                                                                  84,228
                                                             -------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) ....................         4,900           220,500
Pepsi Bottling Group, Inc. (The) .......           600            24,060
PepsiCo, Inc. ..........................         2,900           128,180
                                                             -------------
                                                                 372,740
                                                             -------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + ..........................         1,000            60,680
Biogen, Inc. + .........................           300            16,308
Chiron Corp. + .........................           400            20,400
MedImmune, Inc. + ......................           400            18,880
                                                             -------------
                                                                 116,268
                                                             -------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ............................           500            12,480
                                                             -------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. .......           500            22,875
Dow Chemical Co. .......................           700            23,275
Du Pont (E.I.) de Nemours ..............         2,100           101,304
Eastman Chemical Co. ...................           240            11,431
Praxair, Inc. ..........................           300            14,100
Rohm & Haas Co. ........................           400            13,160
                                                             -------------
                                                                 186,145
                                                             -------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. ........................           300             7,737
FMC Corp. + ............................           100             6,856
PPG Industries Inc. ....................           200            10,514
                                                             -------------
                                                                  25,107
                                                             -------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ...........................           300            12,291
International Flavors & Fragrances, Inc.           300             7,539
Sigma-Aldrich Corp. ....................           200             7,724
                                                             -------------
                                                                  27,554
                                                             -------------
COMMUNICATIONS EQUIPMENT (0.2%)
Comverse Technology, Inc. + ............           400            23,048
Corning, Inc. ..........................         1,760            29,410
JDS Uniphase Corp. + ...................         2,500            31,875
Nortel Networks Corp. ..................         2,900            26,361
QUALCOMM Inc. + ........................         1,500            87,720


    See Notes to Portfolio of Investments.                                    55

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc. ...............           300       $    12,180
                                                             -------------
                                                                 210,594
                                                             -------------
COMPUTERS - HARDWARE (0.8%)
Apple Computer, Inc. + .................           700            16,275
Compaq Computer Corp. ..................         3,300            51,117
Dell Computer Corp. + ..................         5,000           129,750
Gateway, Inc. + ........................           500             8,225
Hewlett-Packard Co. ....................         1,700            48,620
International Business Machines Corp. ..         3,400           384,200
NCR Corp. + ............................           200             9,400
Palm, Inc. + ...........................         1,100             6,677
Sun Microsystems, Inc. + ...............         6,400           100,608
                                                             -------------
                                                                 754,872
                                                             -------------
COMPUTERS - NETWORKING (0.3%)
Avaya Inc. + ...........................           700             9,590
Cisco Systems, Inc. + ..................        14,200           258,440
Network Appliance, Inc. + ..............           800            10,960
                                                             -------------
                                                                 278,990
                                                             -------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. ..............................         4,300           124,915
Lexmark International Group, Inc. + ....           300            20,175
                                                             -------------
                                                                 145,090
                                                             -------------
COMPUTERS SOFTWARE/SERVICES (1.4%)
Adobe Systems, Inc. ....................           400            18,800
Autodesk, Inc. .........................           200             7,460
BMC Software, Inc. + ...................           600            13,524
Citrix Systems, Inc. + .................           400            13,960
Computer Associates International, Inc.          2,100            75,600
Intuit Inc. + ..........................           400            15,996
Mercury Interactive Corp. + ............           190            11,381
Microsoft Corp. + ......................        10,400           755,040
Novell, Inc. + .........................           730             4,154
Oracle Corp. + .........................        11,000           209,000
PeopleSoft, Inc. + .....................           600            29,538
Siebel Systems, Inc. + .................           800            37,520
VERITAS Software Corp. + ...............           700            46,571
                                                             -------------
                                                               1,238,544
                                                             -------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................           200            10,750
                                                             -------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. ............           400            24,000
Countrywide Credit Industries, Inc. ....           100             4,588
Household International, Inc. ..........           980            65,366
MBNA Corp. .............................         1,470            48,436
Providian Financial Corp. ..............           500            29,600
                                                             -------------
                                                                 171,990
                                                             -------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................            80             3,805
                                                             -------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ........................           200             8,034
Pactiv Corp. + .........................           510             6,834
Temple-Inland Inc. .....................           150             7,994
                                                             -------------
                                                                  22,862
                                                             -------------
DISTRIBUTORS - FOOD & HEALTH (0.1%)
Cardinal Health, Inc. ..................           850            58,650
McKesson HBOC, Inc. ....................           500            18,560
SUPERVALU, Inc. ........................           490             8,600
Sysco Corp. ............................         1,400            38,010
                                                             -------------
                                                                 123,820
                                                             -------------
ELECTRIC COMPANIES (0.8%)
Allegheny Energy, Inc. .................           360            17,370
Ameren Corp. ...........................           300            12,810
American Electric Power Co., Inc. ......           640            29,549
Cinergy Corp. ..........................           500            17,475
CMS Energy Corp. .......................           400            11,140
Consolidated Edison, Inc. ..............           400            15,920
Constellation Energy Group .............           400            17,040
Dominion Resources, Inc. ...............           900            54,117
DTE Energy Co. .........................           420            19,505
Duke Energy Corp. ......................         2,200            85,822
Entergy Corp. ..........................           700            26,873
Exelon Corp. ...........................         1,165            74,700
FirstEnergy Corp. ......................           710            22,834
FPL Group, Inc. ........................           640            38,534
GPU, Inc. ..............................           370            13,005
Mirant Corp. + .........................           977            33,609
Pinnacle West Capital Corp. ............           280            13,272
PPL Corp. ..............................           450            24,750
Progress Energy, Inc. ..................           700            31,444
Public Service Enterprise Group, Inc. ..           600            29,340
Reliant Energy Inc. ....................         1,050            33,820
Southern Co. ...........................         2,000            46,500
TXU Corp. ..............................           600            28,914
Xcel Energy, Inc. ......................         1,075            30,584
                                                             -------------
                                                                 728,927
                                                             -------------
ELECTRICAL EQUIPMENT (1.1%)
Cooper Industries, Inc. ................           200             7,918
Emerson Electric Co. ...................           900            54,450
General Electric Co. ...................        19,200           936,000
Power-One, Inc. + ......................           180             2,995
Rockwell International Corp. ...........           400            15,248
                                                             -------------
                                                               1,016,611
                                                             -------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ...........           900            29,250
PerkinElmer, Inc. ......................           280             7,708
Tektronix, Inc. + ......................           250             6,788
                                                             -------------
                                                                  43,746
                                                             -------------
ELECTRONICS - SEMICONDUCTORS (0.7%)
Advanced Micro Devices, Inc. + .........           700            20,216
Analog Devices, Inc. + .................           400            17,300
Applied Micro Circuits Corp. + .........           700            12,040
Broadcom Corp. - Class A + .............           600            25,656


56 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
Intel Corp. ............................        13,300       $   389,025
Linear Technology Corp. ................           300            13,266
Maxim Integrated Products, Inc. + ......           500            22,105
Micron Technology, Inc. + ..............           600            24,660
QLogic Corp. + .........................           200            12,890
Texas Instruments, Inc. ................         1,600            50,400
Vitesse Semiconductor Corp. + ..........           200             4,208
Xilinx, Inc. + .........................           300            12,372
                                                             -------------
                                                                 604,138
                                                             -------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ............................           200             9,030
                                                             -------------
ENTERTAINMENT (0.8%)
AOL Time Warner Inc. + .................         8,550           453,150
Viacom, Inc. - Class B + ...............         3,400           175,950
Walt Disney Co. (The) ..................         1,900            54,891
                                                             -------------
                                                                 683,991
                                                             -------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
KLA-Tencor Corp. + .....................           200            11,694
Novellus Systems, Inc. + ...............           300            17,037
                                                             -------------
                                                                  28,731
                                                             -------------
FINANCIAL - DIVERSIFIED (1.7%)
Ambac Financial Group, Inc. ............           320            18,624
American Express Co. ...................         2,600           100,880
Citigroup Inc. .........................         9,819           518,836
Fannie Mae .............................         3,840           326,976
Freddie Mac ............................         2,700           189,000
J.P. Morgan Chase & Co. ................         3,750           167,250
Moody's Corp. ..........................           490            16,415
Morgan Stanley Dean Witter & Co. .......         2,200           141,306
State Street Corp. .....................           600            29,694
USA Education Inc. .....................           400            29,200
                                                             -------------
                                                               1,538,181
                                                             -------------
FOODS (0.3%)
Campbell Soup Co. ......................           700            18,025
ConAgra Foods, Inc. ....................         1,000            19,810
General Mills, Inc. ....................           500            21,890
Heinz (H.J.) Co. .......................           700            28,623
Hershey Foods Corp. ....................           300            18,513
Kellogg Co. ............................           700            20,300
Quaker Oats Co. ........................           300            27,375
Ralston Purina Group ...................           800            24,016
Sara Lee Corp. .........................         1,500            28,410
Unilever NV ............................           600            35,742
Wrigley (Wm.) Jr. Co. ..................           300            14,055
                                                             -------------
                                                                 256,759
                                                             -------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ...................           500            20,995
Reebok International Ltd. + ............           140             4,473
                                                             -------------
                                                                  25,468
                                                             -------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........           340            12,002
                                                             -------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. .....................           700            10,605
Placer Dome, Inc. ......................         1,030            10,094
                                                             -------------
                                                                  20,699
                                                             -------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................           160             6,314
Stanley Works (The) ....................           300            12,564
                                                             -------------
                                                                  18,878
                                                             -------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.4%)
Allergan, Inc. .........................           280            23,940
Eli Lilly & Co. ........................         2,200           162,800
Forest Laboratories, Inc. - Class A + ..           400            28,400
King Pharmaceuticals, Inc. + ...........           300            16,125
Merck & Co., Inc. ......................         4,500           287,595
Pfizer, Inc. ...........................        12,350           494,617
Pharmacia Corp. ........................         2,500           114,875
Schering-Plough Corp. ..................         2,900           105,096
                                                             -------------
                                                               1,233,448
                                                             -------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ...............         1,000            45,190
Tenet Healthcare Corp. + ...............           630            32,502
                                                             -------------
                                                                  77,692
                                                             -------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + .....................           500            15,875
                                                             -------------
HEALTH CARE - MANAGED CARE (0.1%)
CIGNA Corp. ............................           330            31,621
UnitedHealth Group Inc. ................         1,140            70,395
Wellpoint Health Networks, Inc. + ......           180            16,963
                                                             -------------
                                                                 118,979
                                                             -------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.3%)
Applera Corp. ..........................           400            10,700
Bard (C.R.) Inc. .......................           150             8,542
Baxter International, Inc. .............         1,240            60,760
Becton, Dickinson & Co. ................           600            21,474
Biomet, Inc. ...........................           610            29,317
Boston Scientific Corp. + ..............           700            11,900
Guidant Corp. ..........................           400            14,400
Medtronic, Inc. ........................         2,400           110,424
St. Jude Medical, Inc. + ...............           250            15,000
Stryker Corp. ..........................           400            21,940
                                                             -------------
                                                                 304,457
                                                             -------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ....................         1,000            15,970
                                                             -------------
HEALTH CARE DIVERSIFIED (0.8%)
Abbott Laboratories ....................         3,000           144,030
American Home Products Corp. ...........         1,200            70,128
Bristol-Myers Squibb Co. ...............         3,900           203,970
Johnson & Johnson ......................         6,135           306,750
                                                             -------------
                                                                 724,878
                                                             -------------
HOMEBUILDING (0.0%)
Centex Corp. ...........................           160             6,520
KB HOME ................................           100             3,017


    See Notes to Portfolio of Investments.                                    57

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOMEBUILDING (CONTINUED)
Pulte Homes, Inc. ......................           110       $     4,689
                                                             -------------
                                                                  14,226
                                                             -------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ...........................           200             5,852
Whirlpool Corp. ........................           190            11,875
                                                             -------------
                                                                  17,727
                                                             -------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Clorox Co. .............................           600            20,310
Colgate-Palmolive Co. ..................         1,000            58,990
Kimberly-Clark Corp. ...................         1,000            55,900
Procter & Gamble Co. ...................         2,600           165,880
                                                             -------------
                                                                 301,080
                                                             -------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...................           300            11,508
Tupperware Corp. .......................           140             3,280
                                                             -------------
                                                                  14,788
                                                             -------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ............................         2,050            64,554
American General Corp. .................         1,600            74,320
Conseco, Inc. ..........................           600             8,190
Jefferson-Pilot Corp. ..................           300            14,496
Lincoln National Corp. .................           620            32,085
MetLife, Inc. ..........................         1,500            46,470
Torchmark Corp. ........................           360            14,476
UnumProvident Corp. ....................           710            22,805
                                                             -------------
                                                                 277,396
                                                             -------------
INSURANCE - MULTI-LINE (0.6%)
American International Group, Inc. .....         4,600           395,600
Hartford Financial Services Group, Inc.            860            58,824
Loews Corp. ............................           630            40,591
                                                             -------------
                                                                 495,015
                                                             -------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ...................         2,280           100,297
Chubb Corp. ............................           300            23,229
Cincinnati Financial Corp. .............           300            11,850
MBIA, Inc. .............................           560            31,181
MGIC Investment Corp. ..................           300            21,792
Progressive Corp. ......................           250            33,797
SAFECO Corp. ...........................           300             8,850
St. Paul Co., Inc. .....................           500            25,345
                                                             -------------
                                                                 256,341
                                                             -------------
INSURANCE BROKERS (0.1%)
Aon Corp. ..............................           600            21,000
Marsh & McLennan Co., Inc. .............           500            50,500
                                                             -------------
                                                                  71,500
                                                             -------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) ...........           370            21,819
Charles Schwab Corp. ...................         1,300            19,890
Merrill Lynch & Co., Inc. ..............         1,600            94,800
                                                             -------------
                                                                 136,509
                                                             -------------
INVESTMENT MANAGEMENT (0.0%)
Franklin Resources, Inc. ...............           300            13,731
Price (T. Rowe) Associates, Inc. .......           230             8,600
Stilwell Financial, Inc. ...............           400            13,424
                                                             -------------
                                                                  35,755
                                                             -------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. ........................           340             8,170
Mattel, Inc. ...........................           700            13,244
                                                             -------------
                                                                  21,414
                                                             -------------
LODGING - HOTELS (0.1%)
Carnival Corp. .........................         1,200            36,840
Hilton Hotels Corp. ....................         1,010            11,716
Marriott International, Inc. ...........           400            18,936
                                                             -------------
                                                                  67,492
                                                             -------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. ......................           600            30,030
Deere & Co. ............................           200             7,570
Dover Corp. ............................           200             7,530
Ingersoll-Rand Co. .....................           400            16,480
Timken Co. .............................           210             3,557
                                                             -------------
                                                                  65,167
                                                             -------------
MANUFACTURING - DIVERSIFIED (0.7%)
Crane Co. ..............................           140             4,340
Danaher Corp. ..........................           300            16,800
Eaton Corp. ............................           100             7,010
Honeywell International Inc. ...........         1,600            55,984
Illinois Tool Works, Inc. ..............           500            31,650
ITT Industries, Inc. ...................           270            11,947
Johnson Controls, Inc. .................           200            14,494
Minnesota Mining and
 Manufacturing Co. (3M).................           800            91,280
National Service Industries, Inc. ......           150             3,386
Parker-Hannifin Corp. ..................           200             8,488
Textron, Inc. ..........................           300            16,512
Thermo Electron Corp. + ................           580            12,772
Tyco International Ltd. ................         5,837           318,116
United Technologies Corp. ..............           900            65,934
                                                             -------------
                                                                 658,713
                                                             -------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ...................           200            10,210
                                                             -------------
METALS MINING (0.0%)
Inco Ltd. ..............................           590            10,183
                                                             -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Dynegy Inc. - Class A ..................           700            32,550
El Paso Energy Corp. ...................         1,038            54,537
Enron Corp. ............................         2,300           112,700
KeySpan Energy Corp. ...................           400            14,592
Kinder Morgan, Inc. ....................           300            15,075
NICOR, Inc. ............................           180             7,016
NiSource Inc. ..........................           600            16,398
ONEOK, Inc. ............................           160             3,152


58 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
Peoples Energy Corp. ...................            90       $     3,618
Sempra Energy ..........................           600            16,404
Williams Co.'s, Inc. (The) .............           900            29,655
                                                             -------------
                                                                 305,697
                                                             -------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. .....................           500            21,060
                                                             -------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. ......................           600            20,100
Halliburton Co. ........................           400            14,240
Nabors Industries, Inc. + ..............           300            11,160
Noble Drilling Corp. + .................           400            13,100
Rowan Co., Inc. + ......................           250             5,525
Schlumberger Ltd. ......................           600            31,590
Transocean Sedco Forex Inc. ............           700            28,875
                                                             -------------
                                                                 124,590
                                                             -------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ...............           989            53,436
Apache Corp. ...........................           380            19,285
Burlington Resources, Inc. .............           700            27,965
Devon Energy Corp. .....................           400            21,000
EOG Resources, Inc. ....................           370            13,153
Kerr-McGee Corp. .......................           290            19,218
Unocal Corp. ...........................         1,000            34,150
                                                             -------------
                                                                 188,207
                                                             -------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .......................           250            10,025
Sunoco, Inc. ...........................           280            10,256
Tosco Corp. ............................           460            20,263
                                                             -------------
                                                                  40,544
                                                             -------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. .....................           290            23,432
Conoco Inc. - Class B ..................         2,360            68,204
Occidental Petroleum Corp. .............         1,400            37,226
Phillips Petroleum Co. .................           890            50,730
USX-Marathon Group .....................           990            29,215
                                                             -------------
                                                                 208,807
                                                             -------------
OIL - INTERNATIONAL INTEGRATED (1.5%)
Chevron Corp. ..........................         2,400           217,200
Exxon Mobil Corp. ......................         6,800           593,980
Royal Dutch Petroleum Co. ..............         6,400           372,928
Texaco, Inc. ...........................         1,700           113,220
                                                             -------------
                                                               1,297,328
                                                             -------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ....................           210             7,386
Georgia-Pacific Corp. ..................           400            13,540
International Paper Co. ................           900            32,130
Mead Corp. .............................           100             2,714
Westvaco Corp. .........................           280             6,801
Weyerhaeuser Co. .......................           300            16,491
Willamette Industries, Inc. ............           200             9,900
                                                             -------------
                                                                  88,962
                                                             -------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ...........           170             7,147
Avon Products, Inc. ....................           400            18,512
Gillette Co. ...........................         2,000            57,980
                                                             -------------
                                                                  83,639
                                                             -------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. ......................           300            14,004
                                                             -------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + ........................           300            11,340
                                                             -------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) ............           400            26,460
Meredith Corp. .........................           190             6,804
                                                             -------------
                                                                  33,264
                                                             -------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. ..................           200            11,942
Gannett Co., Inc. ......................           600            39,540
New York Times Co. .....................           200             8,400
                                                             -------------
                                                                  59,882
                                                             -------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. .....           700            21,119
CSX Corp. ..............................           500            18,120
Norfolk Southern Corp. .................           600            12,420
Union Pacific Corp. ....................           400            21,964
                                                             -------------
                                                                  73,623
                                                             -------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,               190             7,083
 Inc....................................
                                                             -------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. ...............           390            10,881
McDonald's Corp. .......................         2,600            70,356
Starbucks Corp. + ......................           800            18,400
Tricon Global Restaurants, Inc. + ......           200             8,780
Wendy's International, Inc. ............           290             7,407
                                                             -------------
                                                                 115,824
                                                             -------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. .......................         4,500           209,475
Lowe's Co., Inc. .......................           300            21,765
Sherwin-Williams Co. ...................           300             6,660
                                                             -------------
                                                                 237,900
                                                             -------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + ...................           400            25,408
RadioShack Corp. .......................           300             9,150
                                                             -------------
                                                                  34,558
                                                             -------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ....           400            17,000
J.C. Penney Co., Inc. ..................           500            13,180
Kohl's Corp. + .........................           600            37,638
May Department Stores Co. ..............           500            17,130
                                                             -------------
                                                                  84,948
                                                             -------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. ...................           600            25,386
Target Corp. ...........................         1,700            58,820


    See Notes to Portfolio of Investments.                                    59

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - GENERAL MERCHANDISE CHAINS (CONTINUED)
Wal-Mart Stores, Inc. ..................         4,000       $   195,200
                                                             -------------
                                                                 279,406
                                                             -------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + .......................           290            10,875
Bed Bath & Beyond, Inc. + ..............           500            15,000
Staples, Inc. + ........................           800            12,792
Tiffany & Co. ..........................           300            10,866
Toys "R" Us, Inc. + ....................           400             9,900
                                                             -------------
                                                                  59,433
                                                             -------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) ........................           800            23,200
Limited, Inc. (The) ....................           500             8,260
TJX Companies, Inc. ....................           500            15,935
                                                             -------------
                                                                  47,395
                                                             -------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. ..............................           700            27,020
Walgreen Co. ...........................         1,800            61,470
                                                             -------------
                                                                  88,490
                                                             -------------
RETAIL STORES - FOOD CHAINS (0.1%)
Albertson's, Inc. ......................           700            20,993
Kroger Co. (The) + .....................         1,400            35,000
Safeway, Inc. + ........................           900            43,200
Winn-Dixie Stores, Inc. ................           300             7,839
                                                             -------------
                                                                 107,032
                                                             -------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ............           445            14,196
Golden West Financial Corp. ............           480            30,835
Washington Mutual Financial Corp. ......         3,160           118,658
                                                             -------------
                                                                 163,689
                                                             -------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. .......           300             8,805
Omnicom Group, Inc. ....................           200            17,200
TMP Worldwide Inc. + ...................           200            11,822
                                                             -------------
                                                                  37,827
                                                             -------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + ........................           700            13,650
Convergys Corp. + ......................           200             6,050
H&R Block, Inc. ........................           350            22,593
IMS Health, Inc. .......................           600            17,100
                                                             -------------
                                                                  59,393
                                                             -------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + ..............           300            10,380
Electronic Data Systems Corp. ..........           800            50,000
Sabre Holdings Corp. + .................           300            15,000
                                                             -------------
                                                                  75,380
                                                             -------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. ........         1,300            64,610
Concord EFS, Inc. + ....................           450            23,405
Equifax, Inc. ..........................           300            11,004
First Data Corp. .......................           700            44,975
Fiserv, Inc. + .........................           390            24,952
Paychex, Inc. ..........................           700            28,000
                                                             -------------
                                                                 196,946
                                                             -------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ......           290             7,218
                                                             -------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ...........................           280             8,092
RR Donnelley & Sons Co. ................           380            11,286
                                                             -------------
                                                                  19,378
                                                             -------------
STEEL (0.0%)
Allegheny Technologies Inc. ............           200             3,618
Nucor Corp. ............................           220            10,756
Worthington Industries .................           200             2,720
                                                             -------------
                                                                  17,094
                                                             -------------
TELEPHONE (0.8%)
ALLTEL Corp. ...........................           300            18,378
BellSouth Corp. ........................         3,700           148,999
SBC Communications, Inc. ...............         6,700           268,402
Verizon Communications .................         5,302           283,657
                                                             -------------
                                                                 719,436
                                                             -------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. .............................         6,500           143,000
WorldCom, Inc. + .......................         2,600            38,896
                                                             -------------
                                                                 181,896
                                                             -------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ....................           150             7,568
VF Corp. ...............................           200             7,276
                                                             -------------
                                                                  14,844
                                                             -------------
TOBACCO (0.4%)
Philip Morris Co. Inc. .................         6,770           343,577
UST, Inc. ..............................           300             8,658
                                                             -------------
                                                                 352,235
                                                             -------------
TRUCKERS (0.0%)
Ryder System, Inc. .....................           180             3,528
                                                             -------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ...........................           220            11,312
                                                             -------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + ........           600            11,208
Waste Management, Inc. .................         1,100            33,902
                                                             -------------
                                                                  45,110
                                                             -------------
TOTAL COMMON STOCKS
 (COST $22,035,411)                                           21,145,858
                                                             -------------
                                            PRINCIPAL
                                              AMOUNT
                                          --------------
LONG-TERM BONDS AND NOTES (75.4%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 05/31/05 .................  $ 15,000,000        12,107,850
Federal National Mortgage Assoc.,
 Zero Coupon, 06/14/05 .................    20,000,000        16,171,800
FICO Strip, Zero Coupon, 04/06/05 ......     1,164,000           947,228
FICO Strip, Zero Coupon, 06/06/05 ......     5,197,000         4,186,236


60 See Notes to Portfolio of Investments.

                                            PRINCIPAL           MARKET
                                              AMOUNT             VALUE
                                          --------------     -------------
LONG-TERM BONDS AND NOTES (CONTINUED)
Tennessee Valley Authority Strip,
 Zero Coupon, 04/15/05 .................  $  1,100,000       $   889,801
U.S. Treasury Strip, Zero Coupon,
 05/15/05...............................    40,600,000        33,550,216
                                                             -------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $67,318,362)                                                 67,853,131
                                                             -------------
SHORT-TERM INVESTMENTS (1.2%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 .......................       999,000           999,000
U.S. Treasury Bill, 3.84%, 10/04/01 @ ..       100,000            99,075
                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,098,021)                                             1,098,075
                                                             -------------
TOTAL INVESTMENTS
 (COST $90,451,794)(A)                                        90,097,064
OTHER ASSETS LESS LIABILITIES                                    (46,397)
                                                             -------------
TOTAL NET ASSETS                                             $90,050,667
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $92,199,786. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains............................            $         --
Unrealized losses...........................             (2,102,722)
                                              ----------------------
 Net unrealized loss........................            $(2,102,722)
                                              ======================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                           NO. OF       MARKET      EXPIRATION       UNREALIZED
                         CONTRACTS       VALUE         DATE         GAIN/(LOSS)
                        ------------  -----------  -------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       3         $923,775       Sep 01        $  (24,790)
                                      =========                   =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        61

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES J

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMON STOCKS (24.0%)
AEROSPACE/DEFENSE (0.4%)
Boeing Co. ............................         2,790       $    155,124
General Dynamics Corp. ................           600             46,686
Goodrich (B.F.) Co. ...................           200              7,596
Lockheed Martin Corp. .................         1,450             53,722
Northrop Grumman Corp. ................           170             13,617
Raytheon Co. ..........................           500             13,275
                                                            --------------
                                                                 290,020
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ............         1,000             13,000
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + .........................           400             16,080
                                                            --------------
AIRLINES (0.1%)
AMR Corp. + ...........................           200              7,226
Delta Air Lines, Inc. .................           200              8,816
Southwest Airlines Co. ................         1,100             20,339
                                                            --------------
                                                                  36,381
                                                            --------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ...................           600             25,212
Alcoa Inc. ............................         1,500             59,100
                                                            --------------
                                                                  84,312
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ..............           100              1,420
Delphi Automotive Systems Corp. .......           900             14,337
Genuine Parts Co. .....................           460             14,490
Snap-On, Inc. .........................           130              3,141
TRW, Inc. .............................           300             12,300
Visteon Corp. .........................           380              6,984
                                                            --------------
                                                                  52,672
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. ........................         6,110            150,000
General Motors Corp. ..................           800             51,480
                                                            --------------
                                                                 201,480
                                                            --------------
BANKS - MAJOR REGIONAL (1.0%)
AmSouth Bancorporation ................           600             11,094
Bank of New York Co., Inc. ............         1,200             57,600
Bank One Corp. ........................         1,000             35,800
BB&T Corp. ............................           600             22,020
Comerica, Inc. ........................           400             23,040
Fifth Third Bancorp ...................           922             55,366
Fleet Boston Financial Corp. ..........         1,806             71,247
Huntington Bancshares Inc. ............           500              8,175
KeyCorp ...............................           600             15,630
Mellon Financial Corp. ................           900             41,400
National City Corp. ...................           900             27,702
Northern Trust Corp. ..................           400             25,000
PNC Financial Services Group ..........           400             26,316
Regions Financial Corp. ...............           400             12,800
SouthTrust Corp. ......................           630             16,380
Suntrust Banks, Inc. ..................           500             32,390
Synovus Financial Corp. ...............           600             18,828
U.S. Bancorp ..........................         3,250             74,067
Union Planters Corp. ..................           300             13,080
Wachovia Corp. ........................           300             21,345
Wells Fargo & Co. .....................         2,900            134,647
                                                            --------------
                                                                 743,927
                                                            --------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. .................         2,800            168,084
First Union Corp. .....................         1,700             59,398
                                                            --------------
                                                                 227,482
                                                            --------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ..............         1,600             65,920
Brown-Forman Corp. ....................           200             12,788
Coors (Adolph) Co. ....................           100              5,018
                                                            --------------
                                                                  83,726
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) ...................         4,200            189,000
Pepsi Bottling Group, Inc. (The) ......           500             20,050
PepsiCo, Inc. .........................         2,500            110,500
                                                            --------------
                                                                 319,550
                                                            --------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + .........................           800             48,544
Biogen, Inc. + ........................           200             10,872
Chiron Corp. + ........................           200             10,200
MedImmune, Inc. + .....................           400             18,880
                                                            --------------
                                                                  88,496
                                                            --------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ...........................           500             12,480
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ......           300             13,725
Dow Chemical Co. ......................           700             23,275
Du Pont (E.I.) de Nemours .............         1,800             86,832
Eastman Chemical Co. ..................           200              9,526
Praxair, Inc. .........................           300             14,100
Rohm & Haas Co. .......................           400             13,160
                                                            --------------
                                                                 160,618
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .......................           300              7,737
FMC Corp. + ...........................            80              5,485
PPG Industries Inc. ...................           300             15,771
                                                            --------------
                                                                  28,993
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ..........................           300             12,291
Great Lakes Chemical Corp. ............           100              3,085
International Flavors & Fragrances,
 Inc...................................           260              6,534
Sigma-Aldrich Corp. ...................           200              7,724
                                                            --------------
                                                                  29,634
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.3%)
Comverse Technology, Inc. + ...........           400             23,048
Corning, Inc. .........................         1,600             26,736
JDS Uniphase Corp. + ..................         2,200             28,050


62 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nortel Networks Corp. .................         2,500       $     22,725
QUALCOMM Inc. + .......................         1,300             76,024
Scientific-Atlanta, Inc. ..............           400             16,240
                                                            --------------
                                                                 192,823
                                                            --------------
COMPUTERS - HARDWARE (0.9%)
Apple Computer, Inc. + ................           300              6,975
Compaq Computer Corp. .................         2,900             44,921
Dell Computer Corp. + .................         4,300            111,585
Gateway, Inc. + .......................           400              6,580
Hewlett-Packard Co. ...................         1,500             42,900
International Business Machines Corp. .         3,000            339,000
NCR Corp. + ...........................           200              9,400
Palm, Inc. + ..........................         1,000              6,070
Sun Microsystems, Inc. + ..............         5,500             86,460
                                                            --------------
                                                                 653,891
                                                            --------------
COMPUTERS - NETWORKING (0.3%)
Avaya Inc. + ..........................           300              4,110
Cisco Systems, Inc. + .................        12,200            222,040
Network Appliance, Inc. + .............           700              9,590
                                                            --------------
                                                                 235,740
                                                            --------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. .............................         3,700            107,485
Lexmark International Group, Inc. + ...           200             13,450
                                                            --------------
                                                                 120,935
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (1.4%)
Adobe Systems, Inc. ...................           500             23,500
Autodesk, Inc. ........................           190              7,087
BMC Software, Inc. + ..................           300              6,762
Computer Associates International, Inc.         1,800             64,800
Intuit Inc. + .........................           400             15,996
Mercury Interactive Corp. + ...........           220             13,178
Microsoft Corp. + .....................         9,000            653,400
Oracle Corp. + ........................         9,500            180,500
PeopleSoft, Inc. + ....................           600             29,538
Siebel Systems, Inc. + ................           700             32,830
Unisys Corp. + ........................           600              8,826
VERITAS Software Corp. + ..............           600             39,918
                                                            --------------
                                                               1,076,335
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ..................           200             10,750
                                                            --------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. ...........           340             20,400
Countrywide Credit Industries, Inc. ...           200              9,176
Household International, Inc. .........           850             56,695
MBNA Corp. ............................         1,500             49,425
Providian Financial Corp. .............           470             27,824
                                                            --------------
                                                                 163,520
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................            70              3,329
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................           180              7,231
Pactiv Corp. + ........................           490              6,566
                                                            --------------
                                                                  13,797
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.1%)
Cardinal Health, Inc. .................           750             51,750
McKesson HBOC, Inc. ...................           400             14,848
SUPERVALU, Inc. .......................           430              7,547
Sysco Corp. ...........................         1,200             32,580
                                                            --------------
                                                                 106,725
                                                            --------------
ELECTRIC COMPANIES (0.8%)
Allegheny Energy, Inc. ................           300             14,475
Ameren Corp. ..........................           300             12,810
American Electric Power Co., Inc. .....           500             23,085
Cinergy Corp. .........................           400             13,980
CMS Energy Corp. ......................           360             10,026
Consolidated Edison, Inc. .............           300             11,940
Constellation Energy Group ............           280             11,928
Dominion Resources, Inc. ..............           800             48,104
DTE Energy Co. ........................           370             17,183
Duke Energy Corp. .....................         1,900             74,119
Entergy Corp. .........................           630             24,186
Exelon Corp. ..........................         1,012             64,889
FirstEnergy Corp. .....................           640             20,582
FPL Group, Inc. .......................           490             29,503
GPU, Inc. .............................           300             10,545
Mirant Corp. + ........................           597             20,537
Niagara Mohawk Holdings Inc. + ........           410              7,253
Pinnacle West Capital Corp. ...........           260             12,324
PPL Corp. .............................           410             22,550
Progress Energy, Inc. .................           500             22,460
Public Service Enterprise Group, Inc. .           640             31,296
Reliant Energy Inc. ...................           920             29,633
Southern Co. ..........................         1,800             41,850
TXU Corp. .............................           700             33,733
Xcel Energy, Inc. .....................         1,000             28,450
                                                            --------------
                                                                 637,441
                                                            --------------
ELECTRICAL EQUIPMENT (1.2%)
Cooper Industries, Inc. ...............           200              7,918
Emerson Electric Co. ..................           700             42,350
General Electric Co. ..................        16,600            809,250
Power-One, Inc. + .....................           180              2,995
Rockwell International Corp. ..........           300             11,436
                                                            --------------
                                                                 873,949
                                                            --------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. .................           200              8,232
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ..........           700             22,750
PerkinElmer, Inc. .....................           200              5,506
Tektronix, Inc. + .....................           220              5,973
                                                            --------------
                                                                  34,229
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (0.4%)
Advanced Micro Devices, Inc. + ........           260              7,509


    See Notes to Portfolio of Investments.                                    63

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Analog Devices, Inc. + ................           300       $     12,975
Applied Micro Circuits Corp. + ........           600             10,320
Broadcom Corp. - Class A + ............           500             21,380
Intel Corp. ...........................         5,300            155,025
Linear Technology Corp. ...............           300             13,266
Maxim Integrated Products, Inc. + .....           500             22,105
Micron Technology, Inc. + .............           500             20,550
QLogic Corp. + ........................           200             12,890
Texas Instruments, Inc. ...............         1,300             40,950
Vitesse Semiconductor Corp. + .........           200              4,208
Xilinx, Inc. + ........................           300             12,372
                                                            --------------
                                                                 333,550
                                                            --------------
ENTERTAINMENT (0.8%)
AOL Time Warner Inc. + ................         7,500            397,500
Viacom, Inc. - Class B + ..............         2,900            150,075
Walt Disney Co. (The) .................         1,700             49,113
                                                            --------------
                                                                 596,688
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ..............           200             11,358
                                                            --------------
FINANCIAL - DIVERSIFIED (1.8%)
Ambac Financial Group, Inc. ...........           290             16,878
American Express Co. ..................         2,300             89,240
Citigroup Inc. ........................         8,593            454,054
Fannie Mae ............................         3,250            276,738
Freddie Mac ...........................         2,170            151,900
J.P. Morgan Chase & Co. ...............         3,280            146,288
Moody's Corp. .........................           440             14,740
Morgan Stanley Dean Witter & Co. ......         1,900            122,037
State Street Corp. ....................           600             29,694
USA Education Inc. ....................           300             21,900
                                                            --------------
                                                               1,323,469
                                                            --------------
FOODS (0.3%)
Campbell Soup Co. .....................           800             20,600
ConAgra Foods, Inc. ...................           800             15,848
General Mills, Inc. ...................           400             17,512
Heinz (H.J.) Co. ......................           600             24,534
Hershey Foods Corp. ...................           200             12,342
Kellogg Co. ...........................           700             20,300
Quaker Oats Co. .......................           200             18,250
Ralston Purina Group ..................           700             21,014
Sara Lee Corp. ........................         1,300             24,622
Unilever NV ...........................           500             29,785
Wrigley (Wm.) Jr. Co. .................           200              9,370
                                                            --------------
                                                                 214,177
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ..................           400             16,796
Reebok International Ltd. + ...........           120              3,834
                                                            --------------
                                                                  20,630
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........           200              7,060
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ....................           700             10,605
Placer Dome, Inc. .....................           520              5,096
                                                            --------------
                                                                  15,701
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................           200              7,892
Stanley Works (The) ...................           270             11,308
                                                            --------------
                                                                  19,200
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.4%)
Allergan, Inc. ........................           300             25,650
Eli Lilly & Co. .......................         1,900            140,600
Forest Laboratories, Inc. - Class A + .           300             21,300
King Pharmaceuticals, Inc. + ..........           300             16,125
Merck & Co., Inc. .....................         3,900            249,249
Pfizer, Inc. ..........................        10,700            428,535
Pharmacia Corp. .......................         2,200            101,090
Schering-Plough Corp. .................         2,500             90,600
                                                            --------------
                                                               1,073,149
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ..............           800             36,152
Tenet Healthcare Corp. + ..............           600             30,954
                                                            --------------
                                                                  67,106
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ....................           400             12,700
                                                            --------------
HEALTH CARE - MANAGED CARE (0.2%)
CIGNA Corp. ...........................           370             35,453
UnitedHealth Group Inc. ...............           990             61,133
Wellpoint Health Networks, Inc. + .....           170             16,021
                                                            --------------
                                                                 112,607
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.4%)
Applera Corp. .........................           500             13,375
Bard (C.R.) Inc. ......................           100              5,695
Bausch & Lomb, Inc. ...................           130              4,711
Baxter International, Inc. ............         1,020             49,980
Becton, Dickinson & Co. ...............           400             14,316
Biomet, Inc. ..........................           530             25,472
Boston Scientific Corp. + .............           500              8,500
Guidant Corp. .........................           500             18,000
Medtronic, Inc. .......................         2,000             92,020
St. Jude Medical, Inc. + ..............           220             13,200
Stryker Corp. .........................           300             16,455
                                                            --------------
                                                                 261,724
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................           900             14,373
                                                            --------------
HEALTH CARE DIVERSIFIED (0.8%)
Abbott Laboratories ...................         2,600            124,826
American Home Products Corp. ..........         1,100             64,284
Bristol-Myers Squibb Co. ..............         3,300            172,590
Johnson & Johnson .....................         5,535            276,750
                                                            --------------
                                                                 638,450
                                                            --------------
HOMEBUILDING (0.0%)
KB HOME ...............................            90              2,715


64 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOMEBUILDING (CONTINUED)
Pulte Homes, Inc. .....................            90       $      3,837
                                                            --------------
                                                                   6,552
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Maytag Corp. ..........................           190              5,559
Whirlpool Corp. .......................           180             11,250
                                                            --------------
                                                                  16,809
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.3%)
Clorox Co. ............................           500             16,925
Colgate-Palmolive Co. .................           900             53,091
Kimberly-Clark Corp. ..................           900             50,310
Procter & Gamble Co. ..................         2,200            140,360
                                                            --------------
                                                                 260,686
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ..................           200              7,672
Tupperware Corp. ......................           130              3,046
                                                            --------------
                                                                  10,718
                                                            --------------
INSURANCE - LIFE/HEALTH (0.3%)
AFLAC, Inc. ...........................         1,700             53,533
American General Corp. ................         1,370             63,636
Conseco, Inc. .........................           600              8,190
Jefferson-Pilot Corp. .................           300             14,496
Lincoln National Corp. ................           560             28,980
MetLife, Inc. .........................         1,300             40,274
Torchmark Corp. .......................           280             11,259
UnumProvident Corp. ...................           600             19,272
                                                            --------------
                                                                 239,640
                                                            --------------
INSURANCE - MULTI-LINE (0.6%)
American International Group, Inc. ....         3,900            335,400
Hartford Financial Services Group, Inc.           750             51,300
Loews Corp. ...........................           400             25,772
                                                            --------------
                                                                 412,472
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ..................         1,940             85,340
Chubb Corp. ...........................           260             20,132
Cincinnati Financial Corp. ............           400             15,800
MBIA, Inc. ............................           435             24,221
MGIC Investment Corp. .................           310             22,518
Progressive Corp. .....................           220             29,742
SAFECO Corp. ..........................           200              5,900
St. Paul Co., Inc. ....................           400             20,276
                                                            --------------
                                                                 223,929
                                                            --------------
INSURANCE BROKERS (0.1%)
Aon Corp. .............................           400             14,000
Marsh & McLennan Co., Inc. ............           500             50,500
                                                            --------------
                                                                  64,500
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) ..........           200             11,794
Charles Schwab Corp. ..................         1,100             16,830
Merrill Lynch & Co., Inc. .............         1,400             82,950
                                                            --------------
                                                                 111,574
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ..............           500             22,885
Price (T. Rowe) Associates, Inc. ......           180              6,730
Stilwell Financial, Inc. ..............           600             20,136
                                                            --------------
                                                                  49,751
                                                            --------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. .......................           300              7,209
Mattel, Inc. ..........................           600             11,352
                                                            --------------
                                                                  18,561
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. ........................         1,000             30,700
Hilton Hotels Corp. ...................         1,000             11,600
Marriott International, Inc. ..........           500             23,670
                                                            --------------
                                                                  65,970
                                                            --------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. .....................           600             30,030
Deere & Co. ...........................           200              7,570
Dover Corp. ...........................           300             11,295
Ingersoll-Rand Co. ....................           300             12,360
Timken Co. ............................           190              3,219
                                                            --------------
                                                                  64,474
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. .............................           120              3,720
Danaher Corp. .........................           300             16,800
Eaton Corp. ...........................           100              7,010
Honeywell International Inc. ..........         1,400             48,986
Illinois Tool Works, Inc. .............           500             31,650
ITT Industries, Inc. ..................           200              8,850
Johnson Controls, Inc. ................           200             14,494
Minnesota Mining and Manufacturing Co.
 (3M)..................................           700             79,870
National Service Industries, Inc. .....           130              2,934
Parker-Hannifin Corp. .................           100              4,244
Textron, Inc. .........................           300             16,512
Thermo Electron Corp. + ...............           300              6,606
Tyco International Ltd. ...............         5,084            277,078
United Technologies Corp. .............           800             58,608
                                                            --------------
                                                                 577,362
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ..................           100              5,105
                                                            --------------
METALS MINING (0.0%)
Inco Ltd. .............................           500              8,630
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Dynegy Inc. - Class A .................           600             27,900
El Paso Energy Corp. ..................           915             48,074
Enron Corp. ...........................         2,000             98,000
KeySpan Energy Corp. ..................           350             12,768
Kinder Morgan, Inc. ...................           300             15,075
NICOR, Inc. ...........................           160              6,237
NiSource Inc. .........................           580             15,851
ONEOK, Inc. ...........................           160              3,152


    See Notes to Portfolio of Investments.                                    65

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
Peoples Energy Corp. ..................            80       $      3,216
Sempra Energy .........................           470             12,850
Williams Co.'s, Inc. (The) ............           700             23,065
                                                            --------------
                                                                 266,188
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ....................           400             16,848
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.1%)
Baker Hughes Inc. .....................           500             16,750
Halliburton Co. .......................           400             14,240
Nabors Industries, Inc. + .............           200              7,440
Noble Drilling Corp. + ................           300              9,825
Rowan Co., Inc. + .....................           200              4,420
Schlumberger Ltd. .....................           500             26,325
Transocean Sedco Forex Inc. ...........           500             20,625
                                                            --------------
                                                                  99,625
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ..............           750             40,522
Apache Corp. ..........................           200             10,150
Burlington Resources, Inc. ............           600             23,970
Devon Energy Corp. ....................           200             10,500
EOG Resources, Inc. ...................           300             10,665
Kerr-McGee Corp. ......................           180             11,929
Unocal Corp. ..........................           790             26,979
                                                            --------------
                                                                 134,715
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ......................           220              8,822
Sunoco, Inc. ..........................           200              7,326
Tosco Corp. ...........................           430             18,942
                                                            --------------
                                                                  35,090
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp. ....................           270             21,816
Conoco Inc. - Class B .................         2,040             58,956
Occidental Petroleum Corp. ............         1,100             29,249
Phillips Petroleum Co. ................           770             43,890
USX-Marathon Group ....................           880             25,969
                                                            --------------
                                                                 179,880
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.5%)
Chevron Corp. .........................         2,100            190,050
Exxon Mobil Corp. .....................         5,900            515,365
Royal Dutch Petroleum Co. .............         5,500            320,485
Texaco, Inc. ..........................         1,400             93,240
                                                            --------------
                                                               1,119,140
                                                            --------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ...................           190              6,682
Georgia-Pacific Corp. .................           400             13,540
International Paper Co. ...............           800             28,560
Mead Corp. ............................           200              5,428
Westvaco Corp. ........................           240              5,830
Weyerhaeuser Co. ......................           300             16,491
Willamette Industries, Inc. ...........           400             19,800
                                                            --------------
                                                                  96,331
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ..........           150              6,306
Avon Products, Inc. ...................           300             13,884
Gillette Co. ..........................         1,700             49,283
                                                            --------------
                                                                  69,473
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. .....................           500             23,340
                                                            --------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) ...........           300             19,845
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. .................           200             11,942
Gannett Co., Inc. .....................           500             32,950
New York Times Co. ....................           200              8,400
                                                            --------------
                                                                  53,292
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ....           600             18,102
CSX Corp. .............................           400             14,496
Norfolk Southern Corp. ................           500             10,350
Union Pacific Corp. ...................           500             27,455
                                                            --------------
                                                                  70,403
                                                            --------------

REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc...................................           300             11,184
                                                            --------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. ..............           370             10,323
McDonald's Corp. ......................         2,200             59,532
Starbucks Corp. + .....................           700             16,100
Tricon Global Restaurants, Inc. + .....           300             13,170
Wendy's International, Inc. ...........           270              6,896
                                                            --------------
                                                                 106,021
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. ......................         3,900            181,545
Lowe's Co., Inc. ......................           300             21,765
Sherwin-Williams Co. ..................           300              6,660
                                                            --------------
                                                                 209,970
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ..................           400             25,408
RadioShack Corp. ......................           300              9,150
                                                            --------------
                                                                  34,558
                                                            --------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ...           300             12,750
J.C. Penney Co., Inc. .................           200              5,272
Kohl's Corp. + ........................           500             31,365
May Department Stores Co. .............           800             27,408
                                                            --------------
                                                                  76,795
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. ..................           500             21,155
Target Corp. ..........................         1,500             51,900
Wal-Mart Stores, Inc. .................         3,500            170,800
                                                            --------------
                                                                 243,855
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ......................           300             11,250
Bed Bath & Beyond, Inc. + .............           500             15,000


66 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - SPECIALITY (CONTINUED)
Office Depot, Inc. + ..................           930        $     9,653
Staples, Inc. + .......................           800             12,792
Tiffany & Co. .........................           300             10,866
Toys "R"Us, Inc. + ....................           400              9,900
                                                            --------------
                                                                  69,461
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) .......................           700             20,300
Limited, Inc. (The) ...................           500              8,260
TJX Companies, Inc. ...................           600             19,122
                                                            --------------
                                                                  47,682
                                                            --------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. .............................           600             23,160
Walgreen Co. ..........................         1,700             58,055
                                                            --------------
                                                                  81,215
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.1%)
Albertson's, Inc. .....................           700             20,993
Kroger Co. (The) + ....................         1,200             30,000
Safeway, Inc. + .......................           800             38,400
                                                            --------------
                                                                  89,393
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ...........           400             12,760
Golden West Financial Corp. ...........           470             30,193
Washington Mutual Financial Corp. .....         2,700            101,385
                                                            --------------
                                                                 144,338
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. ......           300              8,805
Omnicom Group, Inc. ...................           200             17,200
TMP Worldwide Inc. + ..................           200             11,822
                                                            --------------
                                                                  37,827
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .......................           600             11,700
Convergys Corp. + .....................           300              9,075
H&R Block, Inc. .......................           260             16,783
IMS Health, Inc. ......................           500             14,250
                                                            --------------
                                                                  51,808
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + .............           300             10,380
Electronic Data Systems Corp. .........           700             43,750
Sabre Holdings Corp. + ................           200             10,000
                                                            --------------
                                                                  64,130
                                                            --------------
SERVICES - DATA PROCESSING (0.2%)
Automatic Data Processing, Inc. .......         1,000             49,700
Concord EFS, Inc. + ...................           400             20,804
Equifax, Inc. .........................           200              7,336
First Data Corp. ......................           600             38,550
Fiserv, Inc. + ........................           380             24,312
Paychex, Inc. .........................           600             24,000
                                                            --------------
                                                                 164,702
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + .....           200              4,978
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................           200              5,780
RR Donnelley & Sons Co. ...............           350             10,395
                                                            --------------
                                                                  16,175
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ...........           170              3,075
Nucor Corp. ...........................           210             10,267
                                                            --------------
                                                                  13,342
                                                            --------------
TELEPHONE (0.8%)
ALLTEL Corp. ..........................           300             18,378
BellSouth Corp. .......................         3,200            128,864
CenturyTel, Inc. ......................           300              9,090
SBC Communications, Inc. ..............         5,800            232,348
Verizon Communications ................         4,600            246,100
                                                            --------------
                                                                 634,780
                                                            --------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ............................         5,800            127,600
WorldCom, Inc. + ......................         2,300             34,408
                                                            --------------
                                                                 162,008
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................           100              5,045
VF Corp. ..............................           200              7,276
                                                            --------------
                                                                  12,321
                                                            --------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ................         5,700            289,275
UST, Inc. .............................           200              5,772
                                                            --------------
                                                                 295,047
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. ....................           160              3,136
                                                            --------------
TRUCKS & PARTS (0.0%)
PACCAR, Inc. ..........................           200             10,284
                                                            --------------
WASTE MANAGEMENT (0.0%)
Waste Management, Inc. ................         1,000             30,820
                                                            --------------
TOTAL COMMON STOCKS
 (COST $18,959,966)                                           18,179,222
                                                            --------------
                                           PRINCIPAL
                                             AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (75.8%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 03/14/06 ................  $  5,000,000          3,849,200
Federal National Mortgage Assoc.,
 Zero Coupon, 06/14/05 ................    15,000,000         12,128,850
FICO Strip, Zero Coupon, 09/26/05 .....     6,799,000          5,371,550
U.S. Treasury Strip, Zero Coupon,
 08/15/05..............................    44,475,000         36,123,929
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $56,334,493)                                                 57,473,529
                                                            --------------


    See Notes to Portfolio of Investments.                                    67

                                           PRINCIPAL            MARKET
                                             AMOUNT             VALUE
                                         --------------     --------------
SHORT-TERM INVESTMENTS (0.3%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 ......................  $    229,000       $    229,000
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $229,000)                                                 229,000
                                                            --------------
TOTAL INVESTMENTS (COST $75,523,459)(a)                       75,881,751
OTHER ASSETS LESS LIABILITIES                                    (44,002)
                                                            --------------
TOTAL NET ASSETS                                             $75,837,749
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $77,333,916. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains............................            $         --
Unrealized losses...........................             (1,452,165)
                                              ----------------------
 Net unrealized loss........................            $(1,452,165)
                                              ======================

+ Non-income producing security.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


68 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES K

                                          NUMBER OF           MARKET
                                           SHARES              VALUE
                                       ---------------     -------------
COMMON STOCKS (26.2%)
AEROSPACE/DEFENSE (0.5%)
Boeing Co. ............................         3,770       $    209,612
General Dynamics Corp. ................           870             67,695
Goodrich (B.F.) Co. ...................           500             18,990
Lockheed Martin Corp. .................         2,090             77,434
Northrop Grumman Corp. ................           270             21,627
Raytheon Co. ..........................           800             21,240
                                                            --------------
                                                                 416,598
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ............         1,800             23,400
                                                            --------------
AIR FREIGHT (0.0%)
FedEx Corp. + .........................           700             28,140
                                                            --------------
AIRLINES (0.1%)
AMR Corp. + ...........................           300             10,839
Delta Air Lines, Inc. .................           500             22,040
Southwest Airlines Co. ................         1,450             26,810
                                                            --------------
                                                                  59,689
                                                            --------------
ALUMINUM (0.1%)
Alcan Aluminum Ltd. ...................           700             29,414
Alcoa Inc. ............................         2,100             82,740
                                                            --------------
                                                                 112,154
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Cooper Tire & Rubber Co. ..............           100              1,420
Dana Corp. ............................           440             10,269
Delphi Automotive Systems Corp. .......         1,000             15,930
Genuine Parts Co. .....................           400             12,600
Snap-On, Inc. .........................           180              4,349
TRW, Inc. .............................           400             16,400
Visteon Corp. .........................           500              9,190
                                                            --------------
                                                                  70,158
                                                            --------------
AUTOMOBILES (0.3%)
Ford Motor Co. ........................         7,500            184,125
General Motors Corp. ..................         1,200             77,220
                                                            --------------
                                                                 261,345
                                                            --------------
BANKS - MAJOR REGIONAL (1.1%)
AmSouth Bancorporation ................           700             12,943
Bank of New York Co., Inc. ............         1,600             76,800
Bank One Corp. ........................         1,200             42,960
BB&T Corp. ............................         1,100             40,370
Comerica, Inc. ........................           400             23,040
Fifth Third Bancorp ...................         1,222             73,381
Fleet Boston Financial Corp. ..........         2,310             91,130
Huntington Bancshares Inc. ............           300              4,905
KeyCorp ...............................           800             20,840
Mellon Financial Corp. ................         1,200             55,200
National City Corp. ...................         1,500             46,170
Northern Trust Corp. ..................           600             37,500
PNC Financial Services Group ..........           700             46,053
Regions Financial Corp. ...............           400             12,800
SouthTrust Corp. ......................           700             18,200
Suntrust Banks, Inc. ..................           700             45,346
Synovus Financial Corp. ...............           600             18,828
U.S. Bancorp ..........................         4,056             92,436
Union Planters Corp. ..................           400             17,440
Wachovia Corp. ........................           500             35,575
Wells Fargo & Co. .....................         3,600            167,148
                                                            --------------
                                                                 979,065
                                                            --------------
BANKS - MONEY CENTER (0.3%)
Bank of America Corp. .................         3,400            204,102
First Union Corp. .....................         2,400             83,856
                                                            --------------
                                                                 287,958
                                                            --------------
BEVERAGES - ALCOHOLIC (0.1%)
Anheuser-Busch Co., Inc. ..............         1,900             78,280
Brown-Forman Corp. ....................           200             12,788
Coors (Adolph) Co. ....................           120              6,022
                                                            --------------
                                                                  97,090
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.4%)
Coca-Cola Co. (The) ...................         5,300            238,500
Pepsi Bottling Group, Inc. (The) ......           700             28,070
PepsiCo, Inc. .........................         3,100            137,020
                                                            --------------
                                                                 403,590
                                                            --------------
BIOTECHNOLOGY (0.1%)
Amgen, Inc. + .........................         1,200             72,816
Biogen, Inc. + ........................           200             10,872
Chiron Corp. + ........................           300             15,300
MedImmune, Inc. + .....................           400             18,880
                                                            --------------
                                                                 117,868
                                                            --------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ...........................         1,100             27,456
                                                            --------------
CHEMICALS (0.2%)
Air Products and Chemicals, Inc. ......           500             22,875
Dow Chemical Co. ......................           800             26,600
Du Pont (E.I.) de Nemours .............         2,200            106,128
Eastman Chemical Co. ..................           200              9,526
Praxair, Inc. .........................           300             14,100
Rohm & Haas Co. .......................           500             16,450
                                                            --------------
                                                                 195,679
                                                            --------------
CHEMICALS - DIVERSIFIED (0.0%)
Engelhard Corp. .......................           300              7,737
FMC Corp. + ...........................           100              6,856
PPG Industries Inc. ...................           300             15,771
                                                            --------------
                                                                  30,364
                                                            --------------
CHEMICALS - SPECIALITY (0.0%)
Ecolab, Inc. ..........................           400             16,388
International Flavors & Fragrances,
 Inc...................................           300              7,539
Sigma-Aldrich Corp. ...................            80              3,090
                                                            --------------
                                                                  27,017
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.3%)
Comverse Technology, Inc. + ...........           430             24,777
Corning, Inc. .........................         2,300             38,433
JDS Uniphase Corp. + ..................         3,200             40,800


    See Notes to Portfolio of Investments.                                    69

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Nortel Networks Corp. .................         3,100       $     28,179
QUALCOMM Inc. + .......................         1,800            105,264
Scientific-Atlanta, Inc. ..............           300             12,180
                                                            --------------
                                                                 249,633
                                                            --------------
COMPUTERS - HARDWARE (0.9%)
Apple Computer, Inc. + ................           600             13,950
Compaq Computer Corp. .................         3,500             54,215
Dell Computer Corp. + .................         5,500            142,725
Gateway, Inc. + .......................           500              8,225
Hewlett-Packard Co. ...................         2,200             62,920
International Business Machines Corp. .         3,700            418,100
Palm, Inc. + ..........................         1,200              7,284
Sun Microsystems, Inc. + ..............         8,000            125,760
                                                            --------------
                                                                 833,179
                                                            --------------
COMPUTERS - NETWORKING (0.4%)
Avaya Inc. + ..........................           500              6,850
Cisco Systems, Inc. + .................        16,200            294,840
Network Appliance, Inc. + .............         1,000             13,700
                                                            --------------
                                                                 315,390
                                                            --------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. .............................         5,400            156,870
Lexmark International Group, Inc. .....           300             20,175
                                                            --------------
                                                                 177,045
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (1.5%)
Adobe Systems, Inc. ...................           600             28,200
Autodesk, Inc. ........................           200              7,460
BMC Software, Inc. + ..................           500             11,270
Citrix Systems, Inc. + ................           500             17,450
Computer Associates International, Inc.         2,200             79,200
Compuware Corp. + .....................         1,000             13,990
Intuit Inc. + .........................           600             23,994
Mercury Interactive Corp. + ...........           200             11,980
Microsoft Corp. + .....................        11,700            849,420
Oracle Corp. + ........................        11,800            224,200
PeopleSoft, Inc. + ....................           800             39,384
Siebel Systems, Inc. + ................           900             42,210
VERITAS Software Corp. + ..............         1,000             66,530
                                                            --------------
                                                               1,415,288
                                                            --------------
CONSUMER FINANCE (0.2%)
Capital One Financial Corp. ...........           600             36,000
Countrywide Credit Industries, Inc. ...           400             18,352
Household International, Inc. .........         1,020             68,034
MBNA Corp. ............................         1,900             62,605
Providian Financial Corp. .............           600             35,520
                                                            --------------
                                                                 220,511
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................            90              4,280
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................           230              9,239
Pactiv Corp. + ........................           600              8,040
Temple-Inland Inc. ....................            80              4,263
                                                            --------------
                                                                  21,542
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.2%)
Cardinal Health, Inc. .................           950             65,550
McKesson HBOC, Inc. ...................           400             14,848
SUPERVALU, Inc. .......................           400              7,020
Sysco Corp. ...........................         1,700             46,155
                                                            --------------
                                                                 133,573
                                                            --------------
ELECTRIC COMPANIES (1.0%)
Allegheny Energy, Inc. ................           580             27,985
Ameren Corp. ..........................           400             17,080
American Electric Power Co., Inc. .....           900             41,553
Cinergy Corp. .........................           500             17,475
CMS Energy Corp. ......................           400             11,140
Consolidated Edison, Inc. .............           500             19,900
Constellation Energy Group ............           400             17,040
Dominion Resources, Inc. ..............         1,000             60,130
DTE Energy Co. ........................           480             22,291
Duke Energy Corp. .....................         2,600            101,426
Entergy Corp. .........................           960             36,854
Exelon Corp. ..........................         1,300             83,356
FirstEnergy Corp. .....................           930             29,909
FPL Group, Inc. .......................           810             48,770
GPU, Inc. .............................           460             16,169
Mirant Corp. + ........................           716             24,630
Pinnacle West Capital Corp. ...........           300             14,220
PPL Corp. .............................           730             40,150
Progress Energy, Inc. .................           800             35,936
Public Service Enterprise Group, Inc. .           800             39,120
Reliant Energy Inc. ...................         1,450             46,705
Southern Co. ..........................         2,600             60,450
TXU Corp. .............................         1,100             53,009
Xcel Energy, Inc. .....................         1,290             36,701
                                                            --------------
                                                                 901,999
                                                            --------------
ELECTRICAL EQUIPMENT (1.2%)
Cooper Industries, Inc. ...............           300             11,877
Emerson Electric Co. ..................           900             54,450
General Electric Co. ..................        20,800          1,014,000
Power-One, Inc. + .....................           220              3,661
Rockwell International Corp. ..........           400             15,248
                                                            --------------
                                                               1,099,236
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ..........         1,100             35,750
PerkinElmer, Inc. .....................           300              8,259
Tektronix, Inc. + .....................           290              7,874
                                                            --------------
                                                                  51,883
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (0.8%)
Advanced Micro Devices, Inc. + ........           400             11,552
Analog Devices, Inc. + ................           400             17,300
Applied Micro Circuits Corp. + ........           800             13,760
Broadcom Corp. - Class A + ............           500             21,380


70 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Intel Corp. ...........................        16,600      $     485,550
Linear Technology Corp. ...............           400             17,688
Maxim Integrated Products, Inc. + .....           700             30,947
Micron Technology, Inc. + .............           600             24,660
Texas Instruments, Inc. ...............         1,700             53,550
Vitesse Semiconductor Corp. + .........           200              4,208
Xilinx, Inc. + ........................           300             12,372
                                                            --------------
                                                                 692,967
                                                            --------------
ENTERTAINMENT (0.9%)
AOL Time Warner Inc. + ................         9,700            514,100
Viacom, Inc. - Class B + ..............         3,800            196,650
Walt Disney Co. (The) .................         2,400             69,336
                                                            --------------
                                                                 780,086
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ..............           300             17,037
                                                            --------------
FINANCIAL - DIVERSIFIED (1.8%)
Ambac Financial Group, Inc. ...........           460             26,772
American Express Co. ..................         2,800            108,640
Citigroup Inc. ........................        10,600            560,104
Fannie Mae ............................         4,180            355,927
Freddie Mac ...........................         2,860            200,200
J.P. Morgan Chase & Co. ...............         4,220            188,212
Moody's Corp. .........................           500             16,750
Morgan Stanley Dean Witter & Co. ......         2,400            154,152
State Street Corp. ....................           800             39,592
USA Education Inc. ....................           380             27,740
                                                            --------------
                                                               1,678,089
                                                            --------------
FOODS (0.3%)
Campbell Soup Co. .....................         1,000             25,750
ConAgra Foods, Inc. ...................         1,000             19,810
General Mills, Inc. ...................           700             30,646
Heinz (H.J.) Co. ......................           800             32,712
Hershey Foods Corp. ...................           300             18,513
Kellogg Co. ...........................           800             23,200
Quaker Oats Co. .......................           300             27,375
Ralston Purina Group ..................           600             18,012
Sara Lee Corp. ........................         1,600             30,304
Unilever NV ...........................           600             35,742
Wrigley (Wm.) Jr. Co. .................           300             14,055
                                                            --------------
                                                                 276,119
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ..................           700             29,393
Reebok International Ltd. + ...........           160              5,112
                                                            --------------
                                                                  34,505
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........           390             13,767
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ....................           600              9,090
Placer Dome, Inc. .....................         1,000              9,800
                                                            --------------
                                                                  18,890
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................           300             11,838
Stanley Works (The) ...................           300             12,564
                                                            --------------
                                                                  24,402
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (1.5%)
Allergan, Inc. ........................           400             34,200
Eli Lilly & Co. .......................         2,400            177,600
Forest Laboratories, Inc. - Class A + .           500             35,500
King Pharmaceuticals, Inc. + ..........           430             23,112
Merck & Co., Inc. .....................         5,100            325,941
Pfizer, Inc. ..........................        13,200            528,660
Pharmacia Corp. .......................         2,800            128,660
Schering-Plough Corp. .................         3,100            112,344
                                                            --------------
                                                               1,366,017
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.1%)
HCA - The Healthcare Co. ..............         1,400             63,266
Tenet Healthcare Corp. + ..............           800             41,272
                                                            --------------
                                                                 104,538
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ....................           430             13,653
                                                            --------------
HEALTH CARE - MANAGED CARE (0.2%)
CIGNA Corp. ...........................           400             38,328
Humana, Inc. + ........................           460              4,531
UnitedHealth Group Inc. ...............         1,430             88,302
Wellpoint Health Networks, Inc. + .....           220             20,733
                                                            --------------
                                                                 151,894
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.4%)
Applera Corp. .........................           500             13,375
Bard (C.R.) Inc. ......................            90              5,125
Bausch & Lomb, Inc. ...................           170              6,161
Baxter International, Inc. ............         1,280             62,720
Becton, Dickinson & Co. ...............           600             21,474
Biomet, Inc. ..........................           500             24,030
Boston Scientific Corp. + .............           800             13,600
Guidant Corp. .........................           600             21,600
Medtronic, Inc. .......................         2,600            119,626
St. Jude Medical, Inc. + ..............           350             21,000
Stryker Corp. .........................           400             21,940
                                                            --------------
                                                                 330,651
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................         1,200             19,164
                                                            --------------
HEALTH CARE DIVERSIFIED (0.9%)
Abbott Laboratories ...................         3,300            158,433
American Home Products Corp. ..........         1,300             75,972
Bristol-Myers Squibb Co. ..............         4,100            214,430
Johnson & Johnson .....................         7,082            354,100
                                                            --------------
                                                                 802,935
                                                            --------------
HOMEBUILDING (0.0%)
Centex Corp. ..........................           100              4,075
KB HOME ...............................           100              3,017
Pulte Homes, Inc. .....................           130              5,542
                                                            --------------
                                                                  12,634
                                                            --------------


    See Notes to Portfolio of Investments.                                    71

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.0%)
Leggett & Platt, Inc. .................           200       $      4,406
Maytag Corp. ..........................           200              5,852
Whirlpool Corp. .......................           180             11,250
                                                            --------------
                                                                  21,508
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.4%)
Clorox Co. ............................           500             16,925
Colgate-Palmolive Co. .................         1,200             70,788
Kimberly-Clark Corp. ..................         1,200             67,080
Procter & Gamble Co. ..................         2,900            185,020
                                                            --------------
                                                                 339,813
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ..................           200              7,672
Tupperware Corp. ......................           160              3,749
                                                            --------------
                                                                  11,421
                                                            --------------
INSURANCE - LIFE/HEALTH (0.4%)
AFLAC, Inc. ...........................         2,210             69,593
American General Corp. ................         1,700             78,965
Conseco, Inc. .........................         1,300             17,745
Jefferson-Pilot Corp. .................           450             21,744
Lincoln National Corp. ................           700             36,225
MetLife, Inc. .........................         1,900             58,862
Torchmark Corp. .......................           400             16,084
UnumProvident Corp. ...................         1,110             35,653
                                                            --------------
                                                                 334,871
                                                            --------------
INSURANCE - MULTI-LINE (0.6%)
American International Group, Inc. ....         4,900            421,400
Hartford Financial Services Group, Inc.         1,090             74,556
Loews Corp. ...........................           680             43,812
                                                            --------------
                                                                 539,768
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.3%)
Allstate Corp. (The) ..................         2,370            104,256
Chubb Corp. ...........................           400             30,972
Cincinnati Financial Corp. ............           400             15,800
MBIA, Inc. ............................           525             29,232
MGIC Investment Corp. .................           400             29,056
Progressive Corp. .....................           330             44,613
SAFECO Corp. ..........................           300              8,850
St. Paul Co., Inc. ....................           500             25,345
                                                            --------------
                                                                 288,124
                                                            --------------
INSURANCE BROKERS (0.1%)
Aon Corp. .............................           500             17,500
Marsh & McLennan Co., Inc. ............           600             60,600
                                                            --------------
                                                                  78,100
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.2%)
Bear Stearns Co., Inc. (The) ..........           470             27,716
Charles Schwab Corp. ..................         1,600             24,480
Merrill Lynch & Co., Inc. .............         2,000            118,500
                                                            --------------
                                                                 170,696
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ..............           500             22,885
Price (T. Rowe) Associates, Inc. ......           400             14,956
Stilwell Financial, Inc. ..............           700             23,492
                                                            --------------
                                                                  61,333
                                                            --------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. .......................           300              7,209
Mattel, Inc. ..........................         1,000             18,920
                                                            --------------
                                                                  26,129
                                                            --------------
LODGING - HOTELS (0.1%)
Carnival Corp. ........................         1,400             42,980
Hilton Hotels Corp. ...................         1,000             11,600
Marriott International, Inc. ..........           600             28,404
                                                            --------------
                                                                  82,984
                                                            --------------
MACHINERY - DIVERSIFIED (0.1%)
Caterpillar, Inc. .....................           700             35,035
Deere & Co. ...........................           500             18,925
Dover Corp. ...........................           400             15,060
Ingersoll-Rand Co. ....................           500             20,600
Timken Co. ............................           250              4,235
                                                            --------------
                                                                  93,855
                                                            --------------
MANUFACTURING - DIVERSIFIED (0.8%)
Crane Co. .............................           150              4,650
Danaher Corp. .........................           300             16,800
Eaton Corp. ...........................           100              7,010
Honeywell International Inc. ..........         2,000             69,980
Illinois Tool Works, Inc. .............           600             37,980
ITT Industries, Inc. ..................           300             13,275
Johnson Controls, Inc. ................           300             21,741
Minnesota Mining and Manufacturing Co.
 (3M)..................................           900            102,690
National Service Industries, Inc. .....           170              3,837
Parker-Hannifin Corp. .................           200              8,488
Textron, Inc. .........................           300             16,512
Thermo Electron Corp. + ...............           600             13,212
Tyco International Ltd. ...............         6,542            356,539
United Technologies Corp. .............         1,000             73,260
                                                            --------------
                                                                 745,974
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ..................           200             10,210
                                                            --------------
METALS MINING (0.0%)
Inco Ltd. .............................           500              8,630
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.4%)
Dynegy Inc. - Class A .................           700             32,550
El Paso Energy Corp. ..................         1,084             56,953
Enron Corp. ...........................         2,400            117,600
KeySpan Energy Corp. ..................           500             18,240
Kinder Morgan, Inc. ...................           400             20,100
NICOR, Inc. ...........................           200              7,796
NiSource Inc. .........................           730             19,951
ONEOK, Inc. ...........................           200              3,940
Peoples Energy Corp. ..................           100              4,020
Sempra Energy .........................           470             12,850


72 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
Williams Co.'s, Inc. (The) ............         1,300       $     42,835
                                                            --------------
                                                                 336,835
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ....................           700             29,484
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.2%)
Baker Hughes Inc. .....................           800             26,800
Halliburton Co. .......................           500             17,800
Nabors Industries, Inc. + .............           400             14,880
Noble Drilling Corp. + ................           700             22,925
Rowan Co., Inc. + .....................           290              6,409
Schlumberger Ltd. .....................           700             36,855
Transocean Sedco Forex Inc. ...........           600             24,750
                                                            --------------
                                                                 150,419
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.2%)
Anadarko Petroleum Corp. ..............         1,230             66,457
Apache Corp. ..........................           400             20,300
Burlington Resources, Inc. ............           800             31,960
Devon Energy Corp. ....................           400             21,000
EOG Resources, Inc. ...................           460             16,353
Kerr-McGee Corp. ......................           300             19,881
Unocal Corp. ..........................           800             27,320
                                                            --------------
                                                                 203,271
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ......................           300             12,030
Sunoco, Inc. ..........................           340             12,454
Tosco Corp. ...........................           560             24,668
                                                            --------------
                                                                  49,152
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.3%)
Amerada Hess Corp. ....................           350             28,280
Conoco Inc. - Class B .................         2,500             72,250
Occidental Petroleum Corp. ............         1,260             33,503
Phillips Petroleum Co. ................         1,060             60,420
USX-Marathon Group ....................         1,450             42,790
                                                            --------------
                                                                 237,243
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (1.6%)
Chevron Corp. .........................         2,700            244,350
Exxon Mobil Corp. .....................         7,600            663,860
Royal Dutch Petroleum Co. .............         7,400            431,198
Texaco, Inc. ..........................         1,900            126,540
                                                            --------------
                                                               1,465,948
                                                            --------------
PAPER & FOREST PRODUCTS (0.1%)
Boise Cascade Corp. ...................           240              8,441
Georgia-Pacific Corp. .................           500             16,925
International Paper Co. ...............         1,100             39,270
Mead Corp. ............................           300              8,142
Westvaco Corp. ........................           300              7,287
Weyerhaeuser Co. ......................           500             27,485
Willamette Industries, Inc. ...........           300             14,850
                                                            --------------
                                                                 122,400
                                                            --------------
PERSONAL CARE (0.1%)
Alberto-Culver Co. - Class B ..........           200              8,408
Avon Products, Inc. ...................           600             27,768
Gillette Co. ..........................         2,200             63,778
                                                            --------------
                                                                  99,954
                                                            --------------
PHOTOGRAPHY/IMAGING (0.0%)
Eastman Kodak Co. .....................           600            28,008
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + .......................           300             11,340
                                                            --------------
PUBLISHING (0.0%)
McGraw-Hill Co., Inc. (The) ...........           500             33,075
Meredith Corp. ........................           200              7,162
                                                            --------------
                                                                  40,237
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. .................           100              5,971
Gannett Co., Inc. .....................           700             46,130
New York Times Co. ....................           300             12,600
                                                            --------------
                                                                  64,701
                                                            --------------
RAILROADS (0.1%)
Burlington Northern Santa Fe Corp. ....         1,000             30,170
CSX Corp. .............................           600             21,744
Norfolk Southern Corp. ................         1,000             20,700
Union Pacific Corp. ...................           700             38,437
                                                            --------------
                                                                 111,051
                                                            --------------
REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc...................................           470             17,522
                                                            --------------
RESTAURANTS (0.1%)
Darden Restaurants, Inc. ..............           470             13,113
McDonald's Corp. ......................         2,800             75,768
Starbucks Corp. + .....................           900             20,700
Tricon Global Restaurants, Inc. + .....           300             13,170
Wendy's International, Inc. ...........           350              8,939
                                                            --------------
                                                                 131,690
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.3%)
Home Depot, Inc. ......................         4,900            228,095
Lowe's Co., Inc. ......................           400             29,020
Sherwin-Williams Co. ..................           500             11,100
                                                            --------------
                                                                 268,215
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.0%)
Best Buy Co., Inc. + ..................           500             31,760
RadioShack Corp. ......................           200              6,100
                                                            --------------
                                                                  37,860
                                                            --------------
RETAIL - DEPARTMENT STORES (0.1%)
Federated Department Stores, Inc. + ...           300             12,750
J.C. Penney Co., Inc. .................           600             15,816
Kohl's Corp. + ........................           800             50,184
May Department Stores Co. .............           700             23,982
                                                            --------------
                                                                 102,732
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.3%)
Sears, Roebuck & Co. ..................           700             29,617
Target Corp. ..........................         1,900             65,740
Wal-Mart Stores, Inc. .................         4,300            209,840
                                                            --------------
                                                                 305,197
                                                            --------------


    See Notes to Portfolio of Investments.                                    73

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ......................           410        $    15,375
Bed Bath & Beyond, Inc. + .............           700             21,000
Staples, Inc. + .......................           800             12,792
Tiffany & Co. .........................           400             14,488
Toys "R" Us, Inc. + ...................           400              9,900
                                                            --------------
                                                                  73,555
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) .......................         1,000             29,000
Limited, Inc. (The) ...................           600              9,912
TJX Companies, Inc. ...................           700             22,309
                                                            --------------
                                                                  61,221
                                                            --------------
RETAIL STORES - DRUG STORE (0.1%)
CVS Corp. .............................         1,100             42,460
Walgreen Co. ..........................         2,200             75,130
                                                            --------------
                                                                 117,590
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.2%)
Albertson's, Inc. .....................         1,000             29,990
Kroger Co. (The) + ....................         1,800             45,000
Safeway, Inc. + .......................         1,300             62,400
                                                            --------------
                                                                 137,390
                                                            --------------
SAVINGS & LOAN COMPANIES (0.2%)
Charter One Financial, Inc. ...........           700             22,330
Golden West Financial Corp. ...........           690             44,325
Washington Mutual Financial Corp. .....         3,685            138,372
                                                            --------------
                                                                 205,027
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. ......           300              8,805
Omnicom Group, Inc. ...................           200             17,200
TMP Worldwide Inc. + ..................           300             17,733
                                                            --------------
                                                                  43,738
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .......................           900             17,550
Convergys Corp. + .....................           400             12,100
H&R Block, Inc. .......................           440             28,402
IMS Health, Inc. ......................           800             22,800
                                                            --------------
                                                                  80,852
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.1%)
Computer Sciences Corp. + .............           300             10,380
Electronic Data Systems Corp. .........         1,000             62,500
Sabre Holdings Corp. + ................           300             15,000
                                                            --------------
                                                                  87,880
                                                            --------------
SERVICES - DATA PROCESSING (0.3%)
Automatic Data Processing, Inc. .......         1,400             69,580
Concord EFS, Inc. + ...................           500             26,005
First Data Corp. ......................         1,000             64,250
Fiserv, Inc. + ........................           480             30,710
Paychex, Inc. .........................           900             36,000
                                                            --------------
                                                                 226,545
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + .....           200              4,978
                                                            --------------

SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................           200              5,780
RR Donnelley & Sons Co. ...............           400             11,880
                                                            --------------
                                                                  17,660
                                                            --------------
STEEL (0.0%)
Allegheny Technologies Inc. ...........           220              3,980
Nucor Corp. ...........................           250             12,222
Worthington Industries ................           200              2,720
                                                            --------------
                                                                  18,922
                                                            --------------
TELEPHONE (0.9%)
ALLTEL Corp. ..........................           300             18,378
BellSouth Corp. .......................         4,000            161,080
SBC Communications, Inc. ..............         7,400            296,444
Verizon Communications ................         6,000            321,000
                                                            --------------
                                                                 796,902
                                                            --------------
TELEPHONE LONG DISTANCE (0.2%)
AT&T Corp. ............................         7,500            165,000
WorldCom, Inc. + ......................         2,800             41,888
                                                            --------------
                                                                 206,888
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................           170              8,577
VF Corp. ..............................           400             14,552
                                                            --------------
                                                                  23,129
                                                            --------------
TOBACCO (0.4%)
Philip Morris Co. Inc. ................         7,460            378,595
UST, Inc. .............................           500             14,430
                                                            --------------
                                                                 393,025
                                                            --------------
TRUCKERS (0.0%)
Ryder System, Inc. ....................           210              4,116
                                                            --------------
TRUCKS & PARTS (0.0%)
Navistar International Corp. + ........           170              4,782
PACCAR, Inc. ..........................           200             10,284
                                                            --------------
                                                                  15,066
                                                            --------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + .......           400              7,472
Waste Management, Inc. ................         1,700             52,394
                                                            --------------
                                                                  59,866
                                                            --------------
TOTAL COMMON STOCKS
 (COST $25,031,606)                                           24,099,503
                                                            --------------
                                           PRINCIPAL
                                             AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (72.2%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 03/14/06 ................   $10,000,000          7,698,400
Federal National Mortgage Assoc.,
 Zero Coupon, 12/13/05 ................    20,000,000         15,723,200
U.S. Treasury Strip, Zero Coupon,
 11/15/05..............................    53,233,000         42,900,475
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $66,076,831)                                                 66,322,075
                                                            --------------


74 See Notes to Financial Statements.

                                          PRINCIPAL            MARKET
                                            AMOUNT             VALUE
                                         --------------     --------------
SHORT-TERM INVESTMENTS (1.6%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 ......................  $  1,208,000        $ 1,208,000
U.S. Treasury Bill, 3.84%, 10/04/01 @ .       300,000            297,225
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,505,055)                                             1,505,225
                                                            --------------
TOTAL INVESTMENTS (COST $92,613,492)(A)                       91,926,803
OTHER ASSETS LESS LIABILITIES                                    (42,045)
                                                            --------------
TOTAL NET ASSETS                                             $91,884,758
                                                            ==============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $94,074,941. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains............................            $         --
Unrealized losses...........................             (2,148,138)
                                              ----------------------
 Net unrealized loss........................            $(2,148,138)
                                              ======================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                          NO. OF        MARKET      EXPIRATION     UNREALIZED
                         CONTRACTS      VALUE          DATE        GAIN/(LOSS)
                        -----------  ------------  ------------  ---------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       4        $1,231,700      Sep 01       $  (33,053)
                                     ===========                 =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        75

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES L

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMON STOCKS (51.4%)
AEROSPACE/DEFENSE (0.8%)
Boeing Co. .............................         6,690       $   371,964
General Dynamics Corp. .................         1,520           118,271
Goodrich (B.F.) Co. ....................           600            22,788
Lockheed Martin Corp. ..................         3,310           122,636
Northrop Grumman Corp. .................           340            27,234
Raytheon Co. ...........................         1,000            26,550
                                                             -------------
                                                                 689,443
                                                             -------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. .............         2,700            35,100
                                                             -------------
AIR FREIGHT (0.1%)
FedEx Corp. + ..........................         1,300            52,260
                                                             -------------
AIRLINES (0.1%)
AMR Corp. + ............................           700            25,291
Delta Air Lines, Inc. ..................           300            13,224
Southwest Airlines Co. .................         3,300            61,017
                                                             -------------
                                                                  99,532
                                                             -------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ....................         1,300            54,626
Alcoa Inc. .............................         3,500           137,900
                                                             -------------
                                                                 192,526
                                                             -------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Automotive Systems Corp. ........         1,600            25,488
Genuine Parts Co. ......................           500            15,750
Snap-On, Inc. ..........................           300             7,248
TRW, Inc. ..............................           500            20,500
Visteon Corp. ..........................           800            14,704
                                                             -------------
                                                                  83,690
                                                             -------------
AUTOMOBILES (0.6%)
Ford Motor Co. .........................        13,990           343,454
General Motors Corp. ...................         2,300           148,005
                                                             -------------
                                                                 491,459
                                                             -------------
BANKS - MAJOR REGIONAL (2.2%)
AmSouth Bancorporation .................         1,800            33,282
Bank of New York Co., Inc. .............         3,100           148,800
Bank One Corp. .........................         2,100            75,180
BB&T Corp. .............................         1,700            62,390
Comerica, Inc. .........................         1,060            61,056
Fifth Third Bancorp ....................         2,344           140,757
Fleet Boston Financial Corp. ...........         4,500           177,525
Huntington Bancshares Inc. .............         1,100            17,985
KeyCorp ................................         1,700            44,285
Mellon Financial Corp. .................         2,100            96,600
National City Corp. ....................         2,600            80,028
Northern Trust Corp. ...................           900            56,250
PNC Financial Services Group ...........         1,300            85,527
Regions Financial Corp. ................         1,000            32,000
SouthTrust Corp. .......................         1,360            35,360
Suntrust Banks, Inc. ...................         1,300            84,214
Synovus Financial Corp. ................         1,100            34,518
U.S. Bancorp ...........................         8,000           182,320
Union Planters Corp. ...................           600            26,160
Wachovia Corp. .........................           900            64,035
Wells Fargo & Co. ......................         6,700           311,081
                                                             -------------
                                                               1,849,353
                                                             -------------
BANKS - MONEY CENTER (0.6%)
Bank of America Corp. ..................         6,300           378,189
First Union Corp. ......................         4,000           139,760
                                                             -------------
                                                                 517,949
                                                             -------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ...............         3,700           152,440
Brown-Forman Corp. .....................           200            12,788
Coors (Adolph) Co. .....................           200            10,036
                                                             -------------
                                                                 175,264
                                                             -------------
BEVERAGES - NON-ALCOHOLIC (0.9%)
Coca-Cola Co. (The) ....................         9,800           441,000
Pepsi Bottling Group, Inc. (The) .......         1,300            52,130
PepsiCo, Inc. ..........................         5,700           251,940
                                                             -------------
                                                                 745,070
                                                             -------------
BIOTECHNOLOGY (0.3%)
Amgen, Inc. + ..........................         2,100           127,428
Biogen, Inc. + .........................           300            16,308
Chiron Corp. + .........................           800            40,800
MedImmune, Inc. + ......................           900            42,480
                                                             -------------
                                                                 227,016
                                                             -------------
BUILDING MATERIALS GROUP (0.0%)
Masco Corp. ............................         1,200            29,952
                                                             -------------
CHEMICALS (0.5%)
Air Products and Chemicals, Inc. .......         1,000            45,750
Dow Chemical Co. .......................         1,700            56,525
Du Pont (E.I.) de Nemours ..............         4,300           207,432
Eastman Chemical Co. ...................           500            23,815
Praxair, Inc. ..........................           600            28,200
Rohm & Haas Co. ........................           900            29,610
                                                             -------------
                                                                 391,332
                                                             -------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. ........................           300             7,737
FMC Corp. + ............................           100             6,856
PPG Industries Inc. ....................           500            26,285
                                                             -------------
                                                                  40,878
                                                             -------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ...........................           600            24,582
International Flavors & Fragrances, Inc.           400            10,052
Sigma-Aldrich Corp. ....................           400            15,448
                                                             -------------
                                                                  50,082
                                                             -------------
COMMUNICATIONS EQUIPMENT (0.6%)
Comverse Technology, Inc. + ............           800            46,096
Corning, Inc. ..........................         4,090            68,344
JDS Uniphase Corp. + ...................         5,700            72,675
Nortel Networks Corp. ..................         6,400            58,176
QUALCOMM Inc. + ........................         3,300           192,984


76 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc. ...............           600       $    24,360
                                                             -------------
                                                                 462,635
                                                             -------------
COMPUTERS - HARDWARE (1.9%)
Apple Computer, Inc. + .................         1,400            32,550
Compaq Computer Corp. ..................         7,600           117,724
Dell Computer Corp. + ..................        10,200           264,690
Gateway, Inc. + ........................           900            14,805
Hewlett-Packard Co. ....................         3,900           111,540
International Business Machines Corp. ..         6,900           779,700
NCR Corp. + ............................           500            23,500
Palm, Inc. + ...........................         2,600            15,782
Sun Microsystems, Inc. + ...............        14,700           231,084
                                                             -------------
                                                               1,591,375
                                                             -------------
COMPUTERS - NETWORKING (0.7%)
Avaya Inc. + ...........................           800            10,960
Cisco Systems, Inc. + ..................        29,400           535,080
Network Appliance, Inc. + ..............         1,400            19,180
                                                             -------------
                                                                 565,220
                                                             -------------
COMPUTERS - PERIPHERALS (0.4%)
EMC Corp. ..............................        10,000           290,500
Lexmark International Group, Inc. + ....           600            40,350
                                                             -------------
                                                                 330,850
                                                             -------------
COMPUTERS SOFTWARE/SERVICES (3.1%)
Adobe Systems, Inc. ....................         1,000            47,000
Autodesk, Inc. .........................           300            11,190
BMC Software, Inc. + ...................         1,100            24,794
Citrix Systems, Inc. + .................           900            31,410
Computer Associates International, Inc.          4,000           144,000
Compuware Corp. + ......................         1,800            25,182
Intuit Inc. + ..........................           900            35,991
Mercury Interactive Corp. + ............           500            29,950
Microsoft Corp. + ......................        21,600         1,568,160
Oracle Corp. + .........................        22,200           421,800
PeopleSoft, Inc. + .....................         1,300            63,999
Siebel Systems, Inc. + .................         1,900            89,110
Unisys Corp. + .........................         1,300            19,123
VERITAS Software Corp. + ...............         1,700           113,101
                                                             -------------
                                                               2,624,810
                                                             -------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ...................           500            26,875
                                                             -------------
CONSUMER FINANCE (0.5%)
Capital One Financial Corp. ............           900            54,000
Countrywide Credit Industries, Inc. ....           500            22,940
Household International, Inc. ..........         2,060           137,402
MBNA Corp. .............................         3,530           116,313
Providian Financial Corp. ..............         1,200            71,040
                                                             -------------
                                                                 401,695
                                                             -------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. .............................           100             4,756
                                                             -------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. ........................           300            12,051
Pactiv Corp. + .........................           800            10,720
                                                             -------------
                                                                  22,771
                                                             -------------
DISTRIBUTORS - FOOD & HEALTH (0.3%)
Cardinal Health, Inc. ..................         1,900           131,100
McKesson HBOC, Inc. ....................           800            29,696
SUPERVALU, Inc. ........................           500             8,775
Sysco Corp. ............................         3,000            81,450
                                                             -------------
                                                                 251,021
                                                             -------------
ELECTRIC COMPANIES (1.9%)
Allegheny Energy, Inc. .................           800            38,600
Ameren Corp. ...........................           500            21,350
American Electric Power Co., Inc. ......         1,400            64,638
Cinergy Corp. ..........................         1,200            41,940
CMS Energy Corp. .......................           950            26,458
Consolidated Edison, Inc. ..............           900            35,820
Constellation Energy Group .............         1,100            46,860
Dominion Resources, Inc. ...............         2,100           126,273
DTE Energy Co. .........................           900            41,796
Duke Energy Corp. ......................         4,700           183,347
Entergy Corp. ..........................         1,710            65,647
Exelon Corp. ...........................         2,400           153,888
FirstEnergy Corp. ......................         1,730            55,637
FPL Group, Inc. ........................         1,400            84,294
GPU, Inc. ..............................           900            31,635
Mirant Corp. + .........................         2,113            72,687
Niagara Mohawk Holdings Inc. + .........           700            12,383
Pinnacle West Capital Corp. ............           600            28,440
PPL Corp. ..............................         1,090            59,950
Progress Energy, Inc. ..................         1,500            67,380
Public Service Enterprise Group, Inc. ..         1,250            61,125
Reliant Energy Inc. ....................         2,250            72,472
Southern Co. ...........................         4,600           106,950
TXU Corp. ..............................         1,600            77,104
Xcel Energy, Inc. ......................         2,710            77,099
                                                             -------------
                                                               1,653,773
                                                             -------------
ELECTRICAL EQUIPMENT (2.4%)
Cooper Industries, Inc. ................           500            19,795
Emerson Electric Co. ...................         1,700           102,850
General Electric Co. ...................        39,000         1,901,250
Power-One, Inc. + ......................           440             7,322
Rockwell International Corp. ...........           800            30,496
                                                             -------------
                                                               2,061,713
                                                             -------------
ELECTRONICS - COMPONENT DIST. (0.0%)
Grainger (W.W.), Inc. ..................           700            28,812
                                                             -------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ...........         1,900            61,750
PerkinElmer, Inc. ......................           600            16,518
Tektronix, Inc. + ......................           400            10,860
                                                             -------------
                                                                  89,128
                                                             -------------
ELECTRONICS - SEMICONDUCTORS (0.9%)
Advanced Micro Devices, Inc. + .........         1,600            46,208


    See Notes to Portfolio of Investments.                                    77

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Analog Devices, Inc. + .................           700       $    30,275
Applied Micro Circuits Corp. + .........         1,100            18,920
Broadcom Corp. - Class A + .............           700            29,932
Intel Corp. ............................        12,100           353,925
Linear Technology Corp. ................           700            30,954
Maxim Integrated Products, Inc. + ......         1,100            48,631
Micron Technology, Inc. + ..............         1,200            49,320
Texas Instruments, Inc. ................         3,500           110,250
Vitesse Semiconductor Corp. + ..........           400             8,416
Xilinx, Inc. + .........................           700            28,868
                                                             -------------
                                                                 755,699
                                                             -------------
ENTERTAINMENT (1.7%)
AOL Time Warner Inc. + .................        17,400           922,200
Viacom, Inc. - Class B + ...............         7,000           362,250
Walt Disney Co. (The) ..................         4,200           121,338
                                                             -------------
                                                               1,405,788
                                                             -------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ...............           600            34,074
                                                             -------------
FINANCIAL - DIVERSIFIED (3.7%)
Ambac Financial Group, Inc. ............           770            44,814
American Express Co. ...................         5,200           201,760
Citigroup Inc. .........................        19,700         1,040,948
Fannie Mae .............................         7,740           659,061
Freddie Mac ............................         5,400           378,000
J.P. Morgan Chase & Co. ................         8,200           365,720
Moody's Corp. ..........................           700            23,450
Morgan Stanley Dean Witter & Co. .......         4,400           282,612
State Street Corp. .....................         1,400            69,286
USA Education Inc. .....................           700            51,100
                                                             -------------
                                                               3,116,751
                                                             -------------
FOODS (0.6%)
Campbell Soup Co. ......................         1,800            46,350
ConAgra Foods, Inc. ....................         2,400            47,544
General Mills, Inc. ....................         1,200            52,536
Heinz (H.J.) Co. .......................         1,400            57,246
Hershey Foods Corp. ....................           500            30,855
Kellogg Co. ............................         1,600            46,400
Quaker Oats Co. ........................           600            54,750
Ralston Purina Group ...................         1,300            39,026
Sara Lee Corp. .........................         3,100            58,714
Unilever NV ............................         1,200            71,484
Wrigley (Wm.) Jr. Co. ..................           800            37,480
                                                             -------------
                                                                 542,385
                                                             -------------
FOOTWEAR (0.1%)
NIKE, Inc. - Class B ...................         1,200            50,388
Reebok International Ltd. + ............           200             6,390
                                                             -------------
                                                                  56,778
                                                             -------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + .........           500            17,650
                                                             -------------
GOLD/PRECIOUS METALS MINING (0.1%)
Barrick Gold Corp. .....................         1,900            28,785
Placer Dome, Inc. ......................         1,300            12,740
                                                             -------------
                                                                  41,525
                                                             -------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ...................           400            15,784
Stanley Works (The) ....................           400            16,752
                                                             -------------
                                                                  32,536
                                                             -------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.9%)
Allergan, Inc. .........................           570            48,735
Eli Lilly & Co. ........................         4,500           333,000
Forest Laboratories, Inc. - Class A + ..           800            56,800
King Pharmaceuticals, Inc. + ...........           740            39,775
Merck & Co., Inc. ......................         9,100           581,581
Pfizer, Inc. ...........................        24,800           993,240
Pharmacia Corp. ........................         5,200           238,940
Schering-Plough Corp. ..................         5,800           210,192
                                                             -------------
                                                               2,502,263
                                                             -------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.2%)
HCA - The Healthcare Co. ...............         2,300           103,937
Tenet Healthcare Corp. + ...............         1,400            72,226
                                                             -------------
                                                                 176,163
                                                             -------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + .....................           750            23,813
                                                             -------------
HEALTH CARE - MANAGED CARE (0.3%)
CIGNA Corp. ............................           710            68,032
Humana, Inc. + .........................           900             8,865
UnitedHealth Group Inc. ................         2,540           156,845
Wellpoint Health Networks, Inc. + ......           460            43,351
                                                             -------------
                                                                 277,093
                                                             -------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.8%)
Applera Corp. ..........................           900            24,075
Bard (C.R.) Inc. .......................           300            17,085
Bausch & Lomb, Inc. ....................           300            10,872
Baxter International, Inc. .............         2,680           131,320
Becton, Dickinson & Co. ................         1,100            39,369
Biomet, Inc. ...........................         1,300            62,478
Boston Scientific Corp. + ..............         1,700            28,900
Guidant Corp. ..........................         1,300            46,800
Medtronic, Inc. ........................         4,800           220,848
St. Jude Medical, Inc. + ...............           600            36,000
Stryker Corp. ..........................           800            43,880
                                                             -------------
                                                                 661,627
                                                             -------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ....................         1,700            27,149
                                                             -------------
HEALTH CARE DIVERSIFIED (1.7%)
Abbott Laboratories ....................         6,100           292,861
American Home Products Corp. ...........         2,700           157,788
Bristol-Myers Squibb Co. ...............         7,600           397,480
Johnson & Johnson ......................        12,666           633,300
                                                             -------------
                                                               1,481,429
                                                             -------------
HOMEBUILDING (0.0%)
Centex Corp. ...........................           390            15,893


78 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOMEBUILDING (CONTINUED)
KB HOME ................................           100       $     3,017
Pulte Homes, Inc. ......................           200             8,526
                                                             -------------
                                                                  27,436
                                                             -------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. ..................           900            19,827
Maytag Corp. ...........................           200             5,852
Whirlpool Corp. ........................           470            29,375
                                                             -------------
                                                                  55,054
                                                             -------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.7%)
Clorox Co. .............................         1,000            33,850
Colgate-Palmolive Co. ..................         2,400           141,576
Kimberly-Clark Corp. ...................         2,300           128,570
Procter & Gamble Co. ...................         5,100           325,380
                                                             -------------
                                                                 629,376
                                                             -------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ...................           700            26,852
Tupperware Corp. .......................           350             8,200
                                                             -------------
                                                                  35,052
                                                             -------------
INSURANCE - LIFE/HEALTH (0.7%)
AFLAC, Inc. ............................         3,950           124,386
American General Corp. .................         3,470           161,181
Conseco, Inc. ..........................         1,400            19,110
Jefferson-Pilot Corp. ..................           900            43,488
Lincoln National Corp. .................         1,510            78,143
MetLife, Inc. ..........................         3,300           102,234
Torchmark Corp. ........................           800            32,168
UnumProvident Corp. ....................         1,720            55,246
                                                             -------------
                                                                 615,956
                                                             -------------
INSURANCE - MULTI-LINE (1.2%)
American International Group, Inc. .....         9,200           791,200
Hartford Financial Services Group, Inc.          1,850           126,540
Loews Corp. ............................         1,270            81,826
                                                             -------------
                                                                 999,566
                                                             -------------
INSURANCE - PROPERTY/CASUALTY (0.6%)
Allstate Corp. (The) ...................         4,500           197,955
Chubb Corp. ............................           600            46,458
Cincinnati Financial Corp. .............           600            23,700
MBIA, Inc. .............................         1,085            60,413
MGIC Investment Corp. ..................           810            58,838
Progressive Corp. ......................           570            77,058
SAFECO Corp. ...........................           600            17,700
St. Paul Co., Inc. .....................         1,100            55,759
                                                             -------------
                                                                 537,881
                                                             -------------
INSURANCE BROKERS (0.2%)
Aon Corp. ..............................         1,100            38,500
Marsh & McLennan Co., Inc. .............         1,000           101,000
                                                             -------------
                                                                 139,500
                                                             -------------
INVESTMENT BANKING/BROKERAGE (0.3%)
Bear Stearns Co., Inc. (The) ...........           500            29,485
Charles Schwab Corp. ...................         2,800            42,840
Merrill Lynch & Co., Inc. ..............         3,400           201,450
                                                             -------------
                                                                 273,775
                                                             -------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ...............         1,000            45,770
Price (T. Rowe) Associates, Inc. .......           600            22,434
Stilwell Financial, Inc. ...............           900            30,204
                                                             -------------
                                                                  98,408
                                                             -------------
LEISURE TIME - PRODUCTS (0.1%)
Brunswick Corp. ........................           400             9,612
Mattel, Inc. ...........................         1,900            35,948
                                                             -------------
                                                                  45,560
                                                             -------------
LODGING - HOTELS (0.2%)
Carnival Corp. .........................         2,000            61,400
Hilton Hotels Corp. ....................         1,500            17,400
Marriott International, Inc. ...........         1,100            52,074
                                                             -------------
                                                                 130,874
                                                             -------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. ......................         1,500            75,075
Deere & Co. ............................           500            18,925
Dover Corp. ............................           400            15,060
Ingersoll-Rand Co. .....................           900            37,080
Timken Co. .............................           300             5,082
                                                             -------------
                                                                 151,222
                                                             -------------
MANUFACTURING - DIVERSIFIED (1.6%)
Crane Co. ..............................           300             9,300
Danaher Corp. ..........................           700            39,200
Eaton Corp. ............................           300            21,030
Honeywell International Inc. ...........         3,300           115,467
Illinois Tool Works, Inc. ..............         1,200            75,960
ITT Industries, Inc. ...................           500            22,125
Johnson Controls, Inc. .................           400            28,988
Minnesota Mining and
 Manufacturing Co. (3M) ................         1,600           182,560
National Service Industries, Inc. ......           200             4,514
Parker-Hannifin Corp. ..................           300            12,732
Textron, Inc. ..........................           700            38,528
Thermo Electron Corp. + ................           800            17,616
Tyco International Ltd. ................        12,026           655,417
United Technologies Corp. ..............         1,900           139,194
                                                             -------------
                                                               1,362,631
                                                             -------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ...................           500            25,525
                                                             -------------
METALS MINING (0.0%)
Inco Ltd. ..............................         1,400            24,164
                                                             -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.8%)
Dynegy Inc. - Class A ..................         1,500            69,750
El Paso Energy Corp. ...................         2,200           115,588
Enron Corp. ............................         5,100           249,900
KeySpan Energy Corp. ...................         1,000            36,480
Kinder Morgan, Inc. ....................           500            25,125


    See Notes to Portfolio of Investments.                                    79

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
NICOR, Inc. ............................           200       $     7,796
NiSource Inc. ..........................         1,520            41,542
ONEOK, Inc. ............................           200             3,940
Peoples Energy Corp. ...................           100             4,020
Sempra Energy ..........................         1,500            41,010
Williams Co.'s, Inc. (The) .............         1,700            56,015
                                                             -------------
                                                                 651,166
                                                             -------------
OFFICE EQUIPMENT & SUPPLIES (0.1%)
Pitney Bowes, Inc. .....................         1,100            46,332
                                                             -------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. ......................         1,400            46,900
Halliburton Co. ........................           900            32,040
Nabors Industries, Inc. + ..............           300            11,160
Noble Drilling Corp. + .................         1,200            39,300
Rowan Co., Inc. + ......................           600            13,260
Schlumberger Ltd. ......................         1,200            63,180
Transocean Sedco Forex Inc. ............         1,300            53,625
                                                             -------------
                                                                 259,465
                                                             -------------
OIL & GAS - EXPLORATION/PRODUCTION (0.4%)
Anadarko Petroleum Corp. ...............         1,910           103,197
Apache Corp. ...........................           500            25,375
Burlington Resources, Inc. .............         1,000            39,950
Devon Energy Corp. .....................           500            26,250
EOG Resources, Inc. ....................           890            31,640
Kerr-McGee Corp. .......................           700            46,389
Unocal Corp. ...........................         2,000            68,300
                                                             -------------
                                                                 341,101
                                                             -------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. .......................           400            16,040
Sunoco, Inc. ...........................           600            21,978
Tosco Corp. ............................         1,100            48,455
                                                             -------------
                                                                  86,473
                                                             -------------
OIL - DOMESTIC INTEGRATED (0.5%)
Amerada Hess Corp. .....................           600            48,480
Conoco Inc. - Class B ..................         5,170           149,413
Occidental Petroleum Corp. .............         2,600            69,134
Phillips Petroleum Co. .................         1,990           113,430
USX-Marathon Group .....................         2,300            67,873
                                                             -------------
                                                                 448,330
                                                             -------------
OIL - INTERNATIONAL INTEGRATED (3.1%)
Chevron Corp. ..........................         4,900           443,450
Exxon Mobil Corp. ......................        13,900         1,214,165
Royal Dutch Petroleum Co. ..............        13,100           763,337
Texaco, Inc. ...........................         3,500           233,100
                                                             -------------
                                                               2,654,052
                                                             -------------
PAPER & FOREST PRODUCTS (0.3%)
Boise Cascade Corp. ....................           400            14,068
Georgia-Pacific Corp. ..................         1,000            33,850
International Paper Co. ................         2,000            71,400
Mead Corp. .............................           500            13,570
Westvaco Corp. .........................           500            12,145
Weyerhaeuser Co. .......................         1,000            54,970
Willamette Industries, Inc. ............           700            34,650
                                                             -------------
                                                                 234,653
                                                             -------------
PERSONAL CARE (0.2%)
Alberto-Culver Co. - Class B ...........           200             8,408
Avon Products, Inc. ....................         1,000            46,280
Gillette Co. ...........................         4,600           133,354
                                                             -------------
                                                                 188,042
                                                             -------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. ......................         1,200            56,016
                                                             -------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + ........................           600            22,680
                                                             -------------
PUBLISHING (0.1%)
McGraw-Hill Co., Inc. (The) ............           900            59,535
                                                             -------------
PUBLISHING - NEWSPAPERS (0.2%)
Dow Jones & Co., Inc. ..................           300            17,913
Gannett Co., Inc. ......................         1,200            79,080
New York Times Co. .....................           700            29,400
                                                             -------------
                                                                 126,393
                                                             -------------
RAILROADS (0.2%)
Burlington Northern Santa Fe Corp. .....         1,400            42,238
CSX Corp. ..............................           900            32,616
Norfolk Southern Corp. .................         1,500            31,050
Union Pacific Corp. ....................         1,100            60,401
                                                             -------------
                                                                 166,305
                                                             -------------

REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc....................................           420            15,658
                                                             -------------
RESTAURANTS (0.3%)
Darden Restaurants, Inc. ...............           950            26,505
McDonald's Corp. .......................         5,100           138,006
Starbucks Corp. + ......................         1,600            36,800
Tricon Global Restaurants, Inc. + ......           700            30,730
Wendy's International, Inc. ............           600            15,324
                                                             -------------
                                                                 247,365
                                                             -------------
RETAIL - BUILDING SUPPLIES (0.6%)
Home Depot, Inc. .......................         9,200           428,260
Lowe's Co., Inc. .......................           800            58,040
Sherwin-Williams Co. ...................           700            15,540
                                                             -------------
                                                                 501,840
                                                             -------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ...................           800            50,816
RadioShack Corp. .......................           800            24,400
                                                             -------------
                                                                  75,216
                                                             -------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ....           900            38,250
J.C. Penney Co., Inc. ..................         1,200            31,632
Kohl's Corp. + .........................         1,200            75,276
May Department Stores Co. ..............         1,300            44,538
                                                             -------------
                                                                 189,696
                                                             -------------
RETAIL - DISCOUNTERS (0.0%)
Dollar General Corp. ...................           700            13,650
                                                             -------------


80 See Notes to Portfolio of Investments.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.7%)
Sears, Roebuck & Co. ...................         1,500       $    63,465
Target Corp. ...........................         3,900           134,940
Wal-Mart Stores, Inc. ..................         8,100           395,280
                                                             -------------
                                                                 593,685
                                                             -------------
RETAIL - SPECIALITY (0.2%)
AutoZone, Inc. + .......................           700            26,250
Bed Bath & Beyond, Inc. + ..............         1,300            39,000
Office Depot, Inc. + ...................         1,300            13,494
Staples, Inc. + ........................         1,800            28,782
Tiffany & Co. ..........................           700            25,354
Toys "R" Us, Inc. + ....................           900            22,275
                                                             -------------
                                                                 155,155
                                                             -------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) ........................         1,700            49,300
Limited, Inc. (The) ....................         1,700            28,084
TJX Companies, Inc. ....................         1,200            38,244
                                                             -------------
                                                                 115,628
                                                             -------------
RETAIL STORES - DRUG STORE (0.3%)
CVS Corp. ..............................         1,700            65,620
Walgreen Co. ...........................         4,200           143,430
                                                             -------------
                                                                 209,050
                                                             -------------
RETAIL STORES - FOOD CHAINS (0.3%)
Albertson's, Inc. ......................         1,800            53,982
Kroger Co. (The) + .....................         3,000            75,000
Safeway, Inc. + ........................         1,800            86,400
Winn-Dixie Stores, Inc. ................           600            15,678
                                                             -------------
                                                                 231,060
                                                             -------------
SAVINGS & LOAN COMPANIES (0.4%)
Charter One Financial, Inc. ............           900            28,710
Golden West Financial Corp. ............         1,200            77,088
Washington Mutual Financial Corp. ......         7,065           265,291
                                                             -------------
                                                                 371,089
                                                             -------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. .......           700            20,545
Omnicom Group, Inc. ....................           400            34,400
TMP Worldwide Inc. + ...................           500            29,555
                                                             -------------
                                                                  84,500
                                                             -------------
SERVICES - COMMERCIAL & CONSUMER (0.2%)
Cendant Corp. + ........................         1,600            31,200
Convergys Corp. + ......................           600            18,150
H&R Block, Inc. ........................           630            40,666
IMS Health, Inc. .......................         1,300            37,050
                                                             -------------
                                                                 127,066
                                                             -------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Computer Sciences Corp. + ..............           600            20,760
Electronic Data Systems Corp. ..........         1,900           118,750
Sabre Holdings Corp. + .................           500            25,000
                                                             -------------
                                                                 164,510
                                                             -------------
SERVICES - DATA PROCESSING (0.5%)
Automatic Data Processing, Inc. ........         2,600           129,220
Concord EFS, Inc. + ....................           980            50,970
Equifax, Inc. ..........................           600            22,008
First Data Corp. .......................         1,800           115,650
Fiserv, Inc. + .........................           940            60,141
Paychex, Inc. ..........................         1,600            64,000
                                                             -------------
                                                                 441,989
                                                             -------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + ......           800            19,912
                                                             -------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ...........................           300             8,670
RR Donnelley & Sons Co. ................           600            17,820
                                                             -------------
                                                                  26,490
                                                             -------------
STEEL (0.0%)
Nucor Corp. ............................           520            25,423
                                                             -------------
TELEPHONE (1.7%)
ALLTEL Corp. ...........................           600            36,756
BellSouth Corp. ........................         7,500           302,025
CenturyTel, Inc. .......................           600            18,180
SBC Communications, Inc. ...............        13,300           532,798
Verizon Communications .................        10,700           572,450
                                                             -------------
                                                               1,462,209
                                                             -------------
TELEPHONE LONG DISTANCE (0.5%)
AT&T Corp. .............................        13,600           299,200
WorldCom, Inc. + .......................         5,800            86,768
                                                             -------------
                                                                 385,968
                                                             -------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ....................           300            15,135
VF Corp. ...............................           500            18,190
                                                             -------------
                                                                  33,325
                                                             -------------
TOBACCO (0.8%)
Philip Morris Co. Inc. .................        13,460           683,095
UST, Inc. ..............................           700            20,202
                                                             -------------
                                                                 703,297
                                                             -------------
TRUCKS & PARTS (0.0%)
Navistar International Corp. + .........           300             8,439
PACCAR, Inc. ...........................           300            15,426
                                                             -------------
                                                                  23,865
                                                             -------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + ........           900            16,812
Waste Management, Inc. .................         2,200            67,804
                                                             -------------
                                                                  84,616
                                                             -------------
TOTAL COMMON STOCKS
 (COST $42,155,516)                                           43,733,848
                                                             -------------
                                            PRINCIPAL
                                              AMOUNT
                                          --------------
LONG-TERM BONDS AND NOTES (46.9%)
Federal Home Loan Mortgage Corp.,
 Zero Coupon, 03/14/06 .................  $ 15,000,000        11,547,600
Federal National Mortgage Assoc.,
 6.42%, 04/01/11 .......................     9,984,751         9,912,985


    See Notes to Portfolio of Investments.                                    81

                                           PRINCIPAL           MARKET
                                             AMOUNT             VALUE
                                          --------------     -------------
LONG-TERM BONDS AND NOTES (CONTINUED)
U.S. Treasury Note, Zero Coupon,
 02/15/06...............................  $ 23,248,000       $18,428,899
                                                             -------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $40,687,093)                                                 39,889,484
                                                             -------------
SHORT-TERM INVESTMENTS (1.7%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 .......................     1,082,000         1,082,000
U.S. Treasury Bill, 3.84%, 10/04/01 @ ..       400,000           396,300
                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,478,120)                                             1,478,300
                                                             -------------
TOTAL INVESTMENTS
 (COST $84,320,729)(a)                                        85,101,632
OTHER ASSETS LESS LIABILITIES                                     27,386
                                                             -------------
TOTAL NET ASSETS                                             $85,129,018
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $85,392,425. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains............................            $  1,478,129
Unrealized losses...........................             (1,768,922)
                                              ----------------------
 Net unrealized loss........................            $  (290,793)
                                              ======================

Information concerning open futures contracts at June 30, 2001 is shown below:

                                       NOTIONAL
                           NO. OF       MARKET      EXPIRATION       UNREALIZED
                         CONTRACTS       VALUE         DATE         GAIN/(LOSS)
                        ------------  -----------  -------------  ----------------
    LONG CONTRACTS
----------------------
S&P 500 Index Futures.       3         $923,775       Sep 01        $  (24,790)
                                      =========                   =============


+ Non-income producing security.
@ Security pledged to cover initial margin requirements on open futures contracts at June 30, 2001.

REIT - Real Estate Investment Trust

Category percentages are based on net assets.


82 See Notes to Financial Statements.

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES M

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMON STOCKS (45.9%)
AEROSPACE/DEFENSE (0.8%)
Boeing Co. ............................         9,000       $    500,400
General Dynamics Corp. ................         2,300            178,963
Goodrich (B.F.) Co. ...................           500             18,990
Lockheed Martin Corp. .................         4,700            174,135
Northrop Grumman Corp. ................           500             40,050
Raytheon Co. ..........................         1,400             37,170
                                                            --------------
                                                                 949,708
                                                            --------------
AGRICULTURE (0.0%)
Archer-Daniels-Midland Co. ............         3,500             45,500
                                                            --------------
AIR FREIGHT (0.1%)
FedEx Corp. + .........................         1,600             64,320
                                                            --------------
AIRLINES (0.1%)
AMR Corp. + ...........................           500             18,065
Delta Air Lines, Inc. .................         1,000             44,080
Southwest Airlines Co. ................         4,100             75,809
                                                            --------------
                                                                 137,954
                                                            --------------
ALUMINUM (0.2%)
Alcan Aluminum Ltd. ...................         1,300             54,626
Alcoa Inc. ............................         5,000            197,000
                                                            --------------
                                                                 251,626
                                                            --------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Automotive Systems Corp. .......         2,100             33,453
Genuine Parts Co. .....................           800             25,200
Snap-On, Inc. .........................           200              4,832
TRW, Inc. .............................           900             36,900
Visteon Corp. .........................           700             12,866
                                                            --------------
                                                                 113,251
                                                            --------------
AUTOMOBILES (0.5%)
Ford Motor Co. ........................        18,700            459,085
General Motors Corp. ..................         3,000            193,050
                                                            --------------
                                                                 652,135
                                                            --------------
BANKS - MAJOR REGIONAL (1.9%)
AmSouth Bancorporation ................         2,100             38,829
Bank of New York Co., Inc. ............         4,200            201,600
Bank One Corp. ........................         2,900            103,820
BB&T Corp. ............................         2,100             77,070
Comerica, Inc. ........................         1,000             57,600
Fifth Third Bancorp ...................         3,200            192,160
Fleet Boston Financial Corp. ..........         6,000            236,700
Huntington Bancshares Inc. ............         1,300             21,255
KeyCorp ...............................         2,200             57,310
Mellon Financial Corp. ................         2,900            133,400
National City Corp. ...................         3,200             98,496
Northern Trust Corp. ..................         1,200             75,000
PNC Financial Services Group ..........         1,700            111,843
Regions Financial Corp. ...............         1,300             41,600
SouthTrust Corp. ......................         1,800             46,800
Suntrust Banks, Inc. ..................         1,600            103,648
Synovus Financial Corp. ...............         1,300             40,794
U.S. Bancorp ..........................        10,600            241,574
Union Planters Corp. ..................           600             26,160
Wachovia Corp. ........................         1,000             71,150
Wells Fargo & Co. .....................         9,000            417,870
                                                            --------------
                                                               2,394,679
                                                            --------------
BANKS - MONEY CENTER (0.6%)
Bank of America Corp. .................         8,400            504,252
First Union Corp. .....................         5,600            195,664
                                                            --------------
                                                                 699,916
                                                            --------------
BEVERAGES - ALCOHOLIC (0.2%)
Anheuser-Busch Co., Inc. ..............         5,100            210,120
Brown-Forman Corp. ....................           100              6,394
Coors (Adolph) Co. ....................           200             10,036
                                                            --------------
                                                                 226,550
                                                            --------------
BEVERAGES - NON-ALCOHOLIC (0.8%)
Coca-Cola Co. (The) ...................        13,000            585,000
Pepsi Bottling Group, Inc. (The) ......         1,500             60,150
PepsiCo, Inc. .........................         7,700            340,340
                                                            --------------
                                                                 985,490
                                                            --------------
BIOTECHNOLOGY (0.2%)
Amgen, Inc. + .........................         2,800            169,904
Biogen, Inc. + ........................           500             27,180
Chiron Corp. + ........................         1,000             51,000
MedImmune, Inc. + .....................         1,200             56,640
                                                            --------------
                                                                 304,724
                                                            --------------
BUILDING MATERIALS GROUP (0.1%)
Masco Corp. ...........................         2,600             64,896
                                                            --------------
CHEMICALS (0.4%)
Air Products and Chemicals, Inc. ......         1,400             64,050
Dow Chemical Co. ......................         2,400             79,800
Du Pont (E.I.) de Nemours .............         5,700            274,968
Eastman Chemical Co. ..................           600             28,578
Praxair, Inc. .........................           800             37,600
Rohm & Haas Co. .......................         1,200             39,480
                                                            --------------
                                                                 524,476
                                                            --------------
CHEMICALS - DIVERSIFIED (0.1%)
Engelhard Corp. .......................           300              7,737
FMC Corp. + ...........................           300             20,568
PPG Industries Inc. ...................           900             47,313
                                                            --------------
                                                                  75,618
                                                            --------------
CHEMICALS - SPECIALITY (0.1%)
Ecolab, Inc. ..........................           600             24,582
International Flavors & Fragrances,
 Inc...................................           600             15,078
Sigma-Aldrich Corp. ...................           600             23,172
                                                            --------------
                                                                  62,832
                                                            --------------
COMMUNICATIONS EQUIPMENT (0.5%)
Comverse Technology, Inc. + ...........         1,000             57,620
Corning, Inc. .........................         5,200             86,892
JDS Uniphase Corp. + ..................         7,500             95,625
Nortel Networks Corp. .................         8,600             78,174
QUALCOMM Inc. + .......................         4,300            251,464


    See Notes to Portfolio of Investments.                                    83

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
COMMUNICATIONS EQUIPMENT (CONTINUED)
Scientific-Atlanta, Inc. ..............           900       $     36,540
                                                            --------------
                                                                 606,315
                                                            --------------
COMPUTERS - HARDWARE (1.6%)
Apple Computer, Inc. + ................         1,900             44,175
Compaq Computer Corp. .................         9,800            151,802
Dell Computer Corp. + .................        13,600            352,920
Gateway, Inc. + .......................         1,600             26,320
Hewlett-Packard Co. ...................         5,200            148,720
International Business Machines Corp. .         9,200          1,039,600
NCR Corp. + ...........................           500             23,500
Sun Microsystems, Inc. + ..............        18,000            282,960
                                                            --------------
                                                               2,069,997
                                                            --------------
COMPUTERS - NETWORKING (0.6%)
Avaya Inc. + ..........................         1,500             20,550
Cisco Systems, Inc. + .................        38,300            697,060
Network Appliance, Inc. + .............         1,800             24,660
                                                            --------------
                                                                 742,270
                                                            --------------
COMPUTERS - PERIPHERALS (0.2%)
EMC Corp. .............................         5,400            156,870
Lexmark International Group, Inc. + ...           700             47,075
                                                            --------------
                                                                 203,945
                                                            --------------
COMPUTERS SOFTWARE/SERVICES (2.7%)
Adobe Systems, Inc. ...................         1,400             65,800
Autodesk, Inc. ........................           300             11,190
BMC Software, Inc. + ..................         1,400             31,556
Citrix Systems, Inc. + ................           600             20,940
Computer Associates International, Inc.         5,200            187,200
Compuware Corp. + .....................         2,100             29,379
Intuit Inc. + .........................         1,200             47,988
Mercury Interactive Corp. + ...........           700             41,930
Microsoft Corp. + .....................        28,700          2,083,620
Oracle Corp. + ........................        29,600            562,400
PeopleSoft, Inc. + ....................         1,600             78,768
Siebel Systems, Inc. + ................         2,400            112,560
Unisys Corp. + ........................         1,800             26,478
VERITAS Software Corp. + ..............         2,300            153,019
                                                            --------------
                                                               3,452,828
                                                            --------------
CONSTRUCTION (0.0%)
Vulcan Materials Co. ..................           600             32,250
                                                            --------------
CONSUMER FINANCE (0.5%)
Capital One Financial Corp. ...........         1,100             66,000
Countrywide Credit Industries, Inc. ...         1,100             50,468
Household International, Inc. .........         2,800            186,760
MBNA Corp. ............................         5,000            164,750
Providian Financial Corp. .............         1,700            100,640
                                                            --------------
                                                                 568,618
                                                            --------------
CONTAINERS - METAL & GLASS (0.0%)
Ball Corp. ............................           200              9,512
                                                            --------------
CONTAINERS/PACKAGING - PAPER (0.0%)
Bemis Co., Inc. .......................           100              4,017
Pactiv Corp. + ........................           900             12,060
                                                            --------------
                                                                  16,077
                                                            --------------
DISTRIBUTORS - FOOD & HEALTH (0.3%)
Cardinal Health, Inc. .................         2,400            165,600
McKesson HBOC, Inc. ...................         1,600             59,392
SUPERVALU, Inc. .......................           800             14,040
Sysco Corp. ...........................         3,900            105,885
                                                            --------------
                                                                 344,917
                                                            --------------
ELECTRIC COMPANIES (1.6%)
Allegheny Energy, Inc. ................         1,100             53,075
Ameren Corp. ..........................           700             29,890
American Electric Power Co., Inc. .....         1,800             83,106
Cinergy Corp. .........................         1,800             62,910
CMS Energy Corp. ......................         1,500             41,775
Consolidated Edison, Inc. .............         1,100             43,780
Constellation Energy Group ............           900             38,340
Dominion Resources, Inc. ..............         2,800            168,364
DTE Energy Co. ........................           800             37,152
Duke Energy Corp. .....................         6,600            257,466
Entergy Corp. .........................         2,500             95,975
Exelon Corp. ..........................         3,200            205,184
FirstEnergy Corp. .....................         2,500             80,400
FPL Group, Inc. .......................         2,000            120,420
GPU, Inc. .............................           700             24,605
Mirant Corp. + ........................         1,900             65,360
Niagara Mohawk Holdings Inc. + ........           900             15,921
Pinnacle West Capital Corp. ...........           800             37,920
PPL Corp. .............................         1,600             88,000
Progress Energy, Inc. .................         1,200             53,904
Public Service Enterprise Group, Inc. .         1,900             92,910
Reliant Energy Inc. ...................         1,600             51,536
Southern Co. ..........................         6,200            144,150
TXU Corp. .............................         1,900             91,561
Xcel Energy, Inc. .....................         3,200             91,040
                                                            --------------
                                                               2,074,744
                                                            --------------
ELECTRICAL EQUIPMENT (2.2%)
Cooper Industries, Inc. ...............           500             19,795
Emerson Electric Co. ..................         2,500            151,250
General Electric Co. ..................        52,100          2,539,875
Power-One, Inc. + .....................           600              9,984
Rockwell International Corp. ..........         1,100             41,932
                                                            --------------
                                                               2,762,836
                                                            --------------
ELECTRONICS - INSTRUMENTS (0.1%)
Agilent Technologies, Inc. + ..........         2,500             81,250
PerkinElmer, Inc. .....................           900             24,777
Tektronix, Inc. + .....................           500             13,575
                                                            --------------
                                                                 119,602
                                                            --------------
ELECTRONICS - SEMICONDUCTORS (0.8%)
Advanced Micro Devices, Inc. + ........           800             23,104
Analog Devices, Inc. + ................           900             38,925
Applied Micro Circuits Corp. + ........         2,800             48,160


84 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
ELECTRONICS - SEMICONDUCTORS (CONTINUED)
Broadcom Corp. - Class A + ............           900       $     38,484
Intel Corp. ...........................        16,200            473,850
Linear Technology Corp. ...............           900             39,798
Maxim Integrated Products, Inc. + .....         2,300            101,683
Micron Technology, Inc. + .............         1,500             61,650
Texas Instruments, Inc. ...............         4,600            144,900
Vitesse Semiconductor Corp. + .........         1,000             21,040
Xilinx, Inc. + ........................           900             37,116
                                                            --------------
                                                               1,028,710
                                                            --------------
ENGINEERING & CONSTRUCTION (0.0%)
Fluor Corp. ...........................           300             13,545
                                                            --------------
ENTERTAINMENT (1.5%)
AOL Time Warner Inc. + ................        23,200          1,229,600
Viacom, Inc. - Class B + ..............         9,400            486,450
Walt Disney Co. (The) .................         5,600            161,784
                                                            --------------
                                                               1,877,834
                                                            --------------
EQUIPMENT - SEMICONDUCTORS (0.0%)
Novellus Systems, Inc. + ..............           500             28,395
                                                            --------------
FINANCIAL - DIVERSIFIED (3.3%)
Ambac Financial Group, Inc. ...........         1,000             58,200
American Express Co. ..................         7,000            271,600
Citigroup Inc. ........................        26,300          1,389,692
Fannie Mae ............................        10,300            877,045
Freddie Mac ...........................         7,200            504,000
J.P. Morgan Chase & Co. ...............        10,700            477,220
Moody's Corp. .........................           900             30,150
Morgan Stanley Dean Witter & Co. ......         5,900            378,957
State Street Corp. ....................         1,800             89,082
USA Education Inc. ....................           900             65,700
                                                            --------------
                                                               4,141,646
                                                            --------------
FOODS (0.6%)
Campbell Soup Co. .....................         2,300             59,225
ConAgra Foods, Inc. ...................         3,100             61,411
General Mills, Inc. ...................         1,500             65,670
Heinz (H.J.) Co. ......................         1,900             77,691
Hershey Foods Corp. ...................           600             37,026
Kellogg Co. ...........................         2,100             60,900
Quaker Oats Co. .......................           700             63,875
Ralston Purina Group ..................         1,400             42,028
Sara Lee Corp. ........................         4,800             90,912
Unilever NV ...........................         1,600             95,312
Wrigley (Wm.) Jr. Co. .................         1,000             46,850
                                                            --------------
                                                                 700,900
                                                            --------------
FOOTWEAR (0.0%)
NIKE, Inc. - Class B ..................           900             37,791
Reebok International Ltd. + ...........           300              9,585
                                                            --------------
                                                                  47,376
                                                            --------------
GAMING, LOTTERY, & PARI-MUTUEL (0.0%)
Harrah's Entertainment, Inc. + ........           800             28,240
                                                            --------------
GOLD/PRECIOUS METALS MINING (0.0%)
Barrick Gold Corp. ....................         1,600             24,240
Placer Dome, Inc. .....................         1,600             15,680
                                                            --------------
                                                                  39,920
                                                            --------------
HARDWARE & TOOLS (0.0%)
Black & Decker Corp. ..................           300             11,838
Stanley Works (The) ...................           500             20,940
                                                            --------------
                                                                  32,778
                                                            --------------
HEALTH CARE - DRUGS/PHARMACEUTICALS (2.7%)
Allergan, Inc. ........................           800             68,400
Eli Lilly & Co. .......................         6,000            444,000
Forest Laboratories, Inc. - Class A + .         1,000             71,000
King Pharmaceuticals, Inc. + ..........         1,000             53,750
Merck & Co., Inc. .....................        12,100            773,311
Pfizer, Inc. ..........................        33,100          1,325,655
Pharmacia Corp. .......................         7,300            335,435
Schering-Plough Corp. .................         8,200            297,168
                                                            --------------
                                                               3,368,719
                                                            --------------
HEALTH CARE - HOSPITAL MANAGEMENT (0.2%)
HCA - The Healthcare Co. ..............         3,100            140,089
Tenet Healthcare Corp. + ..............         1,900             98,021
                                                            --------------
                                                                 238,110
                                                            --------------
HEALTH CARE - LONG TERM CARE (0.0%)
Manor Care, Inc. + ....................         1,000             31,750
                                                            --------------
HEALTH CARE - MANAGED CARE (0.3%)
CIGNA Corp. ...........................         1,400            134,148
Humana, Inc. + ........................         1,300             12,805
UnitedHealth Group Inc. ...............         3,600            222,300
Wellpoint Health Networks, Inc. + .....           600             56,544
                                                            --------------
                                                                 425,797
                                                            --------------
HEALTH CARE - MEDICAL PRODUCTS/SUPPLIES (0.7%)
Applera Corp. .........................         1,200             32,100
Bard (C.R.) Inc. ......................           300             17,085
Bausch & Lomb, Inc. ...................           500             18,120
Baxter International, Inc. ............         3,500            171,500
Becton, Dickinson & Co. ...............         1,300             46,527
Biomet, Inc. ..........................         1,900             91,314
Boston Scientific Corp. + .............         2,100             35,700
Guidant Corp. .........................         1,700             61,200
Medtronic, Inc. .......................         6,400            294,464
St. Jude Medical, Inc. + ..............           900             54,000
Stryker Corp. .........................         1,500             82,275
                                                            --------------
                                                                 904,285
                                                            --------------
HEALTH CARE - SPECIAL SERVICES (0.0%)
HEALTHSOUTH Corp. + ...................         2,200             35,134
                                                            --------------
HEALTH CARE DIVERSIFIED (1.6%)
Abbott Laboratories ...................         8,200            393,682
American Home Products Corp. ..........         3,200            187,008
Bristol-Myers Squibb Co. ..............        10,200            533,460
Johnson & Johnson .....................        16,954            847,700
                                                            --------------
                                                               1,961,850
                                                            --------------
HOMEBUILDING (0.0%)
KB HOME ...............................           400             12,068


    See Notes to Portfolio of Investments.                                    85

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
HOMEBUILDING (CONTINUED)
Pulte Homes, Inc. .....................           300       $     12,789
                                                            --------------
                                                                  24,857
                                                            --------------
HOUSEHOLD FURNISHINGS & APPLIANCES (0.1%)
Leggett & Platt, Inc. .................         1,100             24,233
Maytag Corp. ..........................           300              8,778
Whirlpool Corp. .......................           500             31,250
                                                            --------------
                                                                  64,261
                                                            --------------
HOUSEHOLD PRODUCTS - NON-DURABLE (0.7%)
Clorox Co. ............................         1,100             37,235
Colgate-Palmolive Co. .................         3,200            188,768
Kimberly-Clark Corp. ..................         3,100            173,290
Procter & Gamble Co. ..................         6,800            433,840
                                                            --------------
                                                                 833,133
                                                            --------------
HOUSEWARES (0.0%)
Fortune Brands, Inc. ..................           900             34,524
Tupperware Corp. ......................           300              7,029
                                                            --------------
                                                                  41,553
                                                            --------------
INSURANCE - LIFE/HEALTH (0.7%)
AFLAC, Inc. ...........................         5,900            185,791
American General Corp. ................         4,600            213,670
Conseco, Inc. .........................         1,800             24,570
Jefferson-Pilot Corp. .................           800             38,656
Lincoln National Corp. ................         1,600             82,800
MetLife, Inc. .........................         4,500            139,410
Torchmark Corp. .......................         1,500             60,315
UnumProvident Corp. ...................         2,300             73,876
                                                            --------------
                                                                 819,088
                                                            --------------
INSURANCE - MULTI-LINE (1.1%)
American International Group, Inc. ....        12,200          1,049,200
Hartford Financial Services Group, Inc.         2,500            171,000
Loews Corp. ...........................         1,700            109,531
                                                            --------------
                                                               1,329,731
                                                            --------------
INSURANCE - PROPERTY/CASUALTY (0.6%)
Allstate Corp. (The) ..................         5,900            259,541
Chubb Corp. ...........................         1,000             77,430
Cincinnati Financial Corp. ............         1,300             51,350
MBIA, Inc. ............................         1,400             77,952
MGIC Investment Corp. .................         1,000             72,640
Progressive Corp. .....................           700             94,633
SAFECO Corp. ..........................           700             20,650
St. Paul Co., Inc. ....................         1,300             65,897
                                                            --------------
                                                                 720,093
                                                            --------------
INSURANCE BROKERS (0.2%)
Aon Corp. .............................         1,300             45,500
Marsh & McLennan Co., Inc. ............         1,500            151,500
                                                            --------------
                                                                 197,000
                                                            --------------
INVESTMENT BANKING/BROKERAGE (0.3%)
Bear Stearns Co., Inc. (The) ..........         1,200             70,764
Charles Schwab Corp. ..................         3,700             56,610
Merrill Lynch & Co., Inc. .............         4,700            278,475
                                                            --------------
                                                                 405,849
                                                            --------------
INVESTMENT MANAGEMENT (0.1%)
Franklin Resources, Inc. ..............           800             36,616
Price (T. Rowe) Associates, Inc. ......         1,100             41,129
Stilwell Financial, Inc. ..............         1,300             43,628
                                                            --------------
                                                                 121,373
                                                            --------------
LEISURE TIME - PRODUCTS (0.0%)
Brunswick Corp. .......................           500             12,015
Mattel, Inc. ..........................         2,400             45,408
                                                            --------------
                                                                  57,423
                                                            --------------
LODGING - HOTELS (0.2%)
Carnival Corp. ........................         3,200             98,240
Hilton Hotels Corp. ...................         1,500             17,400
Marriott International, Inc. ..........         1,400             66,276
                                                            --------------
                                                                 181,916
                                                            --------------
MACHINERY - DIVERSIFIED (0.2%)
Caterpillar, Inc. .....................         1,800             90,090
Deere & Co. ...........................           800             30,280
Dover Corp. ...........................         1,300             48,945
Ingersoll-Rand Co. ....................         1,000             41,200
Timken Co. ............................           300              5,082
                                                            --------------
                                                                 215,597
                                                            --------------
MANUFACTURING - DIVERSIFIED (1.5%)
Crane Co. .............................           300              9,300
Danaher Corp. .........................         1,000             56,000
Eaton Corp. ...........................           400             28,040
Honeywell International Inc. ..........         4,500            157,455
Illinois Tool Works, Inc. .............         1,700            107,610
ITT Industries, Inc. ..................           500             22,125
Johnson Controls, Inc. ................           600             43,482
Minnesota Mining and
 Manufacturing Co. (3M) ...............         2,100            239,610
National Service Industries, Inc. .....           100              2,257
Parker-Hannifin Corp. .................           900             38,196
Textron, Inc. .........................           900             49,536
Thermo Electron Corp. + ...............           800             17,616
Tyco International Ltd. ...............        15,800            861,100
United Technologies Corp. .............         2,700            197,802
                                                            --------------
                                                               1,830,129
                                                            --------------
MANUFACTURING - SPECIALIZED (0.0%)
Avery Dennison Corp. ..................           600             30,630
                                                            --------------
METALS MINING (0.0%)
Inco Ltd. .............................           900             15,534
                                                            --------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (0.7%)
Dynegy Inc. - Class A .................         2,000             93,000
El Paso Energy Corp. ..................         2,900            152,366
Enron Corp. ...........................         6,200            303,800
KeySpan Energy Corp. ..................         1,300             47,424
Kinder Morgan, Inc. ...................         1,000             50,250
NICOR, Inc. ...........................           300             11,694
NiSource Inc. .........................         1,600             43,728
ONEOK, Inc. ...........................           300              5,910


86 See Notes to Financial Statements.

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
NATURAL GAS - DISTRIBUTION - PIPE LINE (CONTINUED)
Peoples Energy Corp. ..................           200       $      8,040
Sempra Energy .........................         1,900             51,946
Williams Co.'s, Inc. (The) ............         2,700             88,965
                                                            --------------
                                                                 857,123
                                                            --------------
OFFICE EQUIPMENT & SUPPLIES (0.0%)
Pitney Bowes, Inc. ....................         1,300             54,756
                                                            --------------
OIL & GAS - DRILLING & EQUIPMENT (0.3%)
Baker Hughes Inc. .....................         1,800             60,300
Halliburton Co. .......................         1,200             42,720
Nabors Industries, Inc. + .............           400             14,880
Noble Drilling Corp. + ................         1,300             42,575
Rowan Co., Inc. + .....................           700             15,470
Schlumberger Ltd. .....................         1,600             84,240
Transocean Sedco Forex Inc. ...........         1,700             70,125
                                                            --------------
                                                                 330,310
                                                            --------------
OIL & GAS - EXPLORATION/PRODUCTION (0.4%)
Anadarko Petroleum Corp. ..............         2,700            145,881
Apache Corp. ..........................         1,100             55,825
Burlington Resources, Inc. ............         1,700             67,915
Devon Energy Corp. ....................         1,000             52,500
EOG Resources, Inc. ...................         1,100             39,105
Kerr-McGee Corp. ......................         1,000             66,270
Unocal Corp. ..........................         1,900             64,885
                                                            --------------
                                                                 492,381
                                                            --------------
OIL & GAS - REFINING & MARKETING (0.1%)
Ashland Oil Inc. ......................           500             20,050
Sunoco, Inc. ..........................           600             21,978
Tosco Corp. ...........................         1,300             57,265
                                                            --------------
                                                                  99,293
                                                            --------------
OIL - DOMESTIC INTEGRATED (0.5%)
Amerada Hess Corp. ....................         1,000             80,800
Conoco Inc. - Class B .................         7,000            202,300
Occidental Petroleum Corp. ............         3,600             95,724
Phillips Petroleum Co. ................         2,900            165,300
USX-Marathon Group ....................         3,500            103,285
                                                            --------------
                                                                 647,409
                                                            --------------
OIL - INTERNATIONAL INTEGRATED (2.8%)
Chevron Corp. .........................         6,600            597,300
Exxon Mobil Corp. .....................        18,100          1,581,035
Royal Dutch Petroleum Co. .............        17,400          1,013,898
Texaco, Inc. ..........................         4,500            299,700
                                                            --------------
                                                               3,491,933
                                                            --------------
PAPER & FOREST PRODUCTS (0.2%)
Boise Cascade Corp. ...................           500             17,585
Georgia-Pacific Corp. .................         1,400             47,390
International Paper Co. ...............         2,800             99,960
Mead Corp. ............................           800             21,712
Westvaco Corp. ........................           700             17,003
Weyerhaeuser Co. ......................         1,200             65,964
Willamette Industries, Inc. ...........           700             34,650
                                                            --------------
                                                                 304,264
                                                            --------------
PERSONAL CARE (0.2%)
Alberto-Culver Co. - Class B ..........           100              4,204
Avon Products, Inc. ...................         1,200             55,536
Gillette Co. ..........................         6,000            173,940
                                                            --------------
                                                                 233,680
                                                            --------------
PHOTOGRAPHY/IMAGING (0.1%)
Eastman Kodak Co. .....................         1,600             74,688
                                                            --------------
POWER PRODUCERS - INDEPENDENT (0.0%)
Calpine Corp. + .......................           800             30,240
                                                            --------------
PUBLISHING (0.1%)
Harcourt General, Inc. ................           500             29,095
McGraw-Hill Co., Inc. (The) ...........         1,000             66,150
                                                            --------------
                                                                  95,245
                                                            --------------
PUBLISHING - NEWSPAPERS (0.1%)
Dow Jones & Co., Inc. .................           400             23,884
Gannett Co., Inc. .....................         1,500             98,850
New York Times Co. ....................         1,100             46,200
                                                            --------------
                                                                 168,934
                                                            --------------
RAILROADS (0.2%)
Burlington Northern Santa Fe Corp. ....         2,200             66,374
CSX Corp. .............................         1,200             43,488
Norfolk Southern Corp. ................         2,000             41,400
Union Pacific Corp. ...................         1,400             76,874
                                                            --------------
                                                                 228,136
                                                            --------------

REIT DIVERSIFIED (0.0%)
Starwood Hotels & Resorts Worldwide,
 Inc...................................         1,500             55,920
                                                            --------------
RESTAURANTS (0.2%)
Darden Restaurants, Inc. ..............           400             11,160
McDonald's Corp. ......................         7,500            202,950
Starbucks Corp. + .....................         3,000             69,000
Tricon Global Restaurants, Inc. + .....           500             21,950
Wendy's International, Inc. ...........           300              7,662
                                                            --------------
                                                                 312,722
                                                            --------------
RETAIL - BUILDING SUPPLIES (0.5%)
Home Depot, Inc. ......................        12,200            567,910
Lowe's Co., Inc. ......................         1,000             72,550
Sherwin-Williams Co. ..................           900             19,980
                                                            --------------
                                                                 660,440
                                                            --------------
RETAIL - COMPUTERS & ELECTRONICS (0.1%)
Best Buy Co., Inc. + ..................         1,200             76,224
RadioShack Corp. ......................         1,100             33,550
                                                            --------------
                                                                 109,774
                                                            --------------
RETAIL - DEPARTMENT STORES (0.2%)
Federated Department Stores, Inc. + ...         1,200             51,000
Kohl's Corp. + ........................         1,900            119,187
May Department Stores Co. .............         1,700             58,242
                                                            --------------
                                                                 228,429
                                                            --------------
RETAIL - DISCOUNTERS (0.0%)
Dollar General Corp. ..................         1,400             27,300
                                                            --------------
RETAIL - GENERAL MERCHANDISE CHAINS (0.7%)
Costco Wholesale Corp. ................         1,200             49,296
Sears, Roebuck & Co. ..................         1,900             80,389


    See Notes to Portfolio of Investments.                                   87

                                         NUMBER OF            MARKET
                                          SHARES               VALUE
                                       ---------------     -------------
RETAIL - GENERAL MERCHANDISE CHAINS (CONTINUED)
Target Corp. ..........................         5,100       $    176,460
Wal-Mart Stores, Inc. .................        10,800            527,040
                                                            --------------
                                                                 833,185
                                                            --------------
RETAIL - SPECIALITY (0.1%)
AutoZone, Inc. + ......................           700             26,250
Bed Bath & Beyond, Inc. + .............         1,600             48,000
Office Depot, Inc. + ..................         1,700             17,646
Staples, Inc. + .......................         1,900             30,381
Toys "R" Us, Inc. + ...................         1,100             27,225
                                                            --------------
                                                                 149,502
                                                            --------------
RETAIL SPECIALITY - APPAREL (0.1%)
Gap, Inc. (The) .......................         2,300             66,700
Limited, Inc. (The) ...................         2,100             34,692
TJX Companies, Inc. ...................         1,500             47,805
                                                            --------------
                                                                 149,197
                                                            --------------
RETAIL STORES - DRUG STORE (0.2%)
CVS Corp. .............................         2,100             81,060
Walgreen Co. ..........................         5,600            191,240
                                                            --------------
                                                                 272,300
                                                            --------------
RETAIL STORES - FOOD CHAINS (0.3%)
Albertson's, Inc. .....................         2,300             68,977
Kroger Co. (The) + ....................         4,600            115,000
Safeway, Inc. + .......................         2,800            134,400
Winn-Dixie Stores, Inc. ...............           800             20,904
                                                            --------------
                                                                 339,281
                                                            --------------
SAVINGS & LOAN COMPANIES (0.4%)
Charter One Financial, Inc. ...........         1,800             57,420
Golden West Financial Corp. ...........         1,500             96,360
Washington Mutual Financial Corp. .....         9,100            341,705
                                                            --------------
                                                                 495,485
                                                            --------------
SERVICES - ADVERTISING/MARKETING (0.1%)
Interpublic Group of Co.'s, Inc. ......           800             23,480
Omnicom Group, Inc. ...................           500             43,000
TMP Worldwide Inc. + ..................           600             35,466
                                                            --------------
                                                                 101,946
                                                            --------------
SERVICES - COMMERCIAL & CONSUMER (0.1%)
Cendant Corp. + .......................         2,100             40,950
Convergys Corp. + .....................           700             21,175
H&R Block, Inc. .......................           500             32,275
IMS Health, Inc. ......................         1,500             42,750
                                                            --------------
                                                                 137,150
                                                            --------------
SERVICES - COMPUTER SYSTEMS (0.2%)
Computer Sciences Corp. + .............         1,000             34,600
Electronic Data Systems Corp. .........         2,700            168,750
Sabre Holdings Corp. + ................           800             40,000
                                                            --------------
                                                                 243,350
                                                            --------------
SERVICES - DATA PROCESSING (0.4%)
Automatic Data Processing, Inc. .......         3,500            173,950
Concord EFS, Inc. + ...................         1,200             62,412
Equifax, Inc. .........................           600             22,008
First Data Corp. ......................         2,300            147,775
Fiserv, Inc. + ........................         1,100             70,378
Paychex, Inc. .........................         2,100             84,000
                                                            --------------
                                                                 560,523
                                                            --------------
SERVICES - EMPLOYMENT (0.0%)
Robert Half International, Inc. + .....         1,600             39,824
                                                            --------------
SPECIALITY PRINTING (0.0%)
Deluxe Corp. ..........................           200              5,780
RR Donnelley & Sons Co. ...............         1,000             29,700
                                                            --------------
                                                                  35,480
                                                            --------------
STEEL (0.0%)
Nucor Corp. ...........................           600             29,334
                                                            --------------
TELEPHONE (1.5%)
ALLTEL Corp. ..........................           800             49,008
BellSouth Corp. .......................         9,900            398,673
CenturyTel, Inc. ......................           700             21,210
SBC Communications, Inc. ..............        17,700            709,062
Verizon Communications ................        14,200            759,700
                                                            --------------
                                                               1,937,653
                                                            --------------
TELEPHONE LONG DISTANCE (0.4%)
AT&T Corp. ............................        18,200            400,400
WorldCom, Inc. + ......................         7,800            116,688
                                                            --------------
                                                                 517,088
                                                            --------------
TEXTILES - APPAREL (0.0%)
Liz Claiborne, Inc. ...................           400             20,180
VF Corp. ..............................           400             14,552
                                                            --------------
                                                                  34,732
                                                            --------------
TOBACCO (0.7%)
Philip Morris Co. Inc. ................        18,000            913,500
UST, Inc. .............................           900             25,974
                                                            --------------
                                                                 939,474
                                                            --------------
TRUCKS & PARTS (0.0%)
Navistar International Corp. + ........           500             14,065
PACCAR, Inc. ..........................           600             30,852
                                                            --------------
                                                                  44,917
                                                            --------------
WASTE MANAGEMENT (0.1%)
Allied Waste Industries, Inc. + .......         1,100             20,548
Waste Management, Inc. ................         3,600            110,952
                                                            --------------
                                                                 131,500
                                                            --------------
TOTAL COMMON STOCKS
 (COST $58,615,235)                                           57,845,640
                                                            --------------
                                           PRINCIPAL
                                             AMOUNT
                                         --------------
LONG-TERM BONDS AND NOTES (53.5%)
Federal Home Loan Bank,
 Zero Coupon, 06/13/06 ................  $ 25,000,000         19,027,250
Federal National Mortgage Assoc.,
 Zero Coupon, 06/13/06 ................    25,000,000         19,016,250
Tennessee Valley Authority,
 Zero Coupon, 01/15/06 ................     6,979,000          5,401,118


88 See Notes to Financial Statements.

                                           PRINCIPAL            MARKET
                                             AMOUNT             VALUE
                                         --------------     --------------
LONG-TERM BONDS AND NOTES (CONTINUED)
U.S. Treasury Strip, Zero Coupon,
 05/15/06..............................  $ 30,796,000       $ 24,052,877
                                                            --------------
TOTAL LONG-TERM BONDS AND NOTES (COST
 $68,448,853)                                                 67,497,495
                                                            --------------
SHORT-TERM INVESTMENTS (0.5%)
Student Loan Marketing Assoc.,
 3.94%, 07/02/01 ......................       678,000            678,000
                                                            --------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $678,000)                                                 678,000
                                                            --------------
TOTAL INVESTMENTS
 (COST $127,742,088)(a)                                      126,021,135
OTHER ASSETS LESS LIABILITIES                                    142,499
                                                            --------------
TOTAL NET ASSETS                                            $126,163,634
                                                            ==============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes amounts to $127,802,616. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains..............................           $  1,023,340
Unrealized losses.............................            (2,804,821)
                                                ---------------------
 Net unrealized loss..........................           $(1,781,481)
                                                =====================

+ Non-income producing security.

Category percentages are based on net assets.


    See Notes to Financial Statements.                                        89

AETNA GET FUND
PORTFOLIO OF INVESTMENTS - JUNE 30, 2001 (UNAUDITED)
SERIES N

                                              PRINCIPAL         MARKET
                                               AMOUNT            VALUE
                                             -----------     -------------
SHORT-TERM INVESTMENTS (100.8%)
Federal Farm Credit Bank, 3.51%, 09/14/01 .  $ 428,000        $  424,790
Federal Farm Credit Bank, 3.65%, 09/13/01 .    145,000           143,913
Federal Home Loan Bank, 3.53%, 09/17/01 ...    200,000           198,500
Federal Home Loan Bank, 3.65%, 09/12/01 ...    120,000           119,100
Federal Home Loan Mortgage Corp.,
 3.58%, 09/13/01 ..........................    130,000           129,025
Federal Home Loan Mortgage Corp.,
 3.65%, 09/13/01 ..........................    120,000           119,100
Federal National Mortgage Assoc., 3.56%,
 09/13/01..................................    150,000           148,875
Federal National Mortgage Assoc., 3.65%,
 09/13/01..................................    120,000           119,100
Student Loan Marketing Assoc., 3.94%,
 07/02/01..................................    165,000           165,000
U.S. Treasury Bill, 3.37%, 09/13/01 .......    150,000           148,926
U.S. Treasury Bill, 3.43%, 09/13/01 .......    100,000            99,284
                                                             -------------
TOTAL SHORT-TERM INVESTMENTS
 (COST $1,815,930)                                             1,815,613
                                                             -------------
TOTAL INVESTMENTS (COST $1,815,930)(a)                         1,815,613
OTHER ASSETS LESS LIABILITIES                                    (14,238)
                                                             -------------
TOTAL NET ASSETS                                              $1,801,375
                                                             =============

NOTES TO PORTFOLIO OF INVESTMENTS

(a) The cost of investments for federal income tax purposes is identical. Unrealized gains and losses, based on identified tax cost at June 30, 2001, are as follows:

Unrealized gains...............................              $   10
Unrealized losses..............................               (327)
                                                 ------------------
 Net unrealized loss...........................              $(317)
                                                 ==================


Category percentages are based on net assets.


90 See Notes to Financial Statements

                       THIS PAGE INTENTIONALLY LEFT BLANK

AETNA GET FUND
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Variation margin......................................................
Prepaid expenses ......................................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Investments purchased ................................................
 Fund shares redeemed .................................................
 Accrued investment advisory fees .....................................
 Accrued administrative service fees ..................................
 Accrued custody fees .................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid in capital........................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES:
Par Value .............................................................
Outstanding ...........................................................
Net asset value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


92 See Notes to Financial Statements.

        SERIES C         SERIES D         SERIES E         SERIES G          SERIES H
     ---------------  ---------------  ---------------  ---------------  -----------------

      $141,930,923     $531,959,302     $458,152,150     $215,304,706      $163,496,245
               863              602              323              783               806

           110,267        2,263,410           79,826           36,239            30,462
                --           31,725           22,325           12,925             5,875
               538            1,594            1,529              698               241
      ------------     ------------     ------------     ------------      ------------
       142,042,591      534,256,633      458,256,153      215,355,351       163,533,629
      ------------     ------------     ------------     ------------      ------------


                --       55,440,917               --               --                --
            19,260          168,340           41,008            9,720            13,585
            73,505          246,185          235,031          110,311            83,947
             9,188           30,773           29,379           13,789            10,493
             4,780           10,466           10,081            9,462             9,205
             6,985           12,803           11,014            6,856             4,671
      ------------     ------------     ------------     ------------      ------------
           113,718       55,909,484          326,513          150,138           121,901
      ------------     ------------     ------------     ------------      ------------
      $141,928,873     $478,347,149     $457,929,640     $215,205,213      $163,411,728
      ============     ============     ============     ============      ============

      $151,463,586     $492,700,856     $476,623,403     $223,458,450      $167,957,376
        (1,098,825)       2,999,715        1,606,241          719,560         1,463,801
           450,089        9,412,568        8,350,017        3,867,920         2,632,126
        (8,885,977)     (26,765,990)     (28,650,021)     (12,840,717)       (8,641,575)
      ------------     ------------     ------------     ------------      ------------
      $141,928,873     $478,347,149     $457,929,640     $215,205,213      $163,411,728
      ============     ============     ============     ============      ============



      $143,029,748     $528,736,481     $456,388,908     $214,494,251      $162,001,807


      $      0.001     $      0.001     $      0.001     $      0.001      $      0.001
        17,779,735       49,627,049       47,438,894       22,151,193        16,612,756
      $       7.98     $       9.64     $       9.65     $       9.72      $       9.84


    See Notes to Financial Statements.                                        93

AETNA GET FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Fund shares sold .....................................................
 Variation margin......................................................
Reimbursement from Investment Adviser..................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Fund shares redeemed .................................................
 Accrued investment advisory fees .....................................
 Accrued administrative service fees ..................................
 Accrued custody fees .................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid in capital........................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES:
Par Value .............................................................
Outstanding ...........................................................
Net asset value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


94 See Notes to Financial Statements.

                 SERIES I               SERIES J               SERIES K
           ---------------------  ---------------------  ---------------------
               $90,097,064            $75,881,751            $91,926,803
                       212                    702                    214

                    16,787                 14,947                 21,105
                     1,213                     --                     --
                     3,525                     --                  4,701
                       286                    188                     --
               -----------            -----------            -----------
                90,119,087             75,897,588             91,952,823
               -----------            -----------            -----------


                     4,244                  3,915                  5,074
                    46,188                 38,932                 47,226
                     5,774                  4,866                  5,903
                     8,538                  8,173                  7,949
                     3,676                  3,953                  1,913
               -----------            -----------            -----------
                    68,420                 59,839                 68,065
               -----------            -----------            -----------
               $90,050,667            $75,837,749            $91,884,758
               ===========            ===========            ===========

               $93,957,650            $80,211,492            $95,454,214
                  (379,520)               358,292               (719,742)
                 1,503,777              1,270,921              1,076,167
                (5,031,240)            (6,002,956)            (3,925,881)
               -----------            -----------            -----------
               $90,050,667            $75,837,749            $91,884,758
               ===========            ===========            ===========



               $90,451,794            $75,523,459            $92,613,492

               $     0.001            $     0.001            $     0.001
                 9,266,366              7,897,023              9,389,701
               $      9.72            $      9.60            $      9.79


    See Notes to Financial Statements.                                        95

AETNA GET FUND
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
JUNE 30, 2001 (UNAUDITED)

ASSETS:
Investments, at market value ..........................................
Cash ..................................................................
Receivable for:
 Dividends and interest ...............................................
 Fund shares sold .....................................................
 Variation margin......................................................
Reimbursement from Investment Adviser..................................
     Total assets .....................................................
LIABILITIES:
Payable for:
 Fund shares redeemed .................................................
 Accrued investment advisory fees .....................................
 Accrued administrative service fees ..................................
 Accrued custody fees .................................................
Other liabilities .....................................................
     Total liabilities ................................................
      NET ASSETS ......................................................
NET ASSETS REPRESENTED BY:
Paid in capital........................................................
Net unrealized gain (loss) on investments and open futures contracts ..
Undistributed net investment income ...................................
Accumulated net realized loss on investments ..........................
      NET ASSETS ......................................................

Cost of investments ...................................................
CAPITAL SHARES:
Par Value .............................................................
Outstanding ...........................................................
Net asset value, offering and redemption price per share (net assets divided by shares outstanding) .......................................


96 See Notes to Financial Statements.

                 SERIES L               SERIES M               SERIES N
           ---------------------  ----------------------  --------------------
                $85,101,632           $126,021,135            $1,815,613
                        313                     36                   941

                     92,467                 12,069                    --
                         --                181,235                    --
                      3,525                     --                    --
                         --                  5,358                 1,394
               ------------           ------------            ----------
                 85,197,937            126,219,833             1,817,948
               ------------           ------------            ----------


                      8,827                     --                14,933
                     44,288                 38,497                   153
                      5,536                  4,980                    46
                      6,900                  9,200                 1,000
                      3,368                  3,522                   441
               ------------           ------------            ----------
                     68,919                 56,199                16,573
               ------------           ------------            ----------
                $85,129,018           $126,163,634            $1,801,375
               ============           ============            ==========

                 84,061,643           $127,780,910            $1,799,564
                    756,113             (1,720,953)                 (317)
                    726,384                207,714                 2,128
                   (415,122)              (104,037)                   --
               ------------           ------------            ----------
                $85,129,018           $126,163,634            $1,801,375
               ============           ============            ==========



                $84,320,729           $127,742,088            $1,815,930

                $     0.001           $      0.001            $    0.001
                  8,328,659             12,651,008               179,867
                $     10.22           $       9.97            $    10.02


    See Notes to Financial Statements.                                        97

AETNA GET FUND
STATEMENTS OF OPERATIONS
SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:

Dividends .............................................................
Interest ..............................................................

Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Trustees' fees ........................................................
Miscellaneous expenses ................................................
     Total investment expenses ........................................

Net investment income .................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net realized loss on investments .................................

Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net change in unrealized gain or loss on investments .............

Net realized and change in unrealized gain or loss on investments .....
Net increase (decrease) in net assets resulting from operations .......


98 See Notes to Financial Statements.

           SERIES C        SERIES D        SERIES E        SERIES G        SERIES H
           --------        --------        --------        --------        --------
         $    948,499    $    838,878    $    784,795    $   347,104     $   294,526
               36,627      10,287,876       9,203,167      4,305,977       2,943,137
         ------------    ------------    ------------    -----------     -----------
              985,126      11,126,754       9,987,962      4,653,081       3,237,663
               (5,184)         (5,127)         (3,821)        (1,791)         (1,498)
         ------------    ------------    ------------    -----------     -----------
              979,942      11,121,627       9,984,141      4,651,290       3,236,165
         ------------    ------------    ------------    -----------     -----------

              442,228       1,465,370       1,399,312        654,650         498,360
               55,278         183,171         174,914         81,831          62,295
                4,516          10,989           9,614          4,974           3,124
               11,350          22,076          21,858         21,399          23,524
                1,300           1,300           1,300          1,300           1,300
               10,896           9,869           9,920          9,376           9,550
                2,233           7,014           6,443          3,021           2,173
                1,990           8,916           7,678          4,707           3,219
         ------------    ------------    ------------    -----------     -----------
              529,791       1,708,705       1,631,039        781,258         603,545
         ------------    ------------    ------------    -----------     -----------
              450,151       9,412,922       8,353,102      3,870,032       2,632,620
         ------------    ------------    ------------    -----------     -----------


           (6,853,414)    (14,162,333)    (16,677,391)    (3,120,845)     (4,730,942)
               23,964         (78,659)     (1,312,189)        41,868         (28,397)
         ------------    ------------    ------------    -----------     -----------
           (6,829,450)    (14,240,992)    (17,989,580)    (3,078,977)     (4,759,339)
         ------------    ------------    ------------    -----------     -----------



           (6,150,336)      9,505,922       3,783,063     (1,973,151)       (170,697)
                   --        (223,106)         20,584        (90,895)         10,866
         ------------    ------------    ------------    -----------     -----------
           (6,150,336)      9,282,816       3,803,647     (2,064,046)       (159,831)
         ------------    ------------    ------------    -----------     -----------
          (12,979,786)     (4,958,176)    (14,185,933)    (5,143,023)     (4,919,170)
         ------------    ------------    ------------    -----------     -----------
         $(12,529,635)   $  4,454,746    $ (5,832,831)   $(1,272,991)    $(2,286,550)
         ============    ============    ============    ===========     ===========


    See Notes to Financial Statements.                                        99

AETNA GET FUND
STATEMENTS OF OPERATIONS (CONTINUED)
SIX MONTH PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:

Dividends .............................................................
Interest ..............................................................

Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Trustees' fees ........................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net investment expenses ..........................................

Net investment income .................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net realized loss on investments .................................

Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net change in unrealized gain or loss on investments .............

Net realized and change in unrealized gain or loss on investments .....
Net decrease in net assets resulting from operations ..................


100 See Notes to Financial Statements.

                  SERIES I                   SERIES J                   SERIES K
                  --------                   --------                   --------
                $   158,733                 $   137,785                $   192,382
                  1,686,358                   1,423,084                  1,233,801
                -----------                 -----------                -----------
                  1,845,091                   1,560,869                  1,426,183
                       (790)                       (693)                      (973)
                -----------                 -----------                -----------
                  1,844,301                   1,560,176                  1,425,210
                -----------                 -----------                -----------

                    273,109                     231,533                    280,016
                     34,139                      28,942                     35,002
                      1,911                       1,911                      1,911
                     20,964                      21,284                     21,640
                      1,300                       1,300                      1,300
                      8,348                       8,381                     10,472
                      1,025                       1,021                         26
                      2,452                       1,531                      1,125
                -----------                 -----------                -----------
                    343,248                     295,903                    351,492
                     (2,865)                     (6,829)                    (2,711)
                -----------                 -----------                -----------
                    340,383                     289,074                    348,781
                -----------                 -----------                -----------
                  1,503,918                   1,271,102                  1,076,429
                -----------                 -----------                -----------



                 (1,934,301)                 (2,982,580)                (3,655,269)
                    (12,716)                     (1,590)                   117,041
                -----------                 -----------                -----------
                 (1,947,017)                 (2,984,170)                (3,538,228)
                -----------                 -----------                -----------

                   (715,767)                    712,855                    (81,973)
                        112                      16,601                    (33,053)
                -----------                 -----------                -----------
                   (715,655)                    729,456                   (115,026)
                -----------                 -----------                -----------
                 (2,662,672)                 (2,254,714)                (3,653,254)
                -----------                 -----------                -----------
                $(1,158,754)                $  (983,612)               $(2,576,825)
                ===========                 ===========                ===========


   See Notes to Financial Statements.                                        101

AETNA GET FUND
STATEMENTS OF OPERATIONS (CONTINUED)
PERIOD ENDED JUNE 30, 2001 (UNAUDITED)

INVESTMENT INCOME:

Dividends .............................................................
Interest ..............................................................

Foreign taxes withheld on dividends ...................................
     Total investment income ..........................................

INVESTMENT EXPENSES:
Investment advisory fees ..............................................
Administrative services fees ..........................................
Printing and postage fees .............................................
Custody fees ..........................................................
Transfer agent fees ...................................................
Audit fees ............................................................
Miscellaneous expenses ................................................
Expenses before reimbursement and waiver from Investment Adviser ......
Expense reimbursement and waiver from Investment Adviser ..............
     Net investment expenses ..........................................

Net investment income .................................................

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net realized loss on investments .................................

Net change in unrealized gain or loss on:
 Investments ..........................................................
 Futures contracts ....................................................
     Net change in unrealized gain or loss on investments .............

Net realized and change in unrealized gain or loss on investments .....
Net increase (decrease) in net assets resulting from operations .......


102 See Notes to Financial Statements.

                                              SERIES M                     SERIES N
                                             PERIOD FROM                  PERIOD FROM
                  SERIES L                 MARCH 15, 2001                JUNE 14, 2001
                 SIX MONTH                (COMMENCEMENT OF             (COMMENCEMENT OF
                PERIOD ENDED               OPERATIONS) TO               OPERATIONS) TO
               JUNE 30, 2001                JUNE 30, 2001                JUNE 30, 2001
               -------------              ----------------             ----------------
                $  172,501                  $    12,069                    $    --
                   757,139                      242,490                      2,373
                ----------                  -----------                    -------
                   929,640                      254,559                      2,373
                    (1,716)                          --                         --
                ----------                  -----------                    -------
                   927,924                      254,559                      2,373
                ----------                  -----------                    -------

                   161,253                       40,494                        153
                    20,740                        5,579                         46
                     1,911                        1,911                         36
                    13,112                        9,200                      1,000
                     1,083                          867                        218
                    16,045                           --                         --
                     1,119                          767                        186
                ----------                  -----------                    -------
                   215,263                       58,818                      1,639
                   (14,049)                     (11,973)                    (1,394)
                ----------                  -----------                    -------
                   201,214                       46,845                        245
                ----------                  -----------                    -------
                   726,710                      207,714                      2,128
                ----------                  -----------                    -------


                  (339,421)                    (104,037)                        --
                   (75,701)                          --                         --
                ----------                  -----------                    -------
                  (415,122)                    (104,037)                        --
                ----------                  -----------                    -------


                   780,911                   (1,720,953)                      (317)
                   (24,790)                          --                         --
                ----------                  -----------                    -------
                   756,121                   (1,720,953)                      (317)
                ----------                  -----------                    -------
                   340,999                   (1,824,990)                      (317)
                ----------                  -----------                    -------
                $1,067,709                  $(1,617,276)                   $ 1,811
                ==========                  ===========                    =======


   See Notes to Financial Statements.                                        103

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                        SERIES C
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 2001       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 2000
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income ....................  $    450,151       $    887,555
Net realized gain (loss) on investments...    (6,829,450)        29,518,943
Net change in unrealized gain or loss on
 investments..............................    (6,150,336)       (46,310,224)
                                            ------------       ------------
 Net decrease in net assets resulting from
 operations...............................   (12,529,635)       (15,903,726)
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............      (105,643)        (1,085,474)
 From net realized gains..................    (8,354,153)       (38,025,801)
                                            ------------       ------------
 Decrease in net assets from distributions
 to shareholders..........................    (8,459,796)       (39,111,275)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares exchanged*..........            --            402,475
 Net asset value of shares issued upon
  reinvestment of distributions...........     8,459,796         39,111,275
 Payments for shares redeemed.............    (9,786,324)       (24,465,566)
                                            ------------       ------------
 Net increase (decrease) in net assets
 from fund share transactions.............    (1,326,528)        15,048,184
                                            ------------       ------------
Net change in net assets..................   (22,315,959)       (39,966,817)
NET ASSETS:
Beginning of period.......................   164,244,832        204,211,649
                                            ------------       ------------
End of period.............................  $141,928,873       $164,244,832
                                            ============       ============
End of period net assets includes
 undistributed net investment income......  $    450,089       $    105,581
                                            ============       ============
SHARE TRANSACTIONS:
 Number of shares exchanged*..............            --             36,197
 Number of shares issued upon reinvestment
  of distributions........................     1,069,506          3,853,119
 Number of shares redeemed................    (1,144,458)        (2,030,381)
                                            ------------       ------------
 Net increase (decrease)..................       (74,952)         1,858,935
                                            ============       ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.

104 See Notes to Financial Statements.

                                                        SERIES D
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 2001       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 2000
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income ....................  $  9,412,922      $  16,794,184
Net realized gain (loss) on investments...   (14,240,992)         9,920,687
Net change in unrealized gain or loss on
 investments..............................     9,282,816        (50,482,868)
                                            ------------      -------------
 Net increase (decrease) in net assets
 resulting from operations................     4,454,746        (23,767,997)
                                            ------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............    (2,230,314)       (20,481,231)
 From net realized gains..................    (4,755,384)        (9,503,782)
                                            ------------      -------------
 Decrease in net assets from distributions
 to shareholders..........................    (6,985,698)       (29,985,013)
                                            ------------      -------------
FROM FUND SHARE TRANSACTIONS:
 Net asset value of shares issued upon
  reinvestment of distributions...........     6,985,698         29,985,013
 Payments for shares redeemed.............   (35,437,792)      (182,986,375)
                                            ------------      -------------
 Net decrease in net assets from fund
 share transactions.......................   (28,452,094)      (153,001,362)
                                            ------------      -------------
Net change in net assets..................   (30,983,046)      (206,754,372)
NET ASSETS:
Beginning of period.......................   509,330,195        716,084,567
                                            ------------      -------------
End of period.............................  $478,347,149      $ 509,330,195
                                            ============      =============
End of period net assets includes
 undistributed net investment income......  $  9,412,568      $   2,229,960
                                            ============      =============
SHARE TRANSACTIONS:
 Number of shares issued upon reinvestment
  of distributions........................       723,907          3,048,941
 Number of shares redeemed................    (3,641,124)       (17,754,063)
                                            ------------      -------------
 Net decrease.............................    (2,917,217)       (14,705,122)
                                            ============      =============


   See Notes to Financial Statements.                                        105

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                        SERIES E
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 2001       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 2000
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income ....................  $  8,353,102       $ 12,398,036
Net realized gain (loss) on investments...   (17,989,580)         9,324,833
Net change in unrealized gain or loss on
 investments..............................     3,803,647        (45,132,524)
                                            ------------       ------------
 Net decrease in net assets resulting from
 operations...............................    (5,832,831)       (23,409,655)
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............    (1,707,866)       (12,263,432)
 From net realized gains..................    (1,957,913)        (9,494,955)
                                            ------------       ------------
 Decrease in net assets from distributions
 to shareholders..........................    (3,665,779)       (21,758,387)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*.....       642,222            800,283
 Net asset value of shares issued upon
  reinvestment of distributions...........     3,665,779         21,758,387
 Payments for shares redeemed.............   (27,984,420)       (53,964,717)
                                            ------------       ------------
 Net decrease in net assets from fund
 share transactions.......................   (23,676,419)       (31,406,047)
                                            ------------       ------------
Net change in net assets..................   (33,175,029)       (76,574,089)
NET ASSETS:
Beginning of period.......................   491,104,669        567,678,758
                                            ------------       ------------
End of period.............................  $457,929,640       $491,104,669
                                            ============       ============
End of period net assets includes
 undistributed net investment income......  $  8,350,017       $  1,704,781
                                            ============       ============
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*.........        65,911             75,468
 Number of shares issued upon reinvestment
  of distributions........................       378,696          2,193,300
 Number of shares redeemed................    (2,867,648)        (5,127,523)
                                            ------------       ------------
 Net decrease.............................    (2,423,041)        (2,858,755)
                                            ============       ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.


106 See Notes to Financial Statements.

                                                        SERIES G
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 2001       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 2000
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income ....................  $  3,870,032       $  6,112,205
Net realized loss on investments..........    (3,078,977)        (9,726,749)
Net change in unrealized gain or loss on
 investments..............................    (2,064,046)        (4,168,042)
                                            ------------       ------------
 Net decrease in net assets resulting from
 operations...............................    (1,272,991)        (7,782,586)
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............      (842,785)        (5,739,444)
 From net realized gains..................            --            (55,346)
                                            ------------       ------------
 Decrease in net assets from distributions
 to shareholders..........................      (842,785)        (5,749,790)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*.....        15,153          1,456,392
 Net asset value of shares issued upon
  reinvestment of distributions...........       842,785          5,794,790
 Payments for shares redeemed.............   (12,229,772)       (27,538,107)
                                            ------------       ------------
 Net decrease in net assets from fund
 share transactions.......................   (11,371,834)       (20,286,925)
                                            ------------       ------------
Net change in net assets..................   (13,487,610)       (33,864,301)
NET ASSETS:
Beginning of period.......................   228,692,823        262,557,124
                                            ------------       ------------
End of period.............................  $215,205,213       $228,692,823
                                            ============       ============
End of period net assets includes
 undistributed net investment income......  $  3,867,920       $    840,673
                                            ============       ============
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*.........         1,560            140,708
 Number of shares issued upon reinvestment
  of distributions........................        86,617            588,541
 Number of shares redeemed................    (1,255,892)        (2,725,482)
                                            ------------       ------------
 Net decrease.............................    (1,167,715)        (1,996,233)
                                            ============       ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.


   See Notes to Financial Statements.                                        107

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                                        SERIES H
                                            ---------------------------------
                                              SIX MONTH
                                             PERIOD ENDED
                                            JUNE 30, 2001       YEAR ENDED
                                             (UNAUDITED)     DECEMBER 31, 2000
                                            -------------    -----------------
FROM OPERATIONS:
Net investment income ....................  $  2,632,620       $  3,540,449
Net realized loss on investments..........    (4,759,339)        (3,235,966)
Net change in unrealized gain or loss on
 investments..............................      (159,831)         1,623,217
                                            ------------       ------------
 Net increase (decrease) in net assets
 resulting from operations................    (2,286,550)         1,927,700
                                            ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............      (498,672)        (3,046,786)
 From net realized gains..................      (284,955)          (361,315)
                                            ------------       ------------
 Decrease in net assets from distributions
 to shareholders..........................      (783,627)        (3,408,101)
                                            ------------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*.....        29,557        184,693,471
 Net asset value of shares issued upon
  reinvestment of distributions...........       783,627          3,408,101
 Payments for shares redeemed.............    (7,601,834)       (17,083,240)
                                            ------------       ------------
 Net increase (decrease) in net assets
 from fund share transactions.............    (6,788,650)       171,018,332
                                            ------------       ------------
Net change in net assets..................    (9,858,827)       169,537,931
NET ASSETS:
Beginning of period.......................   173,270,555          3,732,624
                                            ------------       ------------
End of period.............................  $163,411,728       $173,270,555
                                            ============       ============
End of period net assets includes
 undistributed net investment income......  $  2,632,126       $    498,178
                                            ============       ============
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*.........         2,995         18,208,811
 Number of shares issued upon reinvestment
  of distributions........................        79,556            339,097
 Number of shares redeemed................      (766,231)        (1,623,797)
                                            ------------       ------------
 Net increase (decrease)..................      (683,680)        16,924,111
                                            ============       ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.


108 See Notes to Financial Statements.

                                                         SERIES I
                                             --------------------------------
                                                                PERIOD FROM
                                               SIX MONTH      MARCH 15, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
FROM OPERATIONS:
Net investment income .....................  $ 1,503,918       $  1,422,441
Net realized loss on investments...........   (1,947,017)        (3,084,223)
Net change in unrealized gain or loss on
 investments...............................     (715,655)           336,135
                                             -----------       ------------
 Net decrease in net assets resulting from
 operations................................   (1,158,754)        (1,325,647)
                                             -----------       ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income................     (228,771)        (1,193,811)
                                             -----------       ------------
 Decrease in net assets from distributions
 to shareholders...........................     (228,771)        (1,193,811)
                                             -----------       ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*......      165,722        101,465,240
 Net asset value of shares issued upon
  reinvestment of distributions............      228,771          1,193,811
 Payments for shares redeemed..............   (3,291,877)        (5,804,017)
                                             -----------       ------------
 Net increase (decrease) in net assets from
 fund share transactions...................   (2,897,384)        96,855,034
                                             -----------       ------------
Net change in net assets...................   (4,284,909)        94,335,576
NET ASSETS:
Beginning of period........................   94,335,576                 --
                                             -----------       ------------
End of period..............................  $90,050,667       $ 94,335,576
                                             ===========       ============
End of period net assets includes
 undistributed net investment income.......  $ 1,503,777       $    228,630
                                             ===========       ============
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*..........       17,085         10,012,060
 Number of shares issued upon reinvestment
  of distributions.........................       23,488            120,587
 Number of shares redeemed.................     (337,518)          (569,336)
                                             -----------       ------------
 Net increase (decrease)...................     (296,945)         9,563,311
                                             ===========       ============


* Exchanges into the Series are from initial shareholders who have exchange privileges.


   See Notes to Financial Statements.                                        109

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         SERIES J
                                             --------------------------------
                                                                PERIOD FROM
                                               SIX MONTH       JUNE 15, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
FROM OPERATIONS:
Net investment income .....................  $ 1,271,102       $   723,456
Net realized loss on investments...........   (2,984,170)       (3,018,786)
Net change in unrealized gain or loss on
 investments...............................      729,456          (371,164)
                                             -----------       -----------
 Net decrease in net assets resulting from
 operations................................     (983,612)       (2,666,494)
                                             -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income................     (137,325)         (586,312)
                                             -----------       -----------
 Decrease in net assets from distributions
 to shareholders...........................     (137,325)         (586,312)
                                             -----------       -----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*......      303,296        85,227,912
 Net asset value of shares issued upon
  reinvestment of distributions............      137,325           586,312
 Payments for shares redeemed..............   (3,822,542)       (2,220,811)
                                             -----------       -----------
 Net increase (decrease) in net assets from
 fund share transactions...................   (3,381,921)       83,593,413
                                             -----------       -----------
Net change in net assets...................   (4,502,858)       80,340,607
NET ASSETS:
Beginning of period........................   80,340,607                --
                                             -----------       -----------
End of period..............................  $75,837,749       $80,340,607
                                             ===========       ===========
End of period net assets includes
 undistributed net investment income.......  $ 1,270,921       $   137,144
                                             ===========       ===========
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*..........       31,276         8,412,012
 Number of shares issued upon reinvestment
  of distributions.........................       14,245            60,011
 Number of shares redeemed.................     (395,861)         (224,660)
                                             -----------       -----------
 Net increase (decrease)...................     (350,340)        8,247,363
                                             ===========       ===========


* Exchanges into the Series are from initial shareholders who have exchange privileges.


110 See Notes to Financial Statements.

                                                        SERIES K
                                            ---------------------------------
                                                               PERIOD FROM
                                              SIX MONTH     SEPTEMBER 14, 2000
                                            PERIOD ENDED     (COMMENCEMENT OF
                                            JUNE 30, 2001     OPERATIONS) TO
                                             (UNAUDITED)    DECEMBER 31, 2000
                                            -------------   ------------------
FROM OPERATIONS:
Net investment income ....................  $ 1,076,429        $   182,414
Net realized loss on investments..........   (3,538,228)          (387,653)
Net change in unrealized gain or loss on
 investments..............................     (115,026)          (604,716)
                                            -----------        -----------
 Net decrease in net assets resulting from
 operations...............................   (2,576,825)          (809,955)
                                            -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income...............       (3,761)          (176,915)
                                            -----------        -----------
 Decrease in net assets from distributions
 to shareholders..........................       (3,761)          (176,915)
                                            -----------        -----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold/exchanged*.....    1,019,571         99,381,709
 Net asset value of shares issued upon
  reinvestment of distributions...........        3,761            176,915
 Payments for shares redeemed.............   (3,165,917)        (1,963,825)
                                            -----------        -----------
 Net increase (decrease) in net assets
 from fund share transactions.............   (2,142,585)        97,594,799
                                            -----------        -----------
Net change in net assets..................   (4,723,171)        96,607,929
NET ASSETS:
Beginning of period.......................   96,607,929                 --
                                            -----------        -----------
End of period.............................  $91,884,758        $96,607,929
                                            ===========        ===========
End of period net assets includes
 undistributed net investment income......  $ 1,076,167        $     3,499
                                            ===========        ===========
SHARE TRANSACTIONS:
 Number of shares sold/exchanged*.........      101,160          9,784,979
 Number of shares issued upon reinvestment
  of distributions........................          383             17,816
 Number of shares redeemed................     (319,454)          (195,183)
                                            -----------        -----------
 Net increase (decrease)..................     (217,911)         9,607,612
                                            ===========        ===========


* Exchanges into the Series are from initial shareholders who have exchange privileges.


   See Notes to Financial Statements.                                        111

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         SERIES L
                                             --------------------------------
                                                                PERIOD FROM
                                               SIX MONTH     DECEMBER 14, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
FROM OPERATIONS:
Net investment income .....................  $   726,710        $    2,321
Net realized loss on investments...........     (415,122)               --
Net change in unrealized gain or loss on
 investments...............................      756,121                (8)
                                             -----------        ----------
 Net increase in net assets resulting from
 operations................................    1,067,709             2,313
                                             -----------        ----------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income................         (834)           (1,813)
                                             -----------        ----------
 Decrease in net assets from distributions
 to shareholders...........................         (834)           (1,813)
                                             -----------        ----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold.................   88,776,234         1,240,575
 Net asset value of shares issued upon
  reinvestment of distributions............          834             1,813
 Payments for shares redeemed..............   (5,917,465)          (40,348)
                                             -----------        ----------
 Net increase in net assets from fund share
 transactions..............................   82,859,603         1,202,040
                                             -----------        ----------
Net change in net assets...................   83,926,478         1,202,540
NET ASSETS:
Beginning of period........................    1,202,540                --
                                             -----------        ----------
End of period..............................  $85,129,018        $1,202,540
                                             ===========        ==========
End of period net assets includes
 undistributed net investment income.......  $   726,384        $      508
                                             ===========        ==========
SHARE TRANSACTIONS:
 Number of shares sold.....................    8,785,391           124,045
 Number of shares issued upon reinvestment
  of distributions.........................           82               182
 Number of shares redeemed.................     (577,008)           (4,033)
                                             -----------        ----------
 Net increase..............................    8,208,465           120,194
                                             ===========        ==========


112 See Notes to Financial Statements.

                                                                 SERIES M
                                                            -------------------
                                                                PERIOD FROM
                                                              MARCH 15, 2001
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                               JUNE 30, 2001
                                                                (UNAUDITED)
                                                             ----------------
FROM OPERATIONS:
Net investment income ....................................     $    207,714
Net realized loss of investments..........................         (104,037)
Net change in unrealized gain or loss on investments......       (1,720,953)
                                                               ------------
 Net decrease in net assets resulting from operations.....       (1,617,276)
                                                               ------------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold................................      129,062,057
 Payments for shares redeemed.............................       (1,281,147)
                                                               ------------
 Net increase in net assets from fund share transactions..      127,780,910
                                                               ------------
Net change in net assets..................................      126,163,634
NET ASSETS:
Beginning of period.......................................               --
                                                               ------------
End of period.............................................     $126,163,634
                                                               ============
End of period net assets includes undistributed net
 investment income........................................     $    207,714
                                                               ============
SHARE TRANSACTIONS:
 Number of shares sold....................................       12,778,291
 Number of shares redeemed................................         (127,283)
                                                               ------------
 Net increase.............................................       12,651,008
                                                               ============


   See Notes to Financial Statements.                                        113

AETNA GET FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                  SERIES N
                                                             ------------------
                                                                PERIOD FROM
                                                               JUNE 14, 2001
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               JUNE 30, 2001
                                                                (UNAUDITED)
                                                              ----------------
FROM OPERATIONS:
Net investment income .....................................     $    2,128
Net change in unrealized gain or loss on investments.......           (317)
                                                                ----------
 Net increase in net assets resulting from operations......          1,811
                                                                ----------
FROM FUND SHARE TRANSACTIONS:
 Proceeds from shares sold.................................      1,814,557
 Payments for shares redeemed..............................        (14,993)
                                                                ----------
 Net increase in net assets from fund share transactions...      1,799,564
                                                                ----------
Net change in net assets...................................      1,801,375
NET ASSETS:
Beginning of period........................................             --
                                                                ----------
End of period..............................................     $1,801,375
                                                                ==========
End of period net assets includes undistributed net
 investment income.........................................     $    2,128
                                                                ==========
SHARE TRANSACTIONS:
 Number of shares sold.....................................        181,364
 Number of shares redeemed.................................         (1,497)
                                                                ----------
 Net increase..............................................        179,867
                                                                ==========


114 See Notes to Financial Statements.

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001 (UNAUDITED)


1. ORGANIZATION

Aetna GET Fund (Fund) is registered under the Investment Company Act of 1940 as an open-end management investment company. It was organized under the laws of Massachusetts as a business trust on March 9, 1987. The Declaration of Trust permits the Fund to offer separate series, each of which has its own investment objective, policies and restrictions.

Currently there are eleven diversified Series of the Fund, Series C (GET C), Series D (GET D), Series E (GET E), Series G (GET G), Series H (GET H), Series I (GET I), Series J (GET J), Series K (GET K), Series L (GET L), Series M (GET M), and Series N (GET N) (individually, a Series and collectively, the Series). Each Series seeks to achieve maximum total return by participating in favorable equity market performance without compromising a minimum targeted rate of return during a specified five year period (Guarantee Period). The minimum targeted return for each Series during the Guarantee Period is 1.5% (except for GET C and GET D which is 2.5%) before asset based contract charges and each Series' cost of operations. Investors are guaranteed by Aetna Life Insurance & Annuity Company (ALIAC) their initial investment less certain maintenance charges only if an investor had remained in the Series from the beginning of the Guarantee period to the end of the Guarantee period. ALIAC does not guarantee that investors will earn the target return.

           ACCUMULATION           GUARANTEE         MATURITY
              PERIOD               PERIOD             DATE
              ------               ------             ----
GET C*  09/16/96 - 12/16/96  12/17/96 - 12/16/01   12/16/01
GET D*  10/15/98 - 01/15/99  01/16/99 - 01/15/04   01/15/04
GET E*  06/15/99 - 09/14/99  09/15/99 - 09/14/04   09/14/04
GET G*  09/15/99 - 12/14/99  12/15/99 - 12/14/04   12/14/04
GET H*  12/15/99 - 03/14/00  03/15/00 - 03/14/05   03/14/05
GET I*  03/15/00 - 06/14/00  06/15/00 - 06/14/05   06/14/05
GET J*  06/15/00 - 09/13/00  09/14/00 - 09/13/05   09/13/05
GET K*  09/14/00 - 12/13/00  12/14/00 - 12/13/05   12/13/05
GET L*  12/14/00 - 03/14/01  03/15/01 - 03/14/06   03/14/06
GET M*  03/15/01 - 06/13/01  06/14/01 - 06/13/06   06/13/06
GET N   06/14/01 - 09/12/01  09/13/01 - 09/15/06   09/15/06
* Closed to new investors.

Shares of the Series are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. At June 30, 2001, separate accounts of ALIAC and its affiliates held all the shares outstanding of each Series.

Aeltus Investment Management, Inc. (Aeltus), the investment adviser to the Fund, and Aeltus Capital, Inc. (ACI), the Fund's principal underwriter, are indirect wholly owned subsidiaries of ING Groep N.V. (ING). On December 13, 2000 Aetna Inc. (Aetna), sold certain of its financial services and international businesses, including Aeltus and ACI to ING. ING is a global financial institution active in the fields of insurance, banking, and asset management in more than 65 countries, with almost 100,000 employees.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements of the Series have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported therein. Actual results may differ from these estimates.

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


A. VALUATION OF INVESTMENTS

Exchange traded equity investments are stated at market values based upon prices furnished by external pricing sources as reported on national securities exchanges. Over-the-counter securities are stated at the last sale price, or if there has been no sale that day, at the mean of the bid and asked prices. Fixed income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities. Short-term investments maturing in sixty days or less are valued at amortized cost, which when combined with accrued interest, approximates market value. Securities and fixed income investments for which market quotations are not considered to be readily available are valued using methods approved by the Board of Trustees (Board).

B. FUTURES CONTRACTS

A futures contract is an agreement between two parties to buy and sell a specific amount of a commodity, security or financial instrument, including an index of stocks, at a set price on a future date. Each Series may invest in financial futures contracts as a hedge against their existing portfolio securities, to manage the risk of changes in interest rates, equity prices or in anticipation of future purchases and sales of securities.

Upon entering into a financial futures contract, a Series is required to deposit with a broker an amount (initial margin) equal to a percentage of the purchase price indicated by the futures contract. Subsequent deposits (variation margin) are received or paid each day by the Series equal to the daily fluctuations in the market value of the contract. These amounts are recorded by the Series as unrealized gains or losses. When a contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Generally, futures contracts held by a Series are closed prior to expiration.

The risks associated with financial futures may arise from an imperfect correlation between the change in market value of the securities held by the Series and the price of the contracts. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contracts.

Realized and unrealized gains or losses on financial futures are reflected in the accompanying financial statements. The amounts at risk under such futures may exceed the amounts reflected in the financial statements. For federal income tax purposes, any futures contracts which remain open at year end are marked-to-market and the resultant net gain or loss is reported to shareholders as federal taxable income.

C. ILLIQUID AND RESTRICTED SECURITIES

Illiquid securities are not readily marketable. Disposing of illiquid investments may involve time-consuming negotiations and legal expenses, and it may be difficult or impossible for a Series to sell them promptly at an acceptable price. Restricted securities are those sold under Rule 144A of the Securities Act of 1933 (1933 Act) or are securities offered pursuant to Section 4(2) of the 1933 Act, and are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Each Series may invest up to 15% of its total assets in illiquid securities. In the absence of market quotations, the securities are valued based upon their fair value determined under procedures approved by the Board. A Series will not pay the costs of disposition of restricted securities other than ordinary brokerage fees, if any.

D. DELAYED DELIVERY TRANSACTIONS

A Series may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such securities is identified in the Portfolio of Investment. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, a Series is required to hold liquid assets as collateral with their custodian sufficient to cover the purchase price.

E. FEDERAL INCOME TAXES

Each Series has met the requirements to be taxed as a regulated investment company for the year ended December 31, 2000 and intends to meet the requirements to be taxed as a regulated investment company for the current year. As such, each Series is relieved of federal income taxes by distributing all of its net taxable investment income and capital gains, if any, in compliance with the applicable provisions of the Internal Revenue Code (Code). Furthermore, by declaring such distributions during the calendar year, each Series will avoid federal excise taxes in accordance with the applicable provisions of the Code. Thus, the financial statements contain no provision for federal taxes.

F. DISTRIBUTIONS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for futures contracts and repurchases of certain securities sold at a loss.

G. LINE OF CREDIT

Certain series of the Fund (all Series except GET K, GET L, GET M, and GET N), certain portfolios of Aetna Variable Portfolios, Inc., Aetna Generation Portfolios, Inc., Aetna Balanced VP, Inc., Aetna Variable Fund, Aetna Income Shares, and certain series of Aetna Series Fund, Inc., collectively, Aetna Mutual Funds, have entered into a revolving credit facility, of up to $300,000,000, with a syndicate of banks led by Citibank, N.A. The revolving credit facility requires the payment of an annual commitment fee of 0.09% based on the average daily unused amount of the credit facility. Each of the Aetna Mutual Funds will pay its pro rata share of both the agent fee and commitment fee. Generally, borrowings under the facility accrue interest at the Federal Funds Rate plus a specified margin. Repayments generally must be made within 30 days after the date of a revolving credit advance. No borrowings from the line of credit have been made as of June 30, 2001.

H. OTHER

Investment transactions are accounted for on the day following trade date, except same day settlements which are accounted for on the trade date. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized, respectively, using an effective yield method over the life of the security. Dividend income and stock splits are recorded on the ex-dividend date. Realized gains and losses from investment transactions are determined on an identified cost basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable countries tax rules and rates.

AETNA GET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
JUNE 30, 2001 (UNAUDITED)


3. INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICE FEES

Each Series pays Aeltus an investment advisory fee expressed as a percentage of each Series' average daily net assets. Each Series pays Aeltus 0.60% of their respective average daily net assets during the Guarantee Period (0.25% of its average daily net assets during the Accumulation Period).

Each Series pays Aeltus an administrative services fee in exchange for receiving certain administrative and shareholder services and to compensate Aeltus for supervising the Series' other service providers. Each Series pays Aeltus an administrative services fee at an annual rate based on its average daily net assets. The rate for each Series is 0.075% on the first $5 billion in assets and 0.050% on assets over $5 billion.

Aeltus has entered into a Service Agreement with ALIAC under which ALIAC will provide various administrative and shareholder services for each Series, in exchange for fees payable by Aeltus, of up to 0.30% of the Series' average daily net assets. For the period ending June 30, 2001 Aeltus paid ALIAC $2,723,238.

4. REIMBURSEMENT AND WAIVER FROM INVESTMENT ADVISER

Aeltus may, from time to time, make reimbursements to GET C for some or all of its operating expenses or it may waive fees in order to maintain a certain expense ratio. Aeltus is contractually obligated for all other Series to reimburse those Series for some or all of their operating expenses or to waive fees in order to maintain a certain expense ratio. Reimbursement and waiver arrangements will increase a Series' total return. Actual expenses for the period ended June 30, 2001 were at or below contractual limits. Actual expense ratios are included in the Financial Highlights.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

Purchases and sales of investment securities, excluding short-term investments, for the period ended June 30, 2001 were:

                  COST OF PURCHASES      PROCEEDS FROM SALES
                  -----------------      -------------------
GET C                  $ 91,415,668             $101,844,278
GET D                   129,077,465              145,520,305
GET E                   204,163,420              221,107,318
GET G                   123,231,701              139,301,115
GET H                    80,866,065               88,664,473
GET I                    59,748,482               63,001,317
GET J                    37,554,497               40,619,870
GET K                    63,637,406               67,152,571
GET L                   137,170,285               54,402,861
GET M                   133,328,429                6,279,703

6. CAPITAL LOSS CARRYFORWARD

In accordance with applicable provisions of the Code, as of June 30, 2001, the following capital loss carryforwards had been incurred:

                                                          CAPITAL LOSS         YEAR OF
                                                          CARRYFORWARD       EXPIRATION
                                                          ------------       ----------
GET G                                                       $3,411,681             2008
GET I                                                        1,974,399             2008
GET J                                                        2,151,833             2008
GET K                                                          334,268             2008


These capital loss carryforwards may be used to offset future capital gains until their respective expiration date. It is the policy of the Series to reduce future distributions of realized gains to shareholders to the extent of the unexpired capital loss carryforwards.

AETNA GET FUND
FINANCIAL HIGHLIGHTS
SERIES C

Selected data for a fund share outstanding throughout each period:

                                                                                                       PERIOD FROM
                              SIX MONTH                                                             DECEMBER 17, 1996
                            PERIOD ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    (COMMENCEMENT OF
                            JUNE 30, 2001  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,    OPERATIONS) TO
                             (UNAUDITED)       2000          1999          1998          1997       DECEMBER 31, 1996
                            -------------  ------------  ------------  ------------  ------------   -----------------
Net asset value, beginning
 of period ...............  $   9.20        $  12.77      $  14.46      $  12.61      $  10.23        $  10.13
                            --------        --------      --------      --------      --------        --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ...      0.03            0.06          0.09          0.14          0.19+           0.01+
 Net realized and change
  in unrealized gain or
  loss on investments ....     (0.74)          (1.06)         2.78          3.23          2.39            0.14
                            --------        --------      --------      --------      --------        --------
   Total from investment
    operations............     (0.71)          (1.00)         2.87          3.37          2.58            0.15
                            --------        --------      --------      --------      --------        --------
LESS DISTRIBUTIONS:
 From net investment
  income..................     (0.01)          (0.07)        (0.12)        (0.12)        (0.18)          (0.05)
 From net realized gains
  on investments .........     (0.50)          (2.50)        (4.44)        (1.40)        (0.02)             --
                            --------        --------      --------      --------      --------        --------
   Total distributions ...     (0.51)          (2.57)        (4.56)        (1.52)        (0.20)          (0.05)
                            --------        --------      --------      --------      --------        --------
Net asset value, end of
 period...................  $   7.98        $   9.20      $  12.77      $  14.46      $  12.61        $  10.23
                            ========        ========      ========      ========      ========        ========

Total return* ............     (7.73)%         (8.64)%       23.56%        27.76%        25.25%           1.52%
Net assets, end of period
 (000's)..................  $141,929        $164,245      $204,212      $227,207      $247,752        $208,442
Ratio of net investment
 expenses to average net
 assets...................      0.72%(1)        0.71%         0.71%         0.72%         0.75%           0.75%(1)
Ratio of net investment
 income to average net
 assets...................      0.61%(1)        0.48%         0.62%         0.89%         1.58%           3.04%(1)
Portfolio turnover rate ..     62.80%          72.94%        51.05%       108.16%       126.43%           6.25%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

+ PER SHARE DATA CALCULATED USING WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING THROUGHOUT THE PERIOD.


120 See Notes to Financial Statements.

SERIES D

Selected data for a fund share outstanding throughout each period:

                                                                       PERIOD FROM
                          SIX MONTH                                 OCTOBER 15, 1998
                        PERIOD ENDED    YEAR ENDED    YEAR ENDED    (COMMENCEMENT OF
                        JUNE 30, 2001  DECEMBER 31,  DECEMBER 31,    OPERATIONS) TO
                         (UNAUDITED)       2000          1999       DECEMBER 31, 1998
                        -------------  ------------  ------------   -----------------
Net asset value,
 beginning of period .  $   9.69        $  10.65      $  10.05        $  10.00
                        --------        --------      --------        --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income      0.19            0.35          0.31            0.10
 Net realized and
  change in unrealized
  gain or loss on
  investments..........    (0.09)          (0.73)         0.51              --
                        --------        --------      --------        --------
   Total from
    investment
    operations........      0.10           (0.38)         0.82            0.10
                        --------        --------      --------        --------
LESS DISTRIBUTIONS:
 From net investment
  income...............    (0.05)          (0.40)        (0.22)          (0.05)
  From net realized
  gains on investments     (0.10)          (0.18)           --              --
                        --------        --------      --------        --------
   Total distributions     (0.15)          (0.58)        (0.22)          (0.05)
                        --------        --------      --------        --------
Net asset value, end
 of period ...........  $   9.64        $   9.69      $  10.65        $  10.05
                        ========        ========      ========        ========

Total return* ........      0.95%          (3.59)%        8.01%#            --
Net assets, end of
 period (000's) ......  $478,347        $509,330      $716,085        $385,294
Ratio of net
 investment expenses
 to average net assets      0.70%(1)        0.70%         0.68%           0.36%(1)
Ratio of net
 investment income to
 average net assets ..      3.85%(1)        2.90%         2.84%           4.59%(1)
Ratio of expenses
 before reimbursement
 and waiver to average
 net assets ..........        --              --          0.68%           0.38%(1)
Portfolio turnover
 rate.................     26.62%         177.14%       223.85%             --



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON JANUARY 16, 1999, THE FIRST DAY OF THE GUARANTEE PERIOD.


   See Notes to Financial Statements.                                        121

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES E

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                 SIX MONTH                     JUNE 15, 1999
                               PERIOD ENDED    YEAR ENDED    (COMMENCEMENT OF
                               JUNE 30, 2001  DECEMBER 31,    OPERATIONS) TO
                                (UNAUDITED)       2000       DECEMBER 31, 1999
                               -------------  ------------   -----------------
Net asset value, beginning of
 period......................  $   9.85        $  10.77        $  10.00
                               --------        --------        --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ......      0.18            0.26            0.10
 Net realized and change in
  unrealized gain or loss on
  investments................     (0.30)          (0.73)           0.74
                               --------        --------        --------
   Total from investment
    operations...............     (0.12)          (0.47)           0.84
                               --------        --------        --------
LESS DISTRIBUTIONS:
 From net investment income .     (0.04)          (0.25)          (0.07)
 From net realized gains on
  investments................     (0.04)          (0.20)             --
                               --------        --------        --------
   Total distributions ......     (0.08)          (0.45)          (0.07)
                               --------        --------        --------
Net asset value, end of
 period......................  $   9.65        $   9.85        $  10.77
                               ========        ========        ========

Total return* ...............     (1.24)%         (4.35)%          7.14%#
Net assets, end of period
 (000's).....................  $457,930        $491,105        $567,679
Ratio of net investment
 expenses to average net
 assets......................      0.70%(1)        0.70%           0.63%(1)
Ratio of net investment
 income to average net assets      3.58%(1)        2.35%           2.68%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets .........        --              --            0.64%(1)
Portfolio turnover rate .....     44.42%         162.22%          51.75%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON SEPTEMBER 15, 1999, THE FIRST DAY OF THE GUARANTEE PERIOD.


122 See Notes to Financial Statements.

SERIES G

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                SIX MONTH                   SEPTEMBER 15, 1999
                              PERIOD ENDED    YEAR ENDED     (COMMENCEMENT OF
                              JUNE 30, 2001  DECEMBER 31,     OPERATIONS) TO
                               (UNAUDITED)       2000       DECEMBER 31, 1999
                              -------------  ------------   ------------------
Net asset value, beginning
 of period .................  $   9.81        $  10.37         $  10.00
                              --------        --------         --------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income .....      0.18            0.27             0.06
 Net realized and change in
  unrealized gain or loss on
  investments...............     (0.23)          (0.58)            0.35
                              --------        --------         --------
   Total from investment
    operations..............     (0.05)          (0.31)            0.41
                              --------        --------         --------
LESS DISTRIBUTIONS:
 From net investment income      (0.04)          (0.25)           (0.04)
                              --------        --------         --------
   Total distributions .....     (0.04)          (0.25)           (0.04)
                              --------        --------         --------
Net asset value, end of
 period.....................  $   9.72        $   9.81         $  10.37
                              ========        ========         ========

Total return* ..............     (0.53)%         (2.96)%           2.86%#
Net assets, end of period
 (000's)....................  $215,205        $228,693         $262,557
Ratio of net investment
 expenses to average net
 assets.....................      0.72%(1)        0.71%            0.61%(1)
Ratio of net investment
 income to average net
 assets.....................      3.55%(1)        2.52%            3.45%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets ........        --              --             0.69%(1)
Portfolio turnover rate ....     56.64%         168.68%           22.19%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON DECEMBER 15, 1999, THE FIRST DAY OF THE GUARANTEE PERIOD.


   See Notes to Financial Statements.                                        123

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES H

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                 SIX MONTH                   DECEMBER 15, 1999
                               PERIOD ENDED    YEAR ENDED    (COMMENCEMENT OF
                               JUNE 30, 2001  DECEMBER 31,    OPERATIONS) TO
                                (UNAUDITED)       2000       DECEMBER 31, 1999
                               -------------  ------------   -----------------
Net asset value, beginning of
 period......................  $  10.02        $  10.03         $10.00
                               --------        --------         ------
INCOME FROM INVESTMENT
OPERATIONS:
 Net investment income ......      0.16            0.20           0.01
 Net realized and change in
  unrealized gain or loss on
  investments................     (0.29)          (0.01)          0.02
                               --------        --------         ------
   Total from investment
    operations...............     (0.13)           0.19           0.03
                               --------        --------         ------
LESS DISTRIBUTIONS:
 From net investment income .     (0.03)          (0.18)            --
 From net realized gains on
  investments................     (0.02)          (0.02)            --
                               --------        --------         ------
   Total distributions ......     (0.05)          (0.20)            --
                               --------        --------         ------
Net asset value, end of
 period......................  $   9.84        $  10.02         $10.03
                               ========        ========         ======

Total return* ...............     (1.33)%          0.89%#           --
Net assets, end of period
 (000's).....................  $163,412        $173,271         $3,733
Ratio of net investment
 expenses to average net
 assets......................      0.73%(1)        0.70%          0.37%(1)
Ratio of net investment
 income to average net assets      3.17%(1)        2.37%          4.65%(1)
Ratio of expenses before
 reimbursement and waiver to
 average net assets .........        --            0.72%         10.60%(1)
Portfolio turnover rate .....     48.74%         163.34%            --



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON MARCH 15, 2000, THE FIRST DAY OF THE GUARANTEE PERIOD.


124 See Notes to Financial Statements.

SERIES I

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                               SIX MONTH      MARCH 15, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
Net asset value, beginning of period ......   $  9.86           $ 10.00
                                              -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.19              0.15
 Net realized and change in unrealized gain
  or loss on investments ..................     (0.31)            (0.16)
                                              -------           -------
   Total from investment operations .......     (0.12)            (0.01)
                                              -------           -------
LESS DISTRIBUTIONS:
 From net investment income ...............     (0.02)            (0.13)
                                              -------           -------
   Total distributions.....................     (0.02)            (0.13)
                                              -------           -------
Net asset value, end of period ............   $  9.72           $  9.86
                                              =======           =======

Total return* .............................     (1.17)%           (1.53)%#
Net assets, end of period (000's) .........   $90,051           $94,336
Ratio of net investment expenses to average
 net assets ...............................      0.75%(1)          0.73%(1)
Ratio of net investment income to average
 net assets ...............................      3.30%(1)          2.64%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      0.75%(1)          0.76%(1)
Portfolio turnover rate ...................     65.72%            69.88%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON JUNE 15, 2000, THE FIRST DAY OF THE GUARANTEE PERIOD.


   See Notes to Financial Statements.                                        125

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES J

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                               SIX MONTH       JUNE 15, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
Net asset value, beginning of period ......   $  9.74           $ 10.00
                                              -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ....................      0.18              0.09
 Net realized and change in unrealized gain
  or loss on investments...................     (0.30)            (0.28)
                                              -------           -------
   Total from investment operations .......     (0.12)            (0.19)
                                              -------           -------
LESS DISTRIBUTIONS:
 From net investment income................     (0.02)            (0.07)
                                              -------           -------
   Total distributions ....................     (0.02)            (0.07)
                                              -------           -------
Net asset value, end of period ............   $  9.60           $  9.74
                                              =======           =======

Total return* .............................     (1.26)%           (3.24)%#
Net assets, end of period (000's) .........   $75,838           $80,341
Ratio of net investment expenses to average
 net assets ...............................      0.75%(1)          0.72%(1)
Ratio of net investment income to average
 net assets ...............................      3.29%(1)          2.97%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      0.77%(1)          0.81%(1)
Portfolio turnover rate....................     48.62%            34.89%


(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON SEPTEMBER 14, 2000, THE FIRST DAY OF THE GUARANTEE PERIOD.


126 See Notes to Financial Statements.

SERIES K

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                              SIX MONTH     SEPTEMBER 14, 2000
                                            PERIOD ENDED     (COMMENCEMENT OF
                                            JUNE 30, 2001     OPERATIONS) TO
                                             (UNAUDITED)    DECEMBER 31, 2000
                                            -------------   ------------------
Net asset value, beginning of period .....   $ 10.06           $ 10.00
                                             -------           -------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ...................      0.12              0.02
 Net realized and change in unrealized
  gain or loss on investments.............     (0.39)             0.06
                                             -------           -------
   Total from investment operations ......     (0.27)             0.08
                                             -------           -------
LESS DISTRIBUTIONS:
 From net investment income...............        --             (0.02)
                                             -------           -------
   Total distributions ...................        --             (0.02)
                                             -------           -------
Net asset value, end of period ...........   $  9.79           $ 10.06
                                             =======           =======

Total return* ............................     (2.68)%           (0.85)%#
Net assets, end of period (000's) ........   $91,885           $96,608
Ratio of net investment expenses to
 average net assets ......................      0.75%(1)          0.68%(1)
Ratio of net investment income to average
 net assets ..............................      2.31%(1)          3.15%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets ............      0.75%(1)          1.01%(1)
Portfolio turnover rate...................     69.05%             8.69%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON DECEMBER 14, 2000, THE FIRST DAY OF THE GUARANTEE PERIOD.


   See Notes to Financial Statements.                                        127

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES L

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                               SIX MONTH     DECEMBER 14, 2000
                                             PERIOD ENDED    (COMMENCEMENT OF
                                             JUNE 30, 2001    OPERATIONS) TO
                                              (UNAUDITED)    DECEMBER 31, 2000
                                             -------------   -----------------
Net asset value, beginning of period ......   $ 10.01           $10.00
                                              -------           ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................      0.09             0.03
                                                                ------
 Net realized and change in unrealized gain
  or loss on investments...................      0.12
                                              -------
   Total from investment operations .......      0.21             0.03
                                              -------           ------
LESS DISTRIBUTIONS:
 From net investment income................        --            (0.02)
                                              -------           ------
   Total distributions ....................        --            (0.02)
                                              -------           ------
Net asset value, end of period ............   $ 10.22           $10.01
                                              =======           ======

Total return* .............................      1.07%#             --
Net assets, end of period (000's) .........   $85,129           $1,203
Ratio of net investment expenses to average
 net assets ...............................      0.75%(1)         0.08%(1)
Ratio of net investment income to average
 net assets ...............................      2.64%(1)         1.17%(1)
Ratio of expenses before reimbursement and
 waiver to average net assets .............      0.78%(1)         5.94%(1)
Portfolio turnover rate....................     61.99%              --


(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON MARCH 15, 2001, THE FIRST DAY OF THE GUARANTEE PERIOD.


128 See Notes to Financial Statements.

SERIES M

Selected data for a fund share outstanding throughout each period:

                                                                 PERIOD FROM
                                                               MARCH 15, 2001
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               JUNE 30, 2001
                                                                (UNAUDITED)
                                                              ----------------
Net asset value, beginning of period ......................     $  10.00
                                                                --------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................................         0.02
 Net realized and change in unrealized gain or loss on
  investment...............................................        (0.05)
                                                                --------
   Total from investment operations .......................        (0.03)
                                                                --------
Net asset value, end of period ............................     $   9.97
                                                                ========

Total return* .............................................        (1.33)%#
Net assets, end of period (000's) .........................     $126,164
Ratio of net investment expenses to average net assets ....         0.73%(1)
Ratio of net investment income to average net assets ......         3.22%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................         0.91%(1)
Portfolio turnover rate....................................         6.08%



(1)  ANNUALIZED.

* THE TOTAL RETURN PERCENTAGE DOES NOT REFLECT ANY SEPARATE ACCOUNT CHARGES UNDER VARIABLE ANNUITY CONTRACTS AND LIFE POLICIES.

# TOTAL RETURN CALCULATION BEGAN ON JUNE 14, 2001, THE FIRST DAY OF THE GUARANTEE PERIOD.


   See Notes to Financial Statements.                                        129

AETNA GET FUND
FINANCIAL HIGHLIGHTS (CONTINUED)
SERIES N

Selected data for a fund share outstanding throughout each period:

                                                                PERIOD FROM
                                                               JUNE 14, 2001
                                                              (COMMENCEMENT OF
                                                               OPERATIONS) TO
                                                               JUNE 30, 2001
                                                                (UNAUDITED)
                                                              ----------------
Net asset value, beginning of period ......................      $10.00
                                                                 ------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment income.....................................        0.01
 Net realized and change in unrealized gain or loss on
  investments..............................................        0.01
                                                                 ------
   Total from investment operations .......................        0.02
                                                                 ------
Net asset value, end of period ............................      $10.02
                                                                 ======

Total return* .............................................          --
Net assets, end of period (000's) .........................      $1,801
Ratio of net investment expenses to average net assets ....        0.46%(1)
Ratio of net investment income to average net assets ......        4.00%(1)
Ratio of expenses before reimbursement and waiver to
 average net assets .......................................        3.08%(1)


(1)  ANNUALIZED.

* GET N IS IN ITS ACCUMULATION PERIOD. TOTAL RETURN CALCULATION WILL BEGIN ON SEPTEMBER 13, 2001, THE FIRST DAY OF THE GUARANTEE PERIOD.


130 See Notes to Financial Statements.